  AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2015



                                                      REGISTRATION NO. 033-52050
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM S-6



                        POST-EFFECTIVE AMENDMENT NO. 27
                      TO THE REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933


                                 ------------
                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                             (Exact Name of Trust)


                       NEW ENGLAND LIFE INSURANCE COMPANY
                              (Name of Depositor)

                              ONE FINANCIAL CENTER
                          BOSTON, MASSACHUSETTS 02111
              (Address of Depositor's Principal Executive Offices)

                              ERIC T. STEIGERWALT
                                   PRESIDENT
                       NEW ENGLAND LIFE INSURANCE COMPANY
                        11225 NORTH COMMUNITY HOUSE ROAD
                        CHARLOTTE, NORTH CAROLINA 28277

                    (Name and Address of Agent for Service)
                                   COPIES TO:

                           W. THOMAS CONNER, ESQUIRE
                                 REED SMITH LLP
                         1301 K STREET, NW, SUITE 1100
                              WASHINGTON, DC 20005

Approximate Date of Public Offering: On May 1, 2015 or as soon thereafter as practicable


It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)


[X] on May 1, 2015 pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Variable Ordinary Life Insurance Policies.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Registration Statement incorporates by reference the Prospectuses and Supplements dated April 28, 2014, April 29, 2013, April 30, 2012, May 1, 2011, May 1, 2010, May 1, 2009, April 28, 2008, April 30, 2007, May 1, 2006, May 1,
2005, May 1, 2004, September 18, 2003, May 1, 2003, May 1, 2002, May 1, 2001,
May 1, 2000 and April 30, 1999 for the Zenith Life Plus II Policy, each as filed in Post-Effective Amendment No. 26 filed April 22, 2014, Post-Effective Amendment No. 25 filed April 23, 2013, Post-Effective Amendment No. 24 filed April 26, 2012, Post-Effective Amendment No. 23 filed April 25, 2011, Post-Effective Amendment No. 22 filed April 23, 2010, Post-Effective Amendment No. 21 filed April 23, 2009, Post- Effective Amendment No. 20 filed April 22, 2008, Post-Effective Amendment No. 19 filed April 20, 2007, Post-Effective Amendment No. 18 filed April 27, 2006, Post-Effective No. 17 filed April 29, 2005, Post-Effective Amendment No. 16 filed April 30, 2004, Post-Effective Amendment No. 15 filed September 18, 2003, Post-Effective Amendment No. 14 filed April 30, 2003, Post-Effective Amendment No. 13 filed April 30, 2002, Post-Effective Amendment No. 12 filed on April 26, 2001, Post-Effective Amendment No. 11 filed on April 26, 2000 and Post-Effective Amendment No. 10 filed on April 26, 1999, respectively, to the Registration Statement on Form S-6 (File No. 033-52050).

                                NEW ENGLAND LIFE
                               INSURANCE COMPANY
                              ZENITH LIFE PLUS II


                        Supplement Dated May 1, 2015 to

         Prospectuses Dated April 30, 1999, May 1, 2000 and May 1, 2001


     This supplement updates, and to the extent inconsistent therewith, replaces certain information contained in the prospectuses for the above-referenced variable ordinary life insurance Policies, as periodically and annually supplemented. You should read and retain this supplement. We will send you an additional copy of the last full prospectus for your Policy as supplemented, without charge, on request. The Policies are no longer available for sale.



     New England Life Insurance Company ("NELICO") is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. NELICO's Home Office is One Financial Center, Boston, Massachusetts 02111.



     NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE POLICIES OR DETERMINED IF THIS SUPPLEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.


     THE ELIGIBLE FUND PROSPECTUSES MAY BE OBTAINED BY CALLING 1-800-388-4000.


     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE POLICIES AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


     THE FINANCIAL INDUSTRY REGULATORY AUTHORITY ("FINRA") PROVIDES BACKGROUND INFORMATION ABOUT BROKER-DEALERS AND THEIR REGISTERED REPRESENTATIVES THROUGH FINRA BROKERCHECK. YOU MAY CONTACT THE FINRA BROKERCHECK HOTLINE AT 1-800-289-9999, OR LOG ON TO WWW.FINRA.ORG. AN INVESTOR BROCHURE THAT INCLUDES INFORMATION DESCRIBING FINRA BROKERCHECK IS AVAILABLE THROUGH THE HOTLINE OR ON-LINE.

                          INTRODUCTION TO THE POLICIES


RECEIPT OF COMMUNICATIONS AND PAYMENTS AT NELICO'S DESIGNATED OFFICE

     We will treat your request for a Policy transaction, or your submission of a payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Designated Office before the close of regular trading on the New York Stock Exchange on that day (usually 4:00 p.m. Eastern Time). If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. These rules apply regardless of the reason we did not receive your request by the close of regular trading on the New York Stock Exchange--even if due to our delay (such as a delay in answering your telephone call).

     The Designated Office for various Policy transactions is as follows:


      Premium Payments................................................   New England Life Insurance Company
                                                                         P.O. Box 371499
                                                                         Pittsburgh, PA 15250-7499
      Payment Inquiries and Correspondence............................   New England Life Insurance Company
                                                                         P.O. Box 323
                                                                         Warwick, RI 02887-0323
      Beneficiary and Ownership Changes...............................   New England Life Insurance Company
                                                                         P.O. Box 541
                                                                         Warwick, RI 02887-0541
      Surrenders, Loans, Withdrawals and Sub-Account Transfers........   New England Life Insurance Company
                                                                         P.O. Box 543
                                                                         Warwick, RI 02887-0543
      Death Claims....................................................   New England Life Insurance Company
                                                                         P.O. Box 353
                                                                         Warwick, RI 02887-0353
      Sub-Account Transfers by Telephone..............................   (800) 200-2214
      All Other Telephone Transactions and Inquiries..................   (800) 388-4000

     You may request an account transfer or reallocation of future premiums by written request (which may be telecopied) to our Designated Office, by telephoning us, or over the Internet (subject to our restrictions on frequent transfers). To request a transfer or reallocation by telephone, you should contact your registered representative or contact us at (800) 200-2214. To request a transfer or reallocation over the Internet, you may log on to our website at www.metlife.com. We use reasonable procedures to confirm that instructions communicated by telephone, facsimile or Internet are genuine. Any telephone, facsimile or Internet instructions that we reasonably believe to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. However, because telephone and Internet transactions may be available to anyone who provides certain information about you and your Policy, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.

     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Designated Office.

     If you send your premiums or transaction requests to an address other than the one we have designated for receipt of such premiums or requests, we may return the premium to you, or there may be a delay in applying the premium or transaction to your Policy.

CYBERSECURITY

     Our variable life insurance business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable life insurance policies). For example, many routine operations, such as processing Policy Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on NELICO and the Variable Account, as well as Policy Owners and their Policies. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Eligible Funds; impact our ability to calculate cash value; cause the release and possible destruction of confidential Policy Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



                           POLICY VALUES AND BENEFITS


AGE 100

     The Policies endow at age 100 of the insured for the greater of the current cash value and the Policy face amount (each reduced by any outstanding loans plus interest). You can elect to continue the Policy beyond age 100 of the insured instead of taking payment at age 100. Sixty days before the anniversary when the insured is age 100 we will send you an election form. If you elect to continue the Policy, the cash value will remain in the sub-accounts and/or Fixed Account that you have chosen. We will not deduct Policy charges or accept premium payments after age 100. You can continue to make loans, surrenders and account transfers. The death benefit after age 100 equals the greater of (1) the Policy's face amount at age 100 (as reduced by any later surrenders or face amount reductions), and (2) the cash value on the date of death. The proceeds we pay will be reduced by any outstanding loan plus interest. The tax consequences of continuing the Policy beyond the insured's age 100 are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the insured's age 100.


TABULAR CASH VALUE

     The Policy's tabular cash value is a hypothetical value. We use it to determine (1) the Option 2 death benefit, (2) whether you can skip a scheduled premium payment under the Special Premium Option, and (3) how much cash value you can withdraw from the Policy. (See "Death Benefit", "Special Premium Option" and "Partial Surrender and Partial Withdrawal".) We recalculate the tabular cash value when we recalculate the Policy's scheduled premium.

     When we recalculate the scheduled premium (at the Policy anniversary when the insured is age 70, or after 10 years, if later), the new scheduled premium and tabular cash value amounts depend on the Policy's actual cash value on the recalculation date. (See "Premiums--Scheduled Premium Recalculation".)

     The tabular cash value increases on the premium recalculation date if the Policy's actual cash value on that date is higher than the tabular cash value just before the recalculation. We determine the new scheduled premium amount based on the new tabular cash value. (See "Premiums--Scheduled Premium Recalculation".)

     After the premium recalculation date, we determine the tabular cash value in the same manner as before the recalculation, starting with the tabular cash value on the premium recalculation date and assuming payment of the recalculated scheduled premium starting at age 71 (or 11 years after the Policy is issued, if later).

     The change in the scheduled premium does not take effect until the next Policy anniversary, but the new tabular cash value takes effect immediately. This means that the amount of the Option 2 death benefit, the cash value available for withdrawal, and your ability to skip scheduled premium payments under the Special Premium Option may also be affected on the premium recalculation date. See Appendix F for examples.

     Your premium payment schedule (annual vs. quarterly, for example) affects the amount of the tabular cash value. We calculate the tabular cash value on any day up to the premium recalculation date as if the current payment schedule had always been in effect. Thereafter, we calculate it as if the current payment schedule had been in effect since the premium recalculation date.


                              CHARGES AND EXPENSES


ANNUAL ELIGIBLE FUND OPERATING EXPENSES


     The table below titled "Minimum and Maximum Total Annual Eligible Fund Operating Expenses" describes the Eligible Fund fees and expenses that a Policy Owner may pay periodically during the time that he or she owns the Policy. This table shows the minimum and maximum total operating expenses charged by the Eligible Funds for the fiscal year ended December 31, 2014, before any fee waivers and expense reimbursements. Expenses of the Eligible Funds may be higher or lower in the future.

     More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund and in the table below titled "Eligible Fund Fees and Expenses". This table describes the annual operating expenses for each Eligible Fund for the year ended December 31, 2014 before and after any applicable fee waivers and expense reimbursements. Certain Eligible Funds may impose a redemption fee in the future.

     The amount of a charge may not necessarily correspond to the costs of the services or benefits that are implied by the name of the charge or that are associated with the particular Policy. For example, the sales charge and Deferred Sales Charge may not fully cover all of our sales and distribution expenses, and we may use proceeds from other charges, including the mortality and expense risk charge and the cost of insurance charge, to help cover those expenses. We can profit from certain Policy charges, including the cost of insurance charge.

     MORTALITY AND EXPENSE RISK CHARGE. We deduct a charge for the mortality and expense risks that we assume. We are currently waiving 0.08% of the Mortality and Expense Risk Charge for the Sub-Account investing in the WMC Large Cap Research Portfolio, an amount equal to the Eligible Fund expenses that are in excess of 0.88% for the Sub-Account investing in the MFS Research International Portfolio and 0.62% for the Sub-Account investing in the Oppenheimer Global Equity Portfolio.

     CHARGES DEDUCTED FROM THE ELIGIBLE FUNDS. The following charges are deducted from the Eligible Fund assets:

     --Daily charges against the Eligible Fund portfolios for investment advisory services and fund operating expenses.



MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
   Total Annual Fund Operating Expenses
   (expenses that are deducted from Eligible Fund assets, including management fees, distribution
    and/or service (12b-1) fees, and other expenses)......................................    0.27%       1.03%


ELIGIBLE FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                              FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Bond Fund.............    0.37%         0.25%        0.02%        --        0.64%           --          0.64%
American Funds Global Small
 Capitalization Fund.................    0.70%         0.25%        0.04%        --        0.99%           --          0.99%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                           FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
American Funds Growth Fund........................    0.33%     0.25%          0.02%
American Funds Growth-Income Fund.................    0.27%     0.25%          0.02%
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
Equity-Income Portfolio...........................    0.45%     --             0.09%
MET INVESTORS SERIES TRUST -- CLASS A
Clarion Global Real Estate Portfolio..............    0.59%     --             0.05%
ClearBridge Aggressive Growth Portfolio...........    0.55%     --             0.02%
Harris Oakmark International Portfolio............    0.77%     --             0.06%
Invesco Mid Cap Value Portfolio...................    0.64%     --             0.05%
Invesco Small Cap Growth Portfolio................    0.84%     --             0.03%
Lord Abbett Bond Debenture Portfolio..............    0.51%     --             0.04%
MetLife Asset Allocation 100 Portfolio............    0.07%     --             0.01%
MFS(R) Research International Portfolio...........    0.69%     --             0.07%
Morgan Stanley Mid Cap Growth Portfolio...........    0.64%     --             0.05%
Oppenheimer Global Equity Portfolio...............    0.66%     --             0.08%
PIMCO Inflation Protected Bond Portfolio..........    0.47%     --             0.09%
PIMCO Total Return Portfolio......................    0.48%     --             0.03%
SSGA Growth and Income ETF Portfolio..............    0.30%     --             0.01%
SSGA Growth ETF Portfolio.........................    0.31%     --             0.03%
T. Rowe Price Mid Cap Growth Portfolio............    0.75%     --             0.03%
WMC Large Cap Research Portfolio..................    0.57%     --             0.03%
METROPOLITAN SERIES FUND -- CLASS A
Baillie Gifford International Stock Portfolio.....    0.79%     --             0.08%
Barclays Aggregate Bond Index Portfolio...........    0.25%     --             0.03%
BlackRock Bond Income Portfolio...................    0.32%     --             0.03%
BlackRock Capital Appreciation Portfolio..........    0.69%     --             0.02%
BlackRock Large Cap Value Portfolio...............    0.63%     --             0.02%
BlackRock Money Market Portfolio..................    0.34%     --             0.03%
Frontier Mid Cap Growth Portfolio.................    0.71%     --             0.05%
Jennison Growth Portfolio.........................    0.59%     --             0.03%
Loomis Sayles Small Cap Core Portfolio............    0.90%     --             0.06%
Loomis Sayles Small Cap Growth Portfolio..........    0.90%     --             0.05%
Met/Artisan Mid Cap Value Portfolio...............    0.81%     --             0.03%
MetLife Asset Allocation 20 Portfolio.............    0.09%     --             0.03%
MetLife Asset Allocation 40 Portfolio.............    0.06%     --               --
MetLife Asset Allocation 60 Portfolio.............    0.05%     --               --
MetLife Asset Allocation 80 Portfolio.............    0.05%     --             0.01%
MetLife Mid Cap Stock Index Portfolio.............    0.25%     --             0.05%
MetLife Stock Index Portfolio.....................    0.25%     --             0.02%
MFS(R) Total Return Portfolio.....................    0.55%     --             0.05%
MFS(R) Value Portfolio............................    0.70%     --             0.02%



                                                     ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                        EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------------- ----------- ----------- --------------- -----------
American Funds Growth Fund........................   --          0.60%       --              0.60%
American Funds Growth-Income Fund.................   --          0.54%       --              0.54%
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
Equity-Income Portfolio........................... 0.06%         0.60%       --              0.60%
MET INVESTORS SERIES TRUST -- CLASS A
Clarion Global Real Estate Portfolio..............   --          0.64%       --              0.64%
ClearBridge Aggressive Growth Portfolio...........   --          0.57%     0.01%             0.56%
Harris Oakmark International Portfolio............   --          0.83%     0.02%             0.81%
Invesco Mid Cap Value Portfolio................... 0.04%         0.73%     0.02%             0.71%
Invesco Small Cap Growth Portfolio................   --          0.87%     0.01%             0.86%
Lord Abbett Bond Debenture Portfolio..............   --          0.55%     0.01%             0.54%
MetLife Asset Allocation 100 Portfolio............ 0.68%         0.76%       --              0.76%
MFS(R) Research International Portfolio...........   --          0.76%     0.06%             0.70%
Morgan Stanley Mid Cap Growth Portfolio...........   --          0.69%     0.01%             0.68%
Oppenheimer Global Equity Portfolio...............   --          0.74%     0.06%             0.68%
PIMCO Inflation Protected Bond Portfolio..........   --          0.56%     0.01%             0.55%
PIMCO Total Return Portfolio......................   --          0.51%     0.04%             0.47%
SSGA Growth and Income ETF Portfolio.............. 0.22%         0.53%       --              0.53%
SSGA Growth ETF Portfolio......................... 0.24%         0.58%       --              0.58%
T. Rowe Price Mid Cap Growth Portfolio............   --          0.78%       --              0.78%
WMC Large Cap Research Portfolio..................   --          0.60%     0.05%             0.55%
METROPOLITAN SERIES FUND -- CLASS A
Baillie Gifford International Stock Portfolio.....   --          0.87%     0.12%             0.75%
Barclays Aggregate Bond Index Portfolio...........   --          0.28%     0.00%             0.28%
BlackRock Bond Income Portfolio...................   --          0.35%     0.00%             0.35%
BlackRock Capital Appreciation Portfolio..........   --          0.71%     0.06%             0.65%
BlackRock Large Cap Value Portfolio...............   --          0.65%     0.03%             0.62%
BlackRock Money Market Portfolio..................   --          0.37%     0.02%             0.35%
Frontier Mid Cap Growth Portfolio.................   --          0.76%     0.01%             0.75%
Jennison Growth Portfolio.........................   --          0.62%     0.08%             0.54%
Loomis Sayles Small Cap Core Portfolio............ 0.07%         1.03%     0.08%             0.95%
Loomis Sayles Small Cap Growth Portfolio..........   --          0.95%     0.09%             0.86%
Met/Artisan Mid Cap Value Portfolio...............   --          0.84%       --              0.84%
MetLife Asset Allocation 20 Portfolio............. 0.52%         0.64%     0.02%             0.62%
MetLife Asset Allocation 40 Portfolio............. 0.56%         0.62%       --              0.62%
MetLife Asset Allocation 60 Portfolio............. 0.60%         0.65%       --              0.65%
MetLife Asset Allocation 80 Portfolio............. 0.65%         0.71%       --              0.71%
MetLife Mid Cap Stock Index Portfolio............. 0.01%         0.31%     0.00%             0.31%
MetLife Stock Index Portfolio.....................   --          0.27%     0.01%             0.26%
MFS(R) Total Return Portfolio.....................   --          0.60%       --              0.60%
MFS(R) Value Portfolio............................   --          0.72%     0.14%             0.58%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                         FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
MSCI EAFE(R) Index Portfolio....................    0.30%          --          0.10%
Neuberger Berman Genesis Portfolio..............    0.80%          --          0.03%
Russell 2000(R) Index Portfolio.................    0.25%          --          0.07%
T. Rowe Price Large Cap Growth Portfolio........    0.60%          --          0.03%
T. Rowe Price Small Cap Growth Portfolio........    0.47%          --          0.04%
Western Asset Management Strategic
 Bond Opportunities Portfolio...................    0.59%          --          0.06%
Western Asset Management
 U.S. Government Portfolio......................    0.47%          --          0.02%
WMC Balanced Portfolio..........................    0.46%          --          0.07%
WMC Core Equity Opportunities Portfolio.........    0.70%          --          0.03%



                                                   ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                  FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                     AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                      EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ ----------- ----------- --------------- -----------
MSCI EAFE(R) Index Portfolio.................... 0.01%         0.41%     0.00%             0.41%
Neuberger Berman Genesis Portfolio..............   --          0.83%     0.00%             0.83%
Russell 2000(R) Index Portfolio................. 0.05%         0.37%     0.01%             0.36%
T. Rowe Price Large Cap Growth Portfolio........   --          0.63%     0.02%             0.61%
T. Rowe Price Small Cap Growth Portfolio........   --          0.51%       --              0.51%
Western Asset Management Strategic
 Bond Opportunities Portfolio...................   --          0.65%     0.04%             0.61%
Western Asset Management
 U.S. Government Portfolio......................   --          0.49%     0.01%             0.48%
WMC Balanced Portfolio..........................   --          0.53%     0.00%             0.53%
WMC Core Equity Opportunities Portfolio.........   --          0.73%     0.11%             0.62%



     The information shown in the table above was provided by the Eligible Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Eligible Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Eligible Fund, but that the expenses of the Eligible Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Eligible Fund's board of directors or trustees, are not shown.


     Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


     An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the Portfolio. During extended periods of low interest rates, the yields of the Sub-Account investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

     Fidelity(R) Variable Insurance Products and the American Funds Insurance Series(R) are not affiliated with NELICO.



                              THE VARIABLE ACCOUNT


INVESTMENTS OF THE VARIABLE ACCOUNT

     Each Sub-Account of the Variable Account invests in a corresponding Eligible Fund. Each Eligible Fund is part of an open-end management investment company, more commonly known as a mutual fund, that serves as an investment vehicle for variable life insurance and variable annuity separate accounts of various insurance companies. The mutual funds that offer the Eligible Funds are the Metropolitan Series Fund, the Met Investors Series Trust, the Variable Insurance Products Fund and the American Funds Insurance Series. Each of these mutual funds has an investment adviser responsible for overall management of the fund. Some investment advisers have contracted with sub-advisers to make the day-to-day investment decisions for the Eligible Funds.

     The adviser, sub-adviser and investment objective of each Eligible Fund are as follows:


ELIGIBLE FUND                          INVESTMENT OBJECTIVE                        INVESTMENT ADVISER/SUBADVISER
------------------------------------   -----------------------------------------   --------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund               Seeks as high a level of current income     Capital Research and Management
                                       as is consistent with the preservation      Company
                                       of capital.

ELIGIBLE FUND                               INVESTMENT OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
-----------------------------------------   ------------------------------------------   -------------------------------------
American Funds Global Small                 Seeks long-term growth of capital.           Capital Research and Management
 Capitalization Fund                                                                     Company
American Funds Growth Fund                  Seeks growth of capital.                     Capital Research and Management
                                                                                         Company
American Funds Growth-Income Fund           Seeks long-term growth of capital and        Capital Research and Management
                                            income.                                      Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
Equity-Income Portfolio                     Seeks reasonable income. The fund            Fidelity Management & Research
                                            will also consider the potential for         Company
                                            capital appreciation. The fund's goal is     Subadviser: FMR Co., Inc.
                                            to achieve a yield which exceeds the
                                            composite yield on the securities
                                            comprising the S&P 500(R) Index.
MET INVESTORS SERIES TRUST --
 CLASS A
Clarion Global Real Estate Portfolio        Seeks total return through investment        MetLife Advisers, LLC
                                            in real estate securities, emphasizing       Subadviser: CBRE Clarion Securities
                                            both capital appreciation and current        LLC
                                            income.
ClearBridge Aggressive Growth               Seeks capital appreciation.                  MetLife Advisers, LLC
 Portfolio                                                                               Subadviser: ClearBridge Investments,
                                                                                         LLC
Harris Oakmark International Portfolio      Seeks long-term capital appreciation.        MetLife Advisers, LLC
                                                                                         Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio             Seeks high total return by investing in      MetLife Advisers, LLC
                                            equity securities of mid-sized               Subadviser: Invesco Advisers, Inc.
                                            companies.
Invesco Small Cap Growth Portfolio          Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                         Subadviser: Invesco Advisers, Inc.
Lord Abbett Bond Debenture Portfolio        Seeks high current income and the            MetLife Advisers, LLC
                                            opportunity for capital appreciation to      Subadviser: Lord, Abbett & Co. LLC
                                            produce a high total return.
MetLife Asset Allocation 100 Portfolio      Seeks growth of capital.                     MetLife Advisers, LLC
MFS(R) Research International Portfolio     Seeks capital appreciation.                  MetLife Advisers, LLC
                                                                                         Subadviser: Massachusetts Financial
                                                                                         Services Company
Morgan Stanley Mid Cap Growth               Seeks capital appreciation.                  MetLife Advisers, LLC
 Portfolio                                                                               Subadviser: Morgan Stanley
                                                                                         Investment Management Inc.
Oppenheimer Global Equity Portfolio         Seeks capital appreciation.                  MetLife Advisers, LLC
                                                                                         Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond              Seeks maximum real return, consistent        MetLife Advisers, LLC
 Portfolio                                  with preservation of capital and             Subadviser: Pacific Investment
                                            prudent investment management.               Management Company LLC

ELIGIBLE FUND                              INVESTMENT OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
----------------------------------------   ------------------------------------------   --------------------------------------
PIMCO Total Return Portfolio               Seeks maximum total return,                  MetLife Advisers, LLC
                                           consistent with the preservation of          Subadviser: Pacific Investment
                                           capital and prudent investment               Management Company LLC
                                           management.
SSGA Growth and Income ETF Portfolio       Seeks growth of capital and income.          MetLife Advisers, LLC
                                                                                        Subadviser: SSGA Funds Management,
                                                                                        Inc.
SSGA Growth ETF Portfolio                  Seeks growth of capital.                     MetLife Advisers, LLC
                                                                                        Subadviser: SSGA Funds Management,
                                                                                        Inc.
T. Rowe Price Mid Cap Growth Portfolio     Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: T. Rowe Price Associates,
                                                                                        Inc.
WMC Large Cap Research Portfolio           Seeks long-term capital appreciation.        MetLife Advisers, LLC
                                                                                        Subadviser: Wellington Management
                                                                                        Company LLP
METROPOLITAN SERIES FUND -- CLASS A
Baillie Gifford International Stock        Seeks long-term growth of capital.           MetLife Advisers, LLC
 Portfolio                                                                              Subadviser: Baillie Gifford Overseas
                                                                                        Limited
Barclays Aggregate Bond Index              Seeks to track the performance of the        MetLife Advisers, LLC
 Portfolio                                 Barclays U.S. Aggregate Bond Index.          Subadviser: MetLife Investment
                                                                                        Management, LLC
BlackRock Bond Income Portfolio            Seeks a competitive total return             MetLife Advisers, LLC
                                           primarily from investing in                  Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.           MetLife Advisers, LLC
 Portfolio                                                                              Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio        Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio           Seeks a high level of current income         MetLife Advisers, LLC
                                           consistent with preservation of capital.     Subadviser: BlackRock Advisors, LLC
Frontier Mid Cap Growth Portfolio          Seeks maximum capital appreciation.          MetLife Advisers, LLC
                                                                                        Subadviser: Frontier Capital
                                                                                        Management Company, LLC
Jennison Growth Portfolio                  Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio     Seeks long-term capital growth from          MetLife Advisers, LLC
                                           investments in common stocks or              Subadviser: Loomis, Sayles &
                                           other equity securities.                     Company, L.P.
Loomis Sayles Small Cap Growth             Seeks long-term capital growth.              MetLife Advisers, LLC
 Portfolio                                                                              Subadviser: Loomis, Sayles &
                                                                                        Company, L.P.
Met/Artisan Mid Cap Value Portfolio        Seeks long-term capital growth.              MetLife Advisers, LLC
                                                                                        Subadviser: Artisan Partners Limited
                                                                                        Partnership

ELIGIBLE FUND                             INVESTMENT OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
---------------------------------------   ------------------------------------------   --------------------------------------
MetLife Asset Allocation 20 Portfolio     Seeks a high level of current income,        MetLife Advisers, LLC
                                          with growth of capital as a secondary
                                          objective.
MetLife Asset Allocation 40 Portfolio     Seeks high total return in the form of       MetLife Advisers, LLC
                                          income and growth of capital, with a
                                          greater emphasis on income.
MetLife Asset Allocation 60 Portfolio     Seeks a balance between a high level         MetLife Advisers, LLC
                                          of current income and growth of
                                          capital, with a greater emphasis on
                                          growth of capital.
MetLife Asset Allocation 80 Portfolio     Seeks growth of capital.                     MetLife Advisers, LLC
MetLife Mid Cap Stock Index Portfolio     Seeks to track the performance of the        MetLife Advisers, LLC
                                          Standard & Poor's MidCap 400(R)              Subadviser: MetLife Investment
                                          Composite Stock Price Index.                 Management, LLC
MetLife Stock Index Portfolio             Seeks to track the performance of the        MetLife Advisers, LLC
                                          Standard & Poor's 500(R) Composite           Subadviser: MetLife Investment
                                          Stock Price Index.                           Management, LLC
MFS(R) Total Return Portfolio             Seeks a favorable total return through       MetLife Advisers, LLC
                                          investment in a diversified portfolio.       Subadviser: Massachusetts Financial
                                                                                       Services Company
MFS(R) Value Portfolio                    Seeks capital appreciation.                  MetLife Advisers, LLC
                                                                                       Subadviser: Massachusetts Financial
                                                                                       Services Company
MSCI EAFE(R) Index Portfolio              Seeks to track the performance of the        MetLife Advisers, LLC
                                          MSCI EAFE(R) Index.                          Subadviser: MetLife Investment
                                                                                       Management, LLC
Neuberger Berman Genesis Portfolio        Seeks high total return, consisting          MetLife Advisers, LLC
                                          principally of capital appreciation.         Subadviser: Neuberger Berman
                                                                                       Management LLC
Russell 2000(R) Index Portfolio           Seeks to track the performance of the        MetLife Advisers, LLC
                                          Russell 2000(R) Index.                       Subadviser: MetLife Investment
                                                                                       Management, LLC
T. Rowe Price Large Cap Growth            Seeks long-term growth of capital.           MetLife Advisers, LLC
 Portfolio                                                                             Subadviser: T. Rowe Price Associates,
                                                                                       Inc.
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.              MetLife Advisers, LLC
 Portfolio                                                                             Subadviser: T. Rowe Price Associates,
                                                                                       Inc.
Western Asset Management Strategic        Seeks to maximize total return               MetLife Advisers, LLC
 Bond Opportunities Portfolio             consistent with preservation of capital.     Subadviser: Western Asset
                                                                                       Management Company
Western Asset Management                  Seeks to maximize total return               MetLife Advisers, LLC
 U.S. Government Portfolio                consistent with preservation of capital      Subadviser: Western Asset
                                          and maintenance of liquidity.                Management Company
WMC Balanced Portfolio                    Seeks long-term capital appreciation         MetLife Advisers, LLC
                                          with some current income.                    Subadviser: Wellington Management
                                                                                       Company LLP

ELIGIBLE FUND                     INVESTMENT OBJECTIVE                     INVESTMENT ADVISER/SUBADVISER
-------------------------------   --------------------------------------   ----------------------------------
WMC Core Equity Opportunities     Seeks to provide a growing stream of     MetLife Advisers, LLC
 Portfolio                        income over time and, secondarily,       Subadviser: Wellington Management
                                  long-term capital appreciation and       Company LLP
                                  current income.



FOR MORE INFORMATION REGARDING THE ELIGIBLE FUNDS AND THEIR INVESTMENT ADVISERS AND SUB-ADVISERS, SEE THE ELIGIBLE FUND PROSPECTUSES AND THEIR STATEMENTS OF ADDITIONAL INFORMATION, WHICH YOU CAN OBTAIN BY CALLING 1-800-388-4000.


     The Eligible Funds' investment objectives may not be met. The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser or sub-adviser. The investment results of the Eligible Funds may be higher or lower than the results of these funds. There is no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund.


SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Eligible Funds may provide information for share classes that are not available through the Policy. When you consult the prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Policy. For the Metropolitan Series Fund and the Met Investors Series Trust, we offer Class A shares only, for Fidelity Variable Insurance Products we offer Initial Class shares only, and for the American Funds Insurance Series we offer Class 2 shares only.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

     An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Policy Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Policies and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

     Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Policies and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Policies.

     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company". Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See "Fee Table--Eligible Funds Fees and Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the adviser to the subadvisers.)

     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "Fee Table--Eligible Fund Fees and Expenses" and "Distribution of the Policies.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

                                    PREMIUMS


SCHEDULED PREMIUM RECALCULATION

     We recalculate the initial scheduled premium for the Policy on the anniversary when the insured is age 70, or 10 years after the Policy is issued, whichever is later. We recalculate the scheduled premium using the Policy's current cash value and assuming that guaranteed maximum charges will apply and that the Policy will earn a 4.5% net rate of return. The recalculation is done before we credit the premium and deduct the monthly charges due on that anniversary. The recalculated scheduled premium will not be less than the initial scheduled premium, and it will not be higher than the maximum scheduled premium shown on your Policy's schedule page. The recalculated scheduled premium applies to the Policy starting on the following Policy anniversary, when the insured has reached age 71 (or 11 years after the Policy is issued, whichever is later).

     If the Policy earned a net return of greater than 4.5%, if you made unscheduled payments, if less than the guaranteed maximum charges were deducted or if you made no loans or withdrawals of cash value, the increase in the scheduled premium could be reduced, or possibly avoided. Generally, the Policy's scheduled premium will not increase if the Policy's sub-accounts have earned the daily equivalent of a constant annual net rate of return (after deduction of the mortality and expense risk charge and Eligible Fund fees and expenses) of 6% to 8%, depending on the insured's age at issue, sex and underwriting class, and: you have paid each scheduled premium (and have not used the Special Premium Option to skip payments); you have made no loans, partial withdrawals, partial surrenders or unscheduled payments; and all Policy charges including cost of insurance charges do not increase above their current levels. However, variations in the rate of return, even if it averages 6% to 8%, could cause a scheduled premium increase.

     If your scheduled premium increases and you do not wish to pay the higher amount, you may (i) lapse the Policy to variable paid-up insurance (if available under your Policy) or to a fixed-benefit lapse option, (ii) take a partial surrender to reduce the Policy's face amount and cash value and keep the scheduled premium at its initial level (as long as the remaining face amount meets our minimum face amount requirement), or (iii) reduce the Policy's face amount, without reducing the Policy's cash value (except by the amount of any Surrender Charge that applies).

     For a description of how the premium recalculation affects the Policy's tabular cash value, see "Tabular Cash Value".


                             OTHER POLICY FEATURES


TRANSFER OPTION

     RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Policy Owners to transfer cash value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g., beneficiaries).

     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Global Small Capitalization Fund, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Baillie Gifford International Stock Portfolio, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio--the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current cash value; and
(3) two or more "round-trips" involving any portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER ELIGIBLE FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE ELIGIBLE FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

     As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Policy to be submitted either (i) in writing with an original signature or
(ii) by telephone prior to 10:00 a.m. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, and, if applicable, any rebalancing program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Policy Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent transfer policies established by the Eligible Fund.

     In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Policy Owner). You should read the Eligible Fund prospectuses for more details.

     RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular underlying Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Policy Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


                               TAX CONSIDERATIONS


INTRODUCTION


     The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. The summary does not address state, local or foreign tax issues related to the Policy. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations.



TAX STATUS OF THE POLICY


     In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code ("Code"). Guidance as to how these requirements are to be applied is limited. Nevertheless, we anticipate that the Policies will satisfy the applicable requirements. There is additional uncertainty however, with respect to Policies issued on a substandard risk or automatic issue basis and Policies with term riders added, and it is not clear whether such Policies will in all cases satisfy the applicable requirements. We may take appropriate steps to bring the Policy into compliance with applicable requirements, and we reserve the right to restrict Policy transactions in order to do so. The insurance proceeds payable on the death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Code, as in effect on the date the Policy was issued.


     In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Owner of a Policy should not be treated as the owner of the Variable Account assets. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Variable Account assets.

     In addition, the Code requires that the investments of the Variable Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Variable Account, through the Eligible Funds, will satisfy these diversification requirements. If Eligible Fund shares are sold directly to either non-qualified plans or to tax-qualified retirement plans that later lose their tax-qualified status, there may be adverse consequences under the diversification rules.

     The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     IN GENERAL--DEATH BENEFITS. The death benefit under a Policy should generally be excludible from the gross income of the beneficiary for Federal income tax purposes.

     In the case of employer-owned life insurance as defined in section 101(j) of the Code, the amount excludable from gross income is limited to premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated, a director or recently employed. There are also exceptions for Policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the Policy. These rules apply to Policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of death benefits, it is advisable to consult tax counsel.

     The death benefit will also be taxable in the case of a transfer-for-value unless certain exceptions apply.

     Federal, state and local transfer, and other tax consequences of ownership or receipt of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted on these circumstances.


     Generally, the Policy Owner will not be deemed to be in constructive receipt of the Policy cash value until there is a distribution or a deemed distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a Modified Endowment Contract ("MEC").

     MODIFIED ENDOWMENT CONTRACTS. Under the Code, certain life insurance contracts are classified as MECs with less favorable income tax treatment than other life insurance contracts. -In general a Policy will be classified as a MEC if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test". A Policy will fail the 7-pay test if at any time in the first seven Policy years, or seven years after a material change, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

     If there is a reduction in the benefits under the Policy during the first seven Policy years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount. If there is a "material change" in the Policy's benefits or other terms, even after the first seven Policy years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy years. To prevent your Policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Policy Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC.

     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as MECs are subject to the following tax rules:

       (1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a MEC will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy Owner's investment in the Policy only after all gain has been distributed.

       (2) Loans taken from or secured by a Policy classified as a MEC are treated as distributions and taxed accordingly.

       (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policy Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner's beneficiary. The foregoing exceptions generally do not apply to a Policy Owner which is a non-natural person, such as a corporation.

     If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC.

     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS.

Distributions other than death benefits from a Policy that is not classified as a MEC are generally treated first as a non-taxable recovery of the Policy Owner's investment in the Policy and only after the recovery of all investment in the Policy as gain taxable as ordinary income. However, distributions during the first 15 Policy years accompanied by a reduction in Policy benefits, including distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes, are subject to different tax rules and may be treated in whole or in part as taxable income.

     Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. However, the tax consequences are less clear and a tax adviser should be consulted when the interest rate charged for a Policy loan equals the interest rate credited on the amount we hold as collateral for the loan.

     Finally, neither distributions from nor loans from or secured by a Policy that is not a MEC are subject to the 10 percent additional income tax.


     INVESTMENT IN THE POLICY. Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

     POLICY LOANS. In general, interest on a Policy loan will not be deductible. If a Policy loan is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. A loan may also be taxed when a Policy is exchanged. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.


     MULTIPLE POLICIES. All MECs that are issued by NELICO (or its affiliates) to the same Policy Owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the Policy Owner's income when a taxable distribution occurs.


     LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN
CORPORATIONS. Policy Owners that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, Policy Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Policy Owner's country of citizenship or residence.


     WITHHOLDING. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's Federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Recipients may be required to pay penalties under the estimated tax rules if withholding and estimated tax payments are insufficient.


     ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES. The transfer of the Policy or the designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the insured dies, the death proceeds will generally be includable in the Policy Owner's estate for purposes of the Federal estate tax if the Policy Owner was the insured, if the insured possessed incidents of ownership in the Policy at the time of death, or if the insured made a gift transfer of the Policy within three years of death. If the Policy Owner was not the insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death.


     Moreover, under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.


     Qualified tax advisers should be consulted concerning the estate, gift and other tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy Owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping and other taxes. In general, current rules provide for a $5 million estate, gift and generation-skipping transfer tax exemption (as adjusted for inflation) and a top tax rate of 40 percent.

     The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

     OTHER TAX CONSIDERATIONS. The tax consequences of continuing the Policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the insured's 100th year.


     Payments received under the Acceleration of Death Benefit Rider should be excludable from the gross income of the Policy Owner except in certain business contexts. However, you should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.


     If a trustee under a pension or profit-sharing plan, or similar deferred compensation arrangement, owns a Policy, the Federal, state and estate tax consequences could differ. The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. Providing excessive life insurance coverage in a retirement plan will have adverse tax consequences. The inclusion of riders, such as waiver of premium riders, may also have adverse tax consequences. Therefore, it is important to discuss with your tax adviser the suitability of the Policy, including the suitability of coverage amounts and Policy riders, before any purchase by a retirement plan. Any proposed distribution or sale of a Policy by a retirement plan will also need to be discussed with a tax adviser. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the cash value is not income taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.

     Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from the Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.


     Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of section 101(j) of the Code may limit the amount of the death benefit excludable from gross income unless a specified exception applies and the notice and consent requirement is satisfied, as discussed above. If you are contemplating a change to an existing Policy or purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.

     Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction under Code section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of the Policy, the Policy could be treated as held by the business for purposes of the section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of the Policy, or before a business (other than a sole proprietorship) is made a beneficiary of the Policy.

     GUIDANCE ON SPLIT DOLLAR PLANS. The IRS has issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. If your Policy is part of an equity split-dollar arrangement taxed under the economic benefit regime, there is a risk that some portion of the Policy cash value may be taxed prior to any Policy distribution. If your split-dollar plan provides deferred compensation, specific tax rules governing deferred compensation arrangements may apply. Failure to adhere to these rules will result in adverse tax consequences.

     In addition, the Sarbanes-Oxley Act of 2002, which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on U.S. exchanges, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to split-dollar life insurance arrangements for directors and executive officers of such companies, since such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.


     Although the prohibition on loans generally took effect as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after

July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.


     CORPORATE ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if the Policy Owner is subject to that tax.


     LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States Federal income tax.

     POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.


NELICO'S INCOME TAXES

     TAX CREDITS AND DEDUCTIONS. NELICO may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Policy Owners since NELICO is the owner of the assets from which the tax benefits are derived.

     OTHER TAX CONSIDERATIONS. Under current Federal income tax law, NELICO is not taxed on the Variable Account's operations. Thus, currently we do not deduct a charge from the Variable Account for Federal income taxes. We reserve the right to charge the Variable Account for any future Federal income taxes we may incur.

     Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


                                   MANAGEMENT

     The directors and executive officers of NELICO and their principal business experience:


                              DIRECTORS OF NELICO



NAME AND PRINCIPAL BUSINESS ADDRESS                               PRINCIPAL BUSINESS EXPERIENCE
-------------------------------------   --------------------------------------------------------------------------------
Eric T. Steigerwalt                     Chairman of the Board, President and Chief Executive Officer and a Director of
Metropolitan Life Insurance Company     NELICO since 2012 and Executive Vice President of MetLife since 2010.
11225 North Community House Road
Charlotte, NC 28277

Steven H. Ashton                        Director of NELICO since 2012 and Vice President of MetLife since 2007.
Metropolitan Life Insurance Company
501 Route 22
Bridgewater, NJ 08807

Kimberly A. Berwanger                   Director of NELICO since 2012 and Vice President of MetLife since 2010.
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

Peter M. Carlson                        Director, Executive Vice President and Chief Accounting Officer of NELICO since
Metropolitan Life Insurance Company     2009 and Executive Vice President and Chief Accounting Officer of MetLife
1095 Avenue of the Americas             since 2009.
New York, NY 10036

NAME AND PRINCIPAL BUSINESS ADDRESS                               PRINCIPAL BUSINESS EXPERIENCE
-------------------------------------   ---------------------------------------------------------------------------------
Kumar Das Gupta                         Director of NELICO since 2013 and Vice President of MetLife since 2010.
Metropolitan Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

Christine M. DeBiase                    Director of NELICO since 2015 and Vice President of MetLife since 2006.
Metropolitan Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

Meghan S. Doscher                       Director of NELICO since 2013 and Vice President of MetLife since 2011. Formerly
Metropolitan Life Insurance Company     Assistant Vice President 2009-2011 of MetLife.
11225 North Community House Road
Charlotte, NC 28277

Gene L. Lunman                          Director of NELICO since 2006 and Executive Vice President of MetLife since
Metropolitan Life Insurance Company     2014. Formerly Senior Vice President 2006-2014 of MetLife.
11225 North Community House Road
Charlotte, NC 28277


                          EXECUTIVE OFFICERS OF NELICO
                              OTHER THAN DIRECTORS



NAME AND PRINCIPAL ADDRESS                                        PRINCIPAL BUSINESS EXPERIENCE
-------------------------------------   --------------------------------------------------------------------------------
James J. Reilly                         Vice President, Finance of NELICO since 2013 and Vice President and Actuary of
Metropolitan Life Insurance Company     MetLife since 2001.
One Financial Center
Boston, MA 02111

Roberto Baron                           Senior Vice President of NELICO since 2012 and Senior Vice President of MetLife
Metropolitan Life Insurance Company     since 2011. Formerly Vice President 2004-2012 of NELICO.
1095 Avenue of the Americas
New York, NY 10036

Steven J. Brash                         Senior Vice President and Tax Director of NELICO since 2011 and Senior Vice
Metropolitan Life Insurance Company     President and Tax Director of MetLife since 2011. Formerly Vice President
277 Park Avenue, 46th Floor             2007-2011 of NELICO and Vice President and Tax Director 2009-2011 of
New York, NY 10172                      MetLife.

Marlene B. Debel                        Senior Vice President and Treasurer of NELICO since 2011 and Executive Vice
Metropolitan Life Insurance Company     President and Treasurer of MetLife since 2014. Formerly Senior Vice President
1095 Avenue of the Americas             and Treasurer 2011-2014 of MetLife and Global Head of Liquidity Risk
New York ,NY 10036                      Management and Rating Agency Relations 2009-2011 of Bank of America.

NAME AND PRINCIPAL ADDRESS                                       PRINCIPAL BUSINESS EXPERIENCE
-------------------------------------   -------------------------------------------------------------------------------
Paul A. LaPiana                         Senior Vice President of NELICO since 2012 and Executive Vice President of
Metropolitan Life Insurance Company     MetLife since 2014. Formerly Senior Vice President 2008-2014 of MetLife.
11225 North Community House Road
Charlotte, NC 28277

Alan C. Leland, Jr.                     Senior Vice President of NELICO since 1996 and Vice President of MetLife since
Metropolitan Life Insurance Company     2000.
One Financial Center
Boston, MA 02111

Robin F. Lenna                          Executive Vice President of NELICO since 2011 and Executive Vice President of
Metropolitan Life Insurance Company     MetLife since 2010.
200 Park Avenue,12th Floor
New York, NY 10166

Jason P. Manske                         Senior Vice President and Chief Hedging Officer of NELICO since 2014 and
Metropolitan Life Insurance Company     Managing Director of MetLife since 2008.
10 Park Avenue
Morristown, NJ 07962


                     RESTRICTIONS ON FINANCIAL TRANSACTIONS

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     The financial statements and financial highlights comprising each of the Sub-Accounts of New England Variable Life Separate Account included in this Prospectus Supplement, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The consolidated financial statements of New England Life Insurance Company and subsidiary (the "Company") included in this Prospectus Supplement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries, incorporated in this Prospectus Supplement by reference to Post-Effective Amendment No. 28/ Amendment No. 72 to Registration Statement File Nos. 033-57320/811-06025, appearing in the Statement of Additional Information on Form N-6 of Metropolitan Life Separate Account UL, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.

                              FINANCIAL STATEMENTS

     The financial statements and financial highlights comprising each of the Sub-Accounts of the Variable Account and the financial statements of NELICO are included herein. The financial statements of NELICO should be considered only as bearing upon the ability of NELICO to meet its obligations under the Policy.


     MetLife entered into a net worth maintenance agreement with NELICO at the time MetLife merged with New England Mutual Life Insurance Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause NELICO to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. MetLife and NELICO entered into the agreement in part to enhance and maintain the financial strength of NELICO as set forth in the agreement. Creditors of NELICO (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of NELICO with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to NELICO. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if NELICO attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its Moody's rating with such support. With respect to the net worth maintenance agreement, we are incorporating by reference into this prospectus supplement the financial statements of Metropolitan Life Insurance Company and subsidiaries for the year ended December 31, 2014, filed on April 15, 2015 in Post-Effective Amendment No. 28 to the Registration Statement on Form N-6 of Metropolitan Life Separate Account UL, File No. 033-57320, which means that these financial statements are legally part of this prospectus supplement. The filing can be viewed on the SEC's website at www.sec.gov. If you would like us to mail you a copy of the financial statements, call us at 1-800-200-2214. The financial statements of MetLife should be considered only as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
New England Variable Life Separate Account and Board of Directors of
New England Life Insurance Company

We have audited the accompanying statements of assets and liabilities of New England Variable Life Separate Account (the "Separate Account") of New England Life Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2014, the related statements of operations and changes in net assets for the respective stated periods in the three years then ended, and the financial highlights in Note 7 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2014, the results of their operations and changes in their net assets for the respective stated periods in the three years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2015

This page is intentionally left blank.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2014


                                                                    AMERICAN FUNDS
                                              AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS       AMERICAN FUNDS
                                                   BOND             CAPITALIZATION            GROWTH            GROWTH-INCOME
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------   ------------------   -------------------   -------------------
ASSETS:
   Investments at fair value..............  $        10,875,774   $       59,191,170   $       188,627,622   $       133,304,247
   Due from New England Life
     Insurance Company....................                   --                   --                    --                    --
                                            -------------------   ------------------   -------------------   -------------------
       Total Assets.......................           10,875,774           59,191,170           188,627,622           133,304,247
                                            -------------------   ------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                   95                   30                    19                    27
   Due to New England Life
     Insurance Company....................                   38                3,066               292,625               222,490
                                            -------------------   ------------------   -------------------   -------------------
       Total Liabilities..................                  133                3,096               292,644               222,517
                                            -------------------   ------------------   -------------------   -------------------

NET ASSETS................................  $        10,875,641   $       59,188,074   $       188,334,978   $       133,081,730
                                            ===================   ==================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                            MIST                                   MIST HARRIS
                                   FIDELITY VIP        CLARION GLOBAL      MIST CLEARBRIDGE          OAKMARK
                                   EQUITY-INCOME         REAL ESTATE       AGGRESSIVE GROWTH      INTERNATIONAL
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $       113,197,026  $        22,374,670  $        41,499,579  $        51,680,416
   Due from New England Life
     Insurance Company........                   --                  237                   --                  248
                                -------------------  -------------------  -------------------  -------------------
       Total Assets...........          113,197,026           22,374,907           41,499,579           51,680,664
                                -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   --                   78                   25                   35
   Due to New England Life
     Insurance Company........               19,131                   --               14,656                   --
                                -------------------  -------------------  -------------------  -------------------
       Total Liabilities......               19,131                   78               14,681                   35
                                -------------------  -------------------  -------------------  -------------------

NET ASSETS....................  $       113,177,895  $        22,374,829  $        41,484,898  $        51,680,629
                                ===================  ===================  ===================  ===================


                                    MIST INVESCO         MIST INVESCO       MIST LORD ABBETT       MIST METLIFE
                                    MID CAP VALUE      SMALL CAP GROWTH      BOND DEBENTURE    ASSET ALLOCATION 100
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..  $        33,687,294  $         4,960,511  $        37,330,126  $       481,220,753
   Due from New England Life
     Insurance Company........                1,557                  505               88,492               46,575
                                -------------------  -------------------  -------------------  --------------------
       Total Assets...........           33,688,851            4,961,016           37,418,618          481,267,328
                                -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...............                   38                   86                   28                   --
   Due to New England Life
     Insurance Company........                   --                   --                   --                   --
                                -------------------  -------------------  -------------------  --------------------
       Total Liabilities......                   38                   86                   28                   --
                                -------------------  -------------------  -------------------  --------------------

NET ASSETS....................  $        33,688,813  $         4,960,930  $        37,418,590  $       481,267,328
                                ===================  ===================  ===================  ====================

                                      MIST MFS               MIST
                                      RESEARCH          MORGAN STANLEY
                                    INTERNATIONAL       MID CAP GROWTH
                                     SUB-ACCOUNT          SUB-ACCOUNT
                                -------------------  -------------------
ASSETS:
   Investments at fair value..  $        88,267,071  $        22,218,435
   Due from New England Life
     Insurance Company........               76,694                   --
                                -------------------  -------------------
       Total Assets...........           88,343,765           22,218,435
                                -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   14                   38
   Due to New England Life
     Insurance Company........                   --                2,193
                                -------------------  -------------------
       Total Liabilities......                   14                2,231
                                -------------------  -------------------

NET ASSETS....................  $        88,343,751  $        22,216,204
                                ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                       MIST                 MIST                                   MIST SSGA
                                    OPPENHEIMER        PIMCO INFLATION       MIST PIMCO           GROWTH AND
                                   GLOBAL EQUITY       PROTECTED BOND       TOTAL RETURN          INCOME ETF
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..  $       10,082,331  $        12,660,532  $       124,181,605  $        9,711,672
   Due from New England Life
     Insurance Company........                  --                5,025               16,616               4,254
                                ------------------  -------------------  -------------------  ------------------
       Total Assets...........          10,082,331           12,665,557          124,198,221           9,715,926
                                ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...............                  68                   65                   36                  56
   Due to New England Life
     Insurance Company........             150,849                   --                   --                  --
                                ------------------  -------------------  -------------------  ------------------
       Total Liabilities......             150,917                   65                   36                  56
                                ------------------  -------------------  -------------------  ------------------

NET ASSETS....................  $        9,931,414  $        12,665,492  $       124,198,185  $        9,715,870
                                ==================  ===================  ===================  ==================

                                                                               MIST WMC               MSF
                                     MIST SSGA       MIST T. ROWE PRICE        LARGE CAP        BAILLIE GIFFORD
                                    GROWTH ETF         MID CAP GROWTH          RESEARCH       INTERNATIONAL STOCK
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $         9,148,495  $       34,335,330  $         4,495,946  $        22,541,617
   Due from New England Life
     Insurance Company........                1,312                  --                  441                4,225
                                -------------------  ------------------  -------------------  -------------------
       Total Assets...........            9,149,807          34,335,330            4,496,387           22,545,842
                                -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   97                  28                  107                   48
   Due to New England Life
     Insurance Company........                   --              88,954                   --                   --
                                -------------------  ------------------  -------------------  -------------------
       Total Liabilities......                   97              88,982                  107                   48
                                -------------------  ------------------  -------------------  -------------------

NET ASSETS....................  $         9,149,710  $       34,246,348  $         4,496,280  $        22,545,794
                                ===================  ==================  ===================  ===================

                                   MSF BARCLAYS
                                     AGGREGATE          MSF BLACKROCK
                                    BOND INDEX           BOND INCOME
                                    SUB-ACCOUNT          SUB-ACCOUNT
                                ------------------  -------------------
ASSETS:
   Investments at fair value..  $      147,746,591  $        83,328,429
   Due from New England Life
     Insurance Company........                  --                   --
                                ------------------  -------------------
       Total Assets...........         147,746,591           83,328,429
                                ------------------  -------------------
LIABILITIES:
   Accrued fees...............                  43                   16
   Due to New England Life
     Insurance Company........               3,064                2,111
                                ------------------  -------------------
       Total Liabilities......               3,107                2,127
                                ------------------  -------------------

NET ASSETS....................  $      147,743,484  $        83,326,302
                                ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                    MSF BLACKROCK        MSF BLACKROCK         MSF BLACKROCK       MSF FRONTIER
                                CAPITAL APPRECIATION    LARGE CAP VALUE        MONEY MARKET       MID CAP GROWTH
                                     SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $       176,475,260   $        13,331,659  $        48,627,574  $         4,583,642
   Due from New England Life
     Insurance Company........                   --                    --                9,128                   --
                                --------------------  -------------------  -------------------  -------------------
       Total Assets...........          176,475,260            13,331,659           48,636,702            4,583,642
                                --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   17                    85                   10                   74
   Due to New England Life
     Insurance Company........               33,175                   184                   --                  495
                                --------------------  -------------------  -------------------  -------------------
       Total Liabilities......               33,192                   269                   10                  569
                                --------------------  -------------------  -------------------  -------------------

NET ASSETS....................  $       176,442,068   $        13,331,390  $        48,636,692  $         4,583,073
                                ====================  ===================  ===================  ===================

                                    MSF JENNISON       MSF LOOMIS SAYLES    MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                       GROWTH           SMALL CAP CORE      SMALL CAP GROWTH       MID CAP VALUE
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $        12,020,082  $       148,406,706  $         9,385,583  $       115,343,376
   Due from New England Life
     Insurance Company........                   --                   --                   --                2,523
                                -------------------  -------------------  -------------------  -------------------
       Total Assets...........           12,020,082          148,406,706            9,385,583          115,345,899
                                -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   99                   --                   83                    8
   Due to New England Life
     Insurance Company........                  470               12,026                1,514                   --
                                -------------------  -------------------  -------------------  -------------------
       Total Liabilities......                  569               12,026                1,597                    8
                                -------------------  -------------------  -------------------  -------------------

NET ASSETS....................  $        12,019,513  $       148,394,680  $         9,383,986  $       115,345,891
                                ===================  ===================  ===================  ===================

                                     MSF METLIFE          MSF METLIFE
                                 ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                     SUB-ACCOUNT          SUB-ACCOUNT
                                --------------------  -------------------
ASSETS:
   Investments at fair value..  $         9,356,048   $        14,220,898
   Due from New England Life
     Insurance Company........                  119                 1,796
                                --------------------  -------------------
       Total Assets...........            9,356,167            14,222,694
                                --------------------  -------------------
LIABILITIES:
   Accrued fees...............                  117                    57
   Due to New England Life
     Insurance Company........                   --                    --
                                --------------------  -------------------
       Total Liabilities......                  117                    57
                                --------------------  -------------------

NET ASSETS....................  $         9,356,050   $        14,222,637
                                ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                    MSF METLIFE          MSF METLIFE          MSF METLIFE           MSF METLIFE
                                ASSET ALLOCATION 60  ASSET ALLOCATION 80  MID CAP STOCK INDEX       STOCK INDEX
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $        55,774,485  $        62,500,325  $       24,357,353   $       180,844,634
   Due from New England Life
     Insurance Company........                    5               12,748                  --                    --
                                -------------------  -------------------  -------------------  -------------------
       Total Assets...........           55,774,490           62,513,073          24,357,353           180,844,634
                                -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   49                   19                  24                    --
   Due to New England Life
     Insurance Company........                   --                   --                 288                29,746
                                -------------------  -------------------  -------------------  -------------------
       Total Liabilities......                   49                   19                 312                29,746
                                -------------------  -------------------  -------------------  -------------------

NET ASSETS....................  $        55,774,441  $        62,513,054  $       24,357,041   $       180,814,888
                                ===================  ===================  ===================  ===================


                                      MSF MFS                                  MSF MSCI          MSF NEUBERGER
                                   TOTAL RETURN         MSF MFS VALUE         EAFE INDEX        BERMAN GENESIS
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $       95,274,378  $        75,179,572  $        12,256,597  $        50,891,853
   Due from New England Life
     Insurance Company........                  --                   --                   --                  148
                                ------------------  -------------------  -------------------  -------------------
       Total Assets...........          95,274,378           75,179,572           12,256,597           50,892,001
                                ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...............                  16                   33                   59                   24
   Due to New England Life
     Insurance Company........             123,058              197,937                  958                   --
                                ------------------  -------------------  -------------------  -------------------
       Total Liabilities......             123,074              197,970                1,017                   24
                                ------------------  -------------------  -------------------  -------------------

NET ASSETS....................  $       95,151,304  $        74,981,602  $        12,255,580  $        50,891,977
                                ==================  ===================  ===================  ===================


                                    MSF RUSSELL       MSF T. ROWE PRICE
                                    2000 INDEX        LARGE CAP GROWTH
                                    SUB-ACCOUNT          SUB-ACCOUNT
                                ------------------  -------------------
ASSETS:
   Investments at fair value..  $       23,989,802  $        25,834,058
   Due from New England Life
     Insurance Company........                  --                1,256
                                ------------------  -------------------
       Total Assets...........          23,989,802           25,835,314
                                ------------------  -------------------
LIABILITIES:
   Accrued fees...............                  35                   28
   Due to New England Life
     Insurance Company........                 322                   --
                                ------------------  -------------------
       Total Liabilities......                 357                   28
                                ------------------  -------------------

NET ASSETS....................  $       23,989,445  $        25,835,286
                                ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2014


                                                      MSF WESTERN ASSET
                                                         MANAGEMENT       MSF WESTERN ASSET                             MSF WMC
                                 MSF T. ROWE PRICE     STRATEGIC BOND        MANAGEMENT             MSF WMC           CORE EQUITY
                                 SMALL CAP GROWTH       OPPORTUNITIES      U.S. GOVERNMENT         BALANCED          OPPORTUNITIES
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                ------------------  -------------------  -------------------  ------------------  ------------------
ASSETS:
   Investments at fair value..  $       11,700,991  $        18,029,014  $         6,312,504  $        5,446,905  $      273,767,137
   Due from New England Life
     Insurance Company........                  --                  415                1,437                  --                  --
                                ------------------  -------------------  -------------------  ------------------  ------------------
       Total Assets...........          11,700,991           18,029,429            6,313,941           5,446,905         273,767,137
                                ------------------  -------------------  -------------------  ------------------  ------------------
LIABILITIES:
   Accrued fees...............                  70                   27                  109                  78                  --
   Due to New England Life
     Insurance Company........                 529                   --                   --             138,841              19,974
                                ------------------  -------------------  -------------------  ------------------  ------------------
       Total Liabilities......                 599                   27                  109             138,919              19,974
                                ------------------  -------------------  -------------------  ------------------  ------------------

NET ASSETS....................  $       11,700,392  $        18,029,402  $         6,313,832  $        5,307,986  $      273,747,163
                                ==================  ===================  ===================  ==================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                   AMERICAN FUNDS BOND
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                   2014                   2013                  2012
                                                            -------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $           210,552   $           191,013   $            260,448
                                                            -------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               32,272                33,341                 34,309
                                                            -------------------   -------------------   --------------------
           Net investment income (loss)...................              178,280               157,672                226,139
                                                            -------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                3,943               124,456                     --
      Realized gains (losses) on sale of investments......               14,056                13,107                 84,396
                                                            -------------------   -------------------   --------------------
           Net realized gains (losses)....................               17,999               137,563                 84,396
                                                            -------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments..              317,789             (572,371)                212,973
                                                            -------------------   -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              335,788             (434,808)                297,369
                                                            -------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           514,068   $         (277,136)   $            523,508
                                                            ===================   ===================   ====================


                                                                       AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                    2014                  2013                   2012
                                                            --------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $             73,939   $           494,642   $           685,913
                                                            --------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               223,744               210,569               192,087
                                                            --------------------   -------------------   -------------------
           Net investment income (loss)...................             (149,805)               284,073               493,826
                                                            --------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................               277,279                    --                    --
      Realized gains (losses) on sale of investments......             1,187,177               552,674             (461,279)
                                                            --------------------   -------------------   -------------------
           Net realized gains (losses)....................             1,464,456               552,674             (461,279)
                                                            --------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..             (212,569)            13,160,218             8,299,492
                                                            --------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................             1,251,887            13,712,892             7,838,213
                                                            --------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $          1,102,082   $        13,996,965   $         8,332,039
                                                            ====================   ===================   ===================


                                                                                  AMERICAN FUNDS GROWTH
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                    2014                  2013                   2012
                                                            --------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $          1,472,161   $         1,578,456   $         1,225,889
                                                            --------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               618,476               563,345               526,589
                                                            --------------------   -------------------   -------------------
           Net investment income (loss)...................               853,685             1,015,111               699,300
                                                            --------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................             9,065,271                    --                    --
      Realized gains (losses) on sale of investments......             4,970,939             4,396,782             1,943,222
                                                            --------------------   -------------------   -------------------
           Net realized gains (losses)....................            14,036,210             4,396,782             1,943,222
                                                            --------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..             (222,781)            38,731,483            22,231,476
                                                            --------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            13,813,429            43,128,265            24,174,698
                                                            --------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         14,667,114   $        44,143,376   $        24,873,998
                                                            ====================   ===================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                              AMERICAN FUNDS GROWTH-INCOME
                                                                                       SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2014                  2013                   2012
                                                            -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $         1,678,302   $          1,541,974   $          1,581,951
                                                            -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................              379,074                330,597                292,686
                                                            -------------------   --------------------   --------------------
           Net investment income (loss)...................            1,299,228              1,211,377              1,289,265
                                                            -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................            6,245,670                     --                     --
      Realized gains (losses) on sale of investments......            2,488,720              1,863,711                430,603
                                                            -------------------   --------------------   --------------------
           Net realized gains (losses)....................            8,734,390              1,863,711                430,603
                                                            -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments..            2,737,001             29,135,644             13,673,412
                                                            -------------------   --------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................           11,471,391             30,999,355             14,104,015
                                                            -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $        12,770,619   $         32,210,732   $         15,393,280
                                                            ===================   ====================   ====================


                                                                               FIDELITY VIP EQUITY-INCOME
                                                                                       SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                   2014                   2013                   2012
                                                            -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $         3,181,214   $          2,606,722   $          2,901,149
                                                            -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................              630,781                590,399                536,957
                                                            -------------------   --------------------   --------------------
           Net investment income (loss)...................            2,550,433              2,016,323              2,364,192
                                                            -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................            1,556,221              6,907,876              5,933,701
      Realized gains (losses) on sale of investments......              765,222                399,654              (979,196)
                                                            -------------------   --------------------   --------------------
           Net realized gains (losses)....................            2,321,443              7,307,530              4,954,505
                                                            -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments..            3,880,845             15,794,485              7,110,204
                                                            -------------------   --------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            6,202,288             23,102,015             12,064,709
                                                            -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         8,752,721   $         25,118,338   $         14,428,901
                                                            ===================   ====================   ====================


                                                                             MIST CLARION GLOBAL REAL ESTATE
                                                                                       SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2014                  2013                   2012
                                                            -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $           389,088    $         1,454,746   $            425,906
                                                            -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               67,984                 66,353                 60,211
                                                            -------------------    -------------------   --------------------
           Net investment income (loss)...................              321,104              1,388,393                365,695
                                                            -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --                     --                     --
      Realized gains (losses) on sale of investments......            (173,694)              (201,401)              (542,825)
                                                            -------------------    -------------------   --------------------
           Net realized gains (losses)....................            (173,694)              (201,401)              (542,825)
                                                            -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments..            2,539,435              (486,517)              4,428,043
                                                            -------------------    -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            2,365,741              (687,918)              3,885,218
                                                            -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         2,686,845    $           700,475   $          4,250,913
                                                            ===================    ===================   ====================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                            MIST CLEARBRIDGE AGGRESSIVE GROWTH
                                                                                        SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2014                   2013                  2012
                                                            --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $             65,122   $            61,820   $             27,498
                                                            --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               132,315                66,818                 57,791
                                                            --------------------   -------------------   --------------------
           Net investment income (loss)...................              (67,193)               (4,998)               (30,293)
                                                            --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                    --                    --                     --
      Realized gains (losses) on sale of investments......               850,440               657,110                202,363
                                                            --------------------   -------------------   --------------------
           Net realized gains (losses)....................               850,440               657,110                202,363
                                                            --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments..             4,989,799             5,128,373              1,984,742
                                                            --------------------   -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................             5,840,239             5,785,483              2,187,105
                                                            --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $          5,773,046   $         5,780,485   $          2,156,812
                                                            ====================   ===================   ====================


                                                                            MIST HARRIS OAKMARK INTERNATIONAL
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                   2014                   2013                  2012
                                                            -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $         1,428,998   $          1,360,425   $           773,104
                                                            -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................              208,038                193,554               161,448
                                                            -------------------   --------------------   -------------------
           Net investment income (loss)...................            1,220,960              1,166,871               611,656
                                                            -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................            5,255,502                     --                    --
      Realized gains (losses) on sale of investments......              740,729                793,488             (612,881)
                                                            -------------------   --------------------   -------------------
           Net realized gains (losses)....................            5,996,231                793,488             (612,881)
                                                            -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments..         (10,494,661)             11,642,328            10,821,968
                                                            -------------------   --------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................          (4,498,430)             12,435,816            10,209,087
                                                            -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $       (3,277,470)   $         13,602,687   $        10,820,743
                                                            ===================   ====================   ===================


                                                                                MIST INVESCO MID CAP VALUE
                                                                                        SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2014                   2013                2012 (a)
                                                            --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $            232,086   $           281,062   $                 --
                                                            --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               122,985               116,165                 69,873
                                                            --------------------   -------------------   --------------------
           Net investment income (loss)...................               109,101               164,897               (69,873)
                                                            --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................             5,712,983                    --                     --
      Realized gains (losses) on sale of investments......               501,509               562,422               (67,480)
                                                            --------------------   -------------------   --------------------
           Net realized gains (losses)....................             6,214,492               562,422               (67,480)
                                                            --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments..           (3,309,860)             7,352,115                933,693
                                                            --------------------   -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................             2,904,632             7,914,537                866,213
                                                            --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $          3,013,733   $         8,079,434   $            796,340
                                                            ====================   ===================   ====================

(a) For the period April 30, 2012 to December 31, 2012.




 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                              MIST INVESCO SMALL CAP GROWTH
                                                                                       SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                   2014                   2013                   2012
                                                            -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $                --   $             16,988   $                 --
                                                            -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               17,127                 15,191                 13,008
                                                            -------------------   --------------------   --------------------
           Net investment income (loss)...................             (17,127)                  1,797               (13,008)
                                                            -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................              545,109                230,859                217,852
      Realized gains (losses) on sale of investments......              205,574                193,757                 83,948
                                                            -------------------   --------------------   --------------------
           Net realized gains (losses)....................              750,683                424,616                301,800
                                                            -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments..            (364,505)                943,185                254,975
                                                            -------------------   --------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              386,178              1,367,801                556,775
                                                            -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           369,051   $          1,369,598   $            543,767
                                                            ===================   ====================   ====================


                                                                              MIST LORD ABBETT BOND DEBENTURE
                                                                                        SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2014                   2013                  2012
                                                            --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $          2,192,076   $          2,510,640   $         2,650,734
                                                            --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               140,009                138,039               138,173
                                                            --------------------   --------------------   -------------------
           Net investment income (loss)...................             2,052,067              2,372,601             2,512,561
                                                            --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................             1,021,870                     --                    --
      Realized gains (losses) on sale of investments......               238,334                336,373               261,510
                                                            --------------------   --------------------   -------------------
           Net realized gains (losses)....................             1,260,204                336,373               261,510
                                                            --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments..           (1,546,060)                 60,078             1,550,105
                                                            --------------------   --------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................             (285,856)                396,451             1,811,615
                                                            --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $          1,766,211   $          2,769,052   $         4,324,176
                                                            ====================   ====================   ===================


                                                                             MIST METLIFE ASSET ALLOCATION 100
                                                                                        SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2014                   2013                   2012
                                                            --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $          4,562,213   $             79,746   $            62,145
                                                            --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................             2,847,131              1,863,602                20,669
                                                            --------------------   --------------------   -------------------
           Net investment income (loss)...................             1,715,082            (1,783,856)                41,476
                                                            --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                    --                     --                    --
      Realized gains (losses) on sale of investments......             6,896,229              2,389,277              (49,137)
                                                            --------------------   --------------------   -------------------
           Net realized gains (losses)....................             6,896,229              2,389,277              (49,137)
                                                            --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments..            13,478,025             78,354,012             1,143,292
                                                            --------------------   --------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            20,374,254             80,743,289             1,094,155
                                                            --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         22,089,336   $         78,959,433   $         1,135,631
                                                            ====================   ====================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                            MIST MFS RESEARCH INTERNATIONAL
                                                                                      SUB-ACCOUNT
                                                            ---------------------------------------------------------------
                                                                   2014                  2013                  2012
                                                            -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $         2,379,426   $         2,666,677   $         1,943,934
                                                            -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................              502,536               504,436               472,233
                                                            -------------------   -------------------   -------------------
          Net investment income (loss)....................            1,876,890             2,162,241             1,471,701
                                                            -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --                    --                    --
      Realized gains (losses) on sale of investments......            (189,330)             (793,067)           (2,574,142)
                                                            -------------------   -------------------   -------------------
          Net realized gains (losses).....................            (189,330)             (793,067)           (2,574,142)
                                                            -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..          (8,618,217)            15,498,686            14,802,076
                                                            -------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................          (8,807,547)            14,705,619            12,227,934
                                                            -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $       (6,930,657)   $        16,867,860   $        13,699,635
                                                            ===================   ===================   ===================


                                                                          MIST MORGAN STANLEY MID CAP GROWTH
                                                                                      SUB-ACCOUNT
                                                            ---------------------------------------------------------------
                                                                   2014                  2013                  2012
                                                            -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $            12,709   $           164,789   $                --
                                                            -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................              108,116                99,943                95,274
                                                            -------------------   -------------------   -------------------
          Net investment income (loss)....................             (95,407)                64,846              (95,274)
                                                            -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --                    --                    --
      Realized gains (losses) on sale of investments......              662,160               552,599               333,353
                                                            -------------------   -------------------   -------------------
          Net realized gains (losses).....................              662,160               552,599               333,353
                                                            -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..            (397,027)             6,125,841             1,435,478
                                                            -------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              265,133             6,678,440             1,768,831
                                                            -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           169,726   $         6,743,286   $         1,673,557
                                                            ===================   ===================   ===================


                                                                             MIST OPPENHEIMER GLOBAL EQUITY
                                                                                       SUB-ACCOUNT
                                                            ---------------------------------------------------------------
                                                                   2014                   2013                  2012
                                                            -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $           103,186   $           175,428   $           121,147
                                                            -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               25,402                24,073                29,050
                                                            -------------------   -------------------   -------------------
          Net investment income (loss)....................               77,784               151,355                92,097
                                                            -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................              299,870                    --                    --
      Realized gains (losses) on sale of investments......              244,193               357,817                57,308
                                                            -------------------   -------------------   -------------------
          Net realized gains (losses).....................              544,063               357,817                57,308
                                                            -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..            (412,091)             1,635,823             1,275,697
                                                            -------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              131,972             1,993,640             1,333,005
                                                            -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           209,756   $         2,144,995   $         1,425,102
                                                            ===================   ===================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                          MIST PIMCO INFLATION PROTECTED BOND
                                                                                      SUB-ACCOUNT
                                                            --------------------------------------------------------------
                                                                   2014                  2013                  2012
                                                            -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $           255,718   $          380,671   $           546,087
                                                            -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               50,314               57,033                60,858
                                                            -------------------   ------------------   -------------------
          Net investment income (loss)....................              205,404              323,638               485,229
                                                            -------------------   ------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --              905,883             1,002,146
      Realized gains (losses) on sale of investments......            (251,589)            (338,723)               143,867
                                                            -------------------   ------------------   -------------------
          Net realized gains (losses).....................            (251,589)              567,160             1,146,013
                                                            -------------------   ------------------   -------------------
      Change in unrealized gains (losses) on investments..              467,838          (2,459,744)             (168,049)
                                                            -------------------   ------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              216,249          (1,892,584)               977,964
                                                            -------------------   ------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           421,653   $      (1,568,946)   $         1,463,193
                                                            ===================   ==================   ===================


                                                                                MIST PIMCO TOTAL RETURN
                                                                                      SUB-ACCOUNT
                                                            --------------------------------------------------------------
                                                                   2014                  2013                  2012
                                                            ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $        3,188,572   $         5,854,299   $         4,558,312
                                                            ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................             210,033               242,693               258,168
                                                            ------------------   -------------------   -------------------
          Net investment income (loss)....................           2,978,539             5,611,606             4,300,144
                                                            ------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                  --             2,569,920                    --
      Realized gains (losses) on sale of investments......            (10,209)               268,948               574,646
                                                            ------------------   -------------------   -------------------
          Net realized gains (losses).....................            (10,209)             2,838,868               574,646
                                                            ------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..           2,372,512          (11,029,103)             7,472,960
                                                            ------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................           2,362,303           (8,190,235)             8,047,606
                                                            ------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $        5,340,842   $       (2,578,629)   $        12,347,750
                                                            ==================   ===================   ===================


                                                                            MIST SSGA GROWTH AND INCOME ETF
                                                                                      SUB-ACCOUNT
                                                            --------------------------------------------------------------
                                                                   2014                  2013                  2012
                                                            -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $           286,434   $          276,750   $           220,077
                                                            -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               41,813               37,442                26,761
                                                            -------------------   ------------------   -------------------
          Net investment income (loss)....................              244,621              239,308               193,316
                                                            -------------------   ------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................              680,062              237,215               188,319
      Realized gains (losses) on sale of investments......              349,119               69,382               209,616
                                                            -------------------   ------------------   -------------------
          Net realized gains (losses).....................            1,029,181              306,597               397,935
                                                            -------------------   ------------------   -------------------
      Change in unrealized gains (losses) on investments..            (624,474)              729,065               435,708
                                                            -------------------   ------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              404,707            1,035,662               833,643
                                                            -------------------   ------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           649,328   $        1,274,970   $         1,026,959
                                                            ===================   ==================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                 MIST SSGA GROWTH ETF
                                                                                      SUB-ACCOUNT
                                                            --------------------------------------------------------------
                                                                   2014                  2013                  2012
                                                            ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $          203,652   $           156,002   $            80,231
                                                            ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................              28,447                26,468                20,171
                                                            ------------------   -------------------   -------------------
          Net investment income (loss)....................             175,205               129,534                60,060
                                                            ------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................             599,150               243,753               134,531
      Realized gains (losses) on sale of investments......             112,678                55,282                37,874
                                                            ------------------   -------------------   -------------------
          Net realized gains (losses).....................             711,828               299,035               172,405
                                                            ------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..           (429,098)               674,187               313,480
                                                            ------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................             282,730               973,222               485,885
                                                            ------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $          457,935   $         1,102,756   $           545,945
                                                            ==================   ===================   ===================


                                                                           MIST T. ROWE PRICE MID CAP GROWTH
                                                                                      SUB-ACCOUNT
                                                            --------------------------------------------------------------
                                                                   2014                  2013                  2012
                                                            ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $               --   $           113,455   $                --
                                                            ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................             121,956               107,354                98,001
                                                            ------------------   -------------------   -------------------
          Net investment income (loss)....................           (121,956)                 6,101              (98,001)
                                                            ------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................           3,063,380             1,401,795             3,278,863
      Realized gains (losses) on sale of investments......             924,545               740,817               338,731
                                                            ------------------   -------------------   -------------------
          Net realized gains (losses).....................           3,987,925             2,142,612             3,617,594
                                                            ------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..              13,875             6,644,334             (336,849)
                                                            ------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................           4,001,800             8,786,946             3,280,745
                                                            ------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $        3,879,844   $         8,793,047   $         3,182,744
                                                            ==================   ===================   ===================


                                                                              MIST WMC LARGE CAP RESEARCH
                                                                                      SUB-ACCOUNT
                                                            --------------------------------------------------------------
                                                                   2014                  2013                  2012
                                                            -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $            39,047   $           47,393   $            37,549
                                                            -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               10,733                7,685                 7,223
                                                            -------------------   ------------------   -------------------
          Net investment income (loss)....................               28,314               39,708                30,326
                                                            -------------------   ------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --                   --                    --
      Realized gains (losses) on sale of investments......              121,175              162,606                50,779
                                                            -------------------   ------------------   -------------------
          Net realized gains (losses).....................              121,175              162,606                50,779
                                                            -------------------   ------------------   -------------------
      Change in unrealized gains (losses) on investments..              394,428              773,890               296,676
                                                            -------------------   ------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              515,603              936,496               347,455
                                                            -------------------   ------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           543,917   $          976,204   $           377,781
                                                            ===================   ==================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                          MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                        SUB-ACCOUNT
                                                            ------------------------------------------------------------------
                                                                    2014                   2013                   2012
                                                            --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $            333,453   $            379,864   $            305,928
                                                            --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               100,445                 99,852                 96,144
                                                            --------------------   --------------------   --------------------
           Net investment income (loss)...................               233,008                280,012                209,784
                                                            --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                    --                     --                     --
      Realized gains (losses) on sale of investments......               (3,310)              (200,358)              (566,675)
                                                            --------------------   --------------------   --------------------
           Net realized gains (losses)....................               (3,310)              (200,358)              (566,675)
                                                            --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments..           (1,060,104)              3,225,130              4,200,119
                                                            --------------------   --------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................           (1,063,414)              3,024,772              3,633,444
                                                            --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $          (830,406)   $          3,304,784   $          3,843,228
                                                            ====================   ====================   ====================


                                                                            MSF BARCLAYS AGGREGATE BOND INDEX
                                                                                       SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2014                  2013                   2012
                                                            -------------------    -------------------    -------------------
INVESTMENT INCOME:
      Dividends...........................................  $         4,343,951    $         5,173,839    $         5,449,668
                                                            -------------------    -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges..................               71,251                 74,523                 82,241
                                                            -------------------    -------------------    -------------------
           Net investment income (loss)...................            4,272,700              5,099,316              5,367,427
                                                            -------------------    -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --                     --                     --
      Realized gains (losses) on sale of investments......                1,727                 35,881                226,548
                                                            -------------------    -------------------    -------------------
           Net realized gains (losses)....................                1,727                 35,881                226,548
                                                            -------------------    -------------------    -------------------
      Change in unrealized gains (losses) on investments..            3,887,055            (8,654,396)                 30,644
                                                            -------------------    -------------------    -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            3,888,782            (8,618,515)                257,192
                                                            -------------------    -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         8,161,482    $       (3,519,199)    $         5,624,619
                                                            ===================    ===================    ===================


                                                                                 MSF BLACKROCK BOND INCOME
                                                                                        SUB-ACCOUNT
                                                            ------------------------------------------------------------------
                                                                    2014                   2013                   2012
                                                            --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $          2,892,216   $          3,457,547   $          2,592,084
                                                            --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               394,822                414,901                458,354
                                                            --------------------   --------------------   --------------------
           Net investment income (loss)...................             2,497,394              3,042,646              2,133,730
                                                            --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                    --              2,107,472                624,650
      Realized gains (losses) on sale of investments......                39,837                201,266                489,470
                                                            --------------------   --------------------   --------------------
           Net realized gains (losses)....................                39,837              2,308,738              1,114,120
                                                            --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments..             2,773,778            (6,436,472)              3,226,194
                                                            --------------------   --------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................             2,813,615            (4,127,734)              4,340,314
                                                            --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $          5,311,009   $        (1,085,088)   $          6,474,044
                                                            ====================   ====================   ====================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                          MSF BLACKROCK CAPITAL APPRECIATION
                                                                                      SUB-ACCOUNT
                                                            ---------------------------------------------------------------
                                                                   2014                  2013                  2012
                                                            -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $           110,123   $         1,290,585   $           463,134
                                                            -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................              983,215               893,764               846,712
                                                            -------------------   -------------------   -------------------
          Net investment income (loss)....................            (873,092)               396,821             (383,578)
                                                            -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --                    --                    --
      Realized gains (losses) on sale of investments......            7,377,063             5,770,283             4,133,724
                                                            -------------------   -------------------   -------------------
          Net realized gains (losses).....................            7,377,063             5,770,283             4,133,724
                                                            -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..            7,124,928            39,808,074            15,071,616
                                                            -------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................           14,501,991            45,578,357            19,205,340
                                                            -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $        13,628,899   $        45,975,178   $        18,821,762
                                                            ===================   ===================   ===================


                                                                             MSF BLACKROCK LARGE CAP VALUE
                                                                                      SUB-ACCOUNT
                                                            ---------------------------------------------------------------
                                                                   2014                  2013                  2012
                                                            -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $           162,210   $           160,183   $           171,252
                                                            -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               43,227                39,002                35,711
                                                            -------------------   -------------------   -------------------
          Net investment income (loss)....................              118,983               121,181               135,541
                                                            -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................            2,955,713               619,306             1,668,046
      Realized gains (losses) on sale of investments......             (29,286)                25,909             (202,910)
                                                            -------------------   -------------------   -------------------
          Net realized gains (losses).....................            2,926,427               645,215             1,465,136
                                                            -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..          (1,868,414)             2,360,344             (249,081)
                                                            -------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            1,058,013             3,005,559             1,216,055
                                                            -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         1,176,996   $         3,126,740   $         1,351,596
                                                            ===================   ===================   ===================


                                                                              MSF BLACKROCK MONEY MARKET
                                                                                      SUB-ACCOUNT
                                                            ---------------------------------------------------------------
                                                                   2014                  2013                   2012
                                                            -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $                --   $                --   $                --
                                                            -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................              214,315               233,544               253,855
                                                            -------------------   -------------------   -------------------
          Net investment income (loss)....................            (214,315)             (233,544)             (253,855)
                                                            -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --                    --                    --
      Realized gains (losses) on sale of investments......                   --                    --                    --
                                                            -------------------   -------------------   -------------------
          Net realized gains (losses).....................                   --                    --                    --
                                                            -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..                   --                    --                    --
                                                            -------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................                   --                    --                    --
                                                            -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         (214,315)   $         (233,544)   $         (253,855)
                                                            ===================   ===================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                               MSF FRONTIER MID CAP GROWTH
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                    2014                  2013                  2012
                                                            -------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $                --   $            43,546   $                 --
                                                            -------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               14,994                13,000                 12,139
                                                            -------------------   -------------------   --------------------
          Net investment income (loss)....................             (14,994)                30,546               (12,139)
                                                            -------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................              376,447                82,068                     --
      Realized gains (losses) on sale of investments......               79,671               140,054                128,925
                                                            -------------------   -------------------   --------------------
          Net realized gains (losses).....................              456,118               222,122                128,925
                                                            -------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments..              (1,763)               710,942                199,904
                                                            -------------------   -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              454,355               933,064                328,829
                                                            -------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           439,361   $           963,610   $            316,690
                                                            ===================   ===================   ====================


                                                                                   MSF JENNISON GROWTH
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                    2014                  2013                  2012
                                                            -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $            29,706   $             39,071   $            18,245
                                                            -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               44,894                 37,592                33,065
                                                            -------------------   --------------------   -------------------
          Net investment income (loss)....................             (15,188)                  1,479              (14,820)
                                                            -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................              604,016                 95,901             1,285,440
      Realized gains (losses) on sale of investments......              273,872                162,253                45,255
                                                            -------------------   --------------------   -------------------
          Net realized gains (losses).....................              877,888                258,154             1,330,695
                                                            -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments..               90,965              2,766,252             (376,076)
                                                            -------------------   --------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              968,853              3,024,406               954,619
                                                            -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           953,665   $          3,025,885   $           939,799
                                                            ===================   ====================   ===================


                                                                           MSF LOOMIS SAYLES SMALL CAP CORE
                                                                                      SUB-ACCOUNT
                                                            ---------------------------------------------------------------
                                                                   2014                  2013                   2012
                                                            -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $            65,160   $           606,447   $                --
                                                            -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................              801,894               754,933               671,301
                                                            -------------------   -------------------   -------------------
          Net investment income (loss)....................            (736,734)             (148,486)             (671,301)
                                                            -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................           19,367,851            10,284,298             3,102,120
      Realized gains (losses) on sale of investments......            3,641,998             4,335,023             2,629,497
                                                            -------------------   -------------------   -------------------
          Net realized gains (losses).....................           23,009,849            14,619,321             5,731,617
                                                            -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..         (17,796,250)            32,236,153            10,996,371
                                                            -------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            5,213,599            46,855,474            16,727,988
                                                            -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         4,476,865   $        46,706,988   $        16,056,687
                                                            ===================   ===================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                           MSF LOOMIS SAYLES SMALL CAP GROWTH
                                                                                       SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                   2014                   2013                   2012
                                                            -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $                --   $                 --   $                 --
                                                            -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               34,251                 29,161                 23,163
                                                            -------------------   --------------------   --------------------
           Net investment income (loss)...................             (34,251)               (29,161)               (23,163)
                                                            -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................            1,119,697                     --                     --
      Realized gains (losses) on sale of investments......              320,186                199,669                239,292
                                                            -------------------   --------------------   --------------------
           Net realized gains (losses)....................            1,439,883                199,669                239,292
                                                            -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments..          (1,349,918)              2,859,891                482,884
                                                            -------------------   --------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................               89,965              3,059,560                722,176
                                                            -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $            55,714   $          3,030,399   $            699,013
                                                            ===================   ====================   ====================


                                                                               MSF MET/ARTISAN MID CAP VALUE
                                                                                        SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2014                   2013                   2012
                                                            --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $            862,126   $          1,077,324   $           962,310
                                                            --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               526,612                498,430               438,822
                                                            --------------------   --------------------   -------------------
           Net investment income (loss)...................               335,514                578,894               523,488
                                                            --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                    --                     --                    --
      Realized gains (losses) on sale of investments......             2,109,078              1,417,027             (754,523)
                                                            --------------------   --------------------   -------------------
           Net realized gains (losses)....................             2,109,078              1,417,027             (754,523)
                                                            --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments..             (694,261)             31,699,568            10,577,931
                                                            --------------------   --------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................             1,414,817             33,116,595             9,823,408
                                                            --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $          1,750,331   $         33,695,489   $        10,346,896
                                                            ====================   ====================   ===================


                                                                             MSF METLIFE ASSET ALLOCATION 20
                                                                                       SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                   2014                   2013                   2012
                                                            -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $           354,430   $            258,457   $            278,966
                                                            -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               27,021                 25,789                 27,039
                                                            -------------------   --------------------   --------------------
           Net investment income (loss)...................              327,409                232,668                251,927
                                                            -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................              358,717                 39,052                215,378
      Realized gains (losses) on sale of investments......               62,468                149,044                 86,828
                                                            -------------------   --------------------   --------------------
           Net realized gains (losses)....................              421,185                188,096                302,206
                                                            -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments..            (366,032)               (60,110)                157,826
                                                            -------------------   --------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................               55,153                127,986                460,032
                                                            -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           382,562   $            360,654   $            711,959
                                                            ===================   ====================   ====================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                               MSF METLIFE ASSET ALLOCATION 40
                                                                                         SUB-ACCOUNT
                                                            --------------------------------------------------------------------
                                                                    2014                    2013                    2012
                                                            ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends...........................................  $             432,990   $            370,753   $             373,569
                                                            ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges..................                 38,907                 36,314                  33,349
                                                            ---------------------   --------------------   ---------------------
           Net investment income (loss)...................                394,083                334,439                 340,220
                                                            ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                511,036                139,704                  37,357
      Realized gains (losses) on sale of investments......                320,589                325,214                 258,884
                                                            ---------------------   --------------------   ---------------------
           Net realized gains (losses)....................                831,625                464,918                 296,241
                                                            ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments..              (542,364)                630,162                 705,546
                                                            ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized
         gains (losses) on investments....................                289,261              1,095,080               1,001,787
                                                            ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations..................................  $             683,344   $          1,429,519   $           1,342,007
                                                            =====================   ====================   =====================


                                                                              MSF METLIFE ASSET ALLOCATION 60
                                                                                        SUB-ACCOUNT
                                                            -------------------------------------------------------------------
                                                                    2014                   2013                    2012
                                                            --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends...........................................  $          1,269,200   $          1,080,375    $          1,112,660
                                                            --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges..................               172,415                155,236                 132,292
                                                            --------------------   --------------------    --------------------
           Net investment income (loss)...................             1,096,785                925,139                 980,368
                                                            --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................             2,135,289                393,565                      --
      Realized gains (losses) on sale of investments......               915,123                931,841                 394,092
                                                            --------------------   --------------------    --------------------
           Net realized gains (losses)....................             3,050,412              1,325,406                 394,092
                                                            --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments..           (1,446,767)              6,036,151               3,948,243
                                                            --------------------   --------------------    --------------------
      Net realized and changes in unrealized
         gains (losses) on investments....................             1,603,645              7,361,557               4,342,335
                                                            --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations..................................  $          2,700,430   $          8,286,696    $          5,322,703
                                                            ====================   ====================    ====================


                                                                               MSF METLIFE ASSET ALLOCATION 80
                                                                                         SUB-ACCOUNT
                                                            --------------------------------------------------------------------
                                                                    2014                    2013                    2012
                                                            ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends...........................................  $           1,168,956   $            918,734   $           1,045,488
                                                            ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges..................                180,093                154,183                 135,853
                                                            ---------------------   --------------------   ---------------------
           Net investment income (loss)...................                988,863                764,551                 909,635
                                                            ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                     --                     --                      --
      Realized gains (losses) on sale of investments......              1,467,212                824,701                 185,829
                                                            ---------------------   --------------------   ---------------------
           Net realized gains (losses)....................              1,467,212                824,701                 185,829
                                                            ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments..                759,532             10,434,753               5,863,191
                                                            ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized
         gains (losses) on investments....................              2,226,744             11,259,454               6,049,020
                                                            ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations..................................  $           3,215,607   $         12,024,005   $           6,958,655
                                                            =====================   ====================   =====================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                             MSF METLIFE MID CAP STOCK INDEX
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                    2014                  2013                  2012
                                                            -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $           242,087   $            237,932   $           195,244
                                                            -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               89,501                 79,497                68,976
                                                            -------------------   --------------------   -------------------
          Net investment income (loss)....................              152,586                158,435               126,268
                                                            -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................            1,096,801                583,119               820,850
      Realized gains (losses) on sale of investments......              618,173                466,205               282,551
                                                            -------------------   --------------------   -------------------
          Net realized gains (losses).....................            1,714,974              1,049,324             1,103,401
                                                            -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments..              176,020              4,625,274             1,742,566
                                                            -------------------   --------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            1,890,994              5,674,598             2,845,967
                                                            -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         2,043,580   $          5,833,033   $         2,972,235
                                                            ===================   ====================   ===================


                                                                                MSF METLIFE STOCK INDEX
                                                                                      SUB-ACCOUNT
                                                            ---------------------------------------------------------------
                                                                   2014                  2013                   2012
                                                            -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $         2,913,065   $         2,861,662   $         2,555,288
                                                            -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................              934,909               836,469               759,757
                                                            -------------------   -------------------   -------------------
          Net investment income (loss)....................            1,978,156             2,025,193             1,795,531
                                                            -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................            4,274,864             2,322,035             1,025,683
      Realized gains (losses) on sale of investments......            4,931,460             2,510,854             1,382,336
                                                            -------------------   -------------------   -------------------
          Net realized gains (losses).....................            9,206,324             4,832,889             2,408,019
                                                            -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..            9,807,750            35,589,278            15,707,338
                                                            -------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................           19,014,074            40,422,167            18,115,357
                                                            -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $        20,992,230   $        42,447,360   $        19,910,888
                                                            ===================   ===================   ===================


                                                                                  MSF MFS TOTAL RETURN
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                    2014                  2013                  2012
                                                            -------------------    -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $         2,242,208    $         2,315,506   $         2,470,895
                                                            -------------------    -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................              474,143                453,410               442,576
                                                            -------------------    -------------------   -------------------
          Net investment income (loss)....................            1,768,065              1,862,096             2,028,319
                                                            -------------------    -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --                     --                    --
      Realized gains (losses) on sale of investments......            1,519,321                930,924               193,804
                                                            -------------------    -------------------   -------------------
          Net realized gains (losses).....................            1,519,321                930,924               193,804
                                                            -------------------    -------------------   -------------------
      Change in unrealized gains (losses) on investments..            4,052,426             12,320,741             6,718,773
                                                            -------------------    -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            5,571,747             13,251,665             6,912,577
                                                            -------------------    -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         7,339,812    $        15,113,761   $         8,940,896
                                                            ===================    ===================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                     MSF MFS VALUE
                                                                                      SUB-ACCOUNT
                                                            --------------------------------------------------------------
                                                                   2014                  2013                  2012
                                                            ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $        1,200,678   $           304,985   $           273,992
                                                            ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................             371,656               249,315                41,154
                                                            ------------------   -------------------   -------------------
          Net investment income (loss)....................             829,022                55,670               232,838
                                                            ------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................           3,350,088               517,860               195,100
      Realized gains (losses) on sale of investments......           1,009,235               745,772               165,624
                                                            ------------------   -------------------   -------------------
          Net realized gains (losses).....................           4,359,323             1,263,632               360,724
                                                            ------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..           1,856,671            12,213,510             1,551,612
                                                            ------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................           6,215,994            13,477,142             1,912,336
                                                            ------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $        7,045,016   $        13,532,812   $         2,145,174
                                                            ==================   ===================   ===================


                                                                                  MSF MSCI EAFE INDEX
                                                                                      SUB-ACCOUNT
                                                            --------------------------------------------------------------
                                                                   2014                  2013                  2012
                                                            ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $          343,225   $           377,112   $           377,083
                                                            ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................              46,129                42,035                38,038
                                                            ------------------   -------------------   -------------------
          Net investment income (loss)....................             297,096               335,077               339,045
                                                            ------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                  --                    --                    --
      Realized gains (losses) on sale of investments......             120,400                37,863             (355,400)
                                                            ------------------   -------------------   -------------------
          Net realized gains (losses).....................             120,400                37,863             (355,400)
                                                            ------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..         (1,251,623)             2,081,418             1,952,921
                                                            ------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................         (1,131,223)             2,119,281             1,597,521
                                                            ------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $        (834,127)   $         2,454,358   $         1,936,566
                                                            ==================   ===================   ===================


                                                                             MSF NEUBERGER BERMAN GENESIS
                                                                                      SUB-ACCOUNT
                                                            --------------------------------------------------------------
                                                                   2014                  2013                  2012
                                                            -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $           204,703   $          336,229   $           136,116
                                                            -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................              189,215              172,625               141,978
                                                            -------------------   ------------------   -------------------
          Net investment income (loss)....................               15,488              163,604               (5,862)
                                                            -------------------   ------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --                   --                    --
      Realized gains (losses) on sale of investments......              583,021              121,622             (702,698)
                                                            -------------------   ------------------   -------------------
          Net realized gains (losses).....................              583,021              121,622             (702,698)
                                                            -------------------   ------------------   -------------------
      Change in unrealized gains (losses) on investments..            (889,751)           14,779,519             4,103,354
                                                            -------------------   ------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            (306,730)           14,901,141             3,400,656
                                                            -------------------   ------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         (291,242)   $       15,064,745   $         3,394,794
                                                            ===================   ==================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                  MSF RUSSELL 2000 INDEX
                                                                                        SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2014                   2013                  2012
                                                            --------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends...........................................  $            275,683   $           326,585    $           227,869
                                                            --------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges..................                92,024                82,556                 70,482
                                                            --------------------   -------------------    -------------------
           Net investment income (loss)...................               183,659               244,029                157,387
                                                            --------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................               534,212                    --                     --
      Realized gains (losses) on sale of investments......               765,727               554,799                305,836
                                                            --------------------   -------------------    -------------------
           Net realized gains (losses)....................             1,299,939               554,799                305,836
                                                            --------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments..             (437,931)             6,045,878              2,345,075
                                                            --------------------   -------------------    -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................               862,008             6,600,677              2,650,911
                                                            --------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $          1,045,667   $         6,844,706    $         2,808,298
                                                            ====================   ===================    ===================


                                                                           MSF T. ROWE PRICE LARGE CAP GROWTH
                                                                                       SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2014                  2013                   2012
                                                            -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $            14,948    $            37,329   $             12,737
                                                            -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               94,150                 68,971                 42,251
                                                            -------------------    -------------------   --------------------
           Net investment income (loss)...................             (79,202)               (31,642)               (29,514)
                                                            -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................            1,707,063                     --                     --
      Realized gains (losses) on sale of investments......              702,900                557,399                274,059
                                                            -------------------    -------------------   --------------------
           Net realized gains (losses)....................            2,409,963                557,399                274,059
                                                            -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments..            (236,911)              5,715,381              1,423,293
                                                            -------------------    -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            2,173,052              6,272,780              1,697,352
                                                            -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         2,093,850    $         6,241,138   $          1,667,838
                                                            ===================    ===================   ====================


                                                                           MSF T. ROWE PRICE SMALL CAP GROWTH
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                    2014                  2013                   2012
                                                            -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $             1,906   $             34,684   $                --
                                                            -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               45,080                 40,224                35,764
                                                            -------------------   --------------------   -------------------
           Net investment income (loss)...................             (43,174)                (5,540)              (35,764)
                                                            -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................              850,277                535,896               851,914
      Realized gains (losses) on sale of investments......              420,568                422,228               259,687
                                                            -------------------   --------------------   -------------------
           Net realized gains (losses)....................            1,270,845                958,124             1,111,601
                                                            -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments..            (514,352)              2,695,733               106,536
                                                            -------------------   --------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              756,493              3,653,857             1,218,137
                                                            -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           713,319   $          3,648,317   $         1,182,373
                                                            ===================   ====================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                    2014                  2013                  2012
                                                            -------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $           938,893   $           887,676   $            614,842
                                                            -------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               60,945                61,310                 60,496
                                                            -------------------   -------------------   --------------------
          Net investment income (loss)....................              877,948               826,366                554,346
                                                            -------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --                    --                     --
      Realized gains (losses) on sale of investments......              148,527               193,604                171,894
                                                            -------------------   -------------------   --------------------
          Net realized gains (losses).....................              148,527               193,604                171,894
                                                            -------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments..            (154,919)             (890,490)              1,108,554
                                                            -------------------   -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              (6,392)             (696,886)              1,280,448
                                                            -------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           871,556   $           129,480   $          1,834,794
                                                            ===================   ===================   ====================


                                                                      MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                    2014                  2013                  2012
                                                            -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $           123,677   $            163,416   $           173,883
                                                            -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               22,888                 24,111                26,263
                                                            -------------------   --------------------   -------------------
          Net investment income (loss)....................              100,789                139,305               147,620
                                                            -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --                     --                    --
      Realized gains (losses) on sale of investments......                4,087                  6,692                18,322
                                                            -------------------   --------------------   -------------------
          Net realized gains (losses).....................                4,087                  6,692                18,322
                                                            -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments..               54,138              (228,422)                78,947
                                                            -------------------   --------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................               58,225              (221,730)                97,269
                                                            -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           159,014   $           (82,425)   $           244,889
                                                            ===================   ====================   ===================


                                                                                    MSF WMC BALANCED
                                                                                       SUB-ACCOUNT
                                                            ---------------------------------------------------------------
                                                                   2014                   2013                  2012
                                                            -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $            89,746   $            98,812   $            81,126
                                                            -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               13,852                12,165                12,907
                                                            -------------------   -------------------   -------------------
          Net investment income (loss)....................               75,894                86,647                68,219
                                                            -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --                    --                    --
      Realized gains (losses) on sale of investments......               53,787               214,517                23,781
                                                            -------------------   -------------------   -------------------
          Net realized gains (losses).....................               53,787               214,517                23,781
                                                            -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..              319,418               450,389               322,145
                                                            -------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              373,205               664,906               345,926
                                                            -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           449,099   $           751,553   $           414,145
                                                            ===================   ===================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                                                                 MSF WMC CORE EQUITY OPPORTUNITIES
                                                                                            SUB-ACCOUNT
                                                                  --------------------------------------------------------------
                                                                         2014                  2013                  2012
                                                                  -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends................................................   $         1,878,606   $        3,412,614   $         1,885,600
                                                                  -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk charges.......................             1,288,929            1,202,357             1,097,341
                                                                  -------------------   ------------------   -------------------
          Net investment income (loss).........................               589,677            2,210,257               788,259
                                                                  -------------------   ------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..............................            22,451,189            4,075,820                    --
      Realized gains (losses) on sale of investments...........             8,317,230            6,940,847             4,730,499
                                                                  -------------------   ------------------   -------------------
          Net realized gains (losses)..........................            30,768,419           11,016,667             4,730,499
                                                                  -------------------   ------------------   -------------------
      Change in unrealized gains (losses) on investments.......           (5,748,917)           56,699,669            20,419,405
                                                                  -------------------   ------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments..........................            25,019,502           67,716,336            25,149,904
                                                                  -------------------   ------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations........................................   $        25,609,179   $       69,926,593   $        25,938,163
                                                                  ===================   ==================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                                AMERICAN FUNDS BOND
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2014                  2013                   2012
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            178,280   $           157,672   $            226,139
   Net realized gains (losses).........................                17,999               137,563                 84,396
   Change in unrealized gains (losses) on investments..               317,789             (572,371)                212,973
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................               514,068             (277,136)                523,508
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               724,451               815,157                772,971
   Net transfers (including fixed account).............               507,178               432,580                160,515
   Policy charges......................................             (466,219)             (497,034)              (576,494)
   Transfers for policy benefits and terminations......             (674,521)             (780,157)            (1,140,333)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................                90,889              (29,454)              (783,341)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............               604,957             (306,590)              (259,833)
NET ASSETS:
   Beginning of year...................................            10,270,684            10,577,274             10,837,107
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         10,875,641   $        10,270,684   $         10,577,274
                                                         ====================   ===================   ====================

                                                                     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2014                   2013                  2012
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (149,805)   $           284,073   $            493,826
   Net realized gains (losses).........................             1,464,456               552,674              (461,279)
   Change in unrealized gains (losses) on investments..             (212,569)            13,160,218              8,299,492
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................             1,102,082            13,996,965              8,332,039
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             4,009,235             4,148,894              4,516,238
   Net transfers (including fixed account).............           (1,784,111)             (752,010)            (2,732,766)
   Policy charges......................................           (2,733,427)           (2,810,839)            (3,007,537)
   Transfers for policy benefits and terminations......           (4,047,735)           (3,627,388)            (4,319,707)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................           (4,556,038)           (3,041,343)            (5,543,772)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............           (3,453,956)            10,955,622              2,788,267
NET ASSETS:
   Beginning of year...................................            62,642,030            51,686,408             48,898,141
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         59,188,074   $        62,642,030   $         51,686,408
                                                         ====================   ===================   ====================

                                                                               AMERICAN FUNDS GROWTH
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2014                  2013                   2012
                                                         -------------------    -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           853,685    $         1,015,111   $           699,300
   Net realized gains (losses).........................           14,036,210              4,396,782             1,943,222
   Change in unrealized gains (losses) on investments..            (222,781)             38,731,483            22,231,476
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           14,667,114             44,143,376            24,873,998
                                                         -------------------    -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........           10,398,055             11,283,766            12,803,011
   Net transfers (including fixed account).............          (4,269,988)            (5,880,290)           (5,978,480)
   Policy charges......................................          (7,619,559)            (7,870,027)           (8,814,224)
   Transfers for policy benefits and terminations......         (10,768,409)           (12,145,488)          (12,265,534)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (12,259,901)           (14,612,039)          (14,255,227)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets.............            2,407,213             29,531,337            10,618,771
NET ASSETS:
   Beginning of year...................................          185,927,765            156,396,428           145,777,657
                                                         -------------------    -------------------   -------------------
   End of year.........................................  $       188,334,978    $       185,927,765   $       156,396,428
                                                         ===================    ===================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                            AMERICAN FUNDS GROWTH-INCOME
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2014                   2013                  2012
                                                         --------------------   -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,299,228   $         1,211,377    $         1,289,265
   Net realized gains (losses).........................             8,734,390             1,863,711                430,603
   Change in unrealized gains (losses) on investments..             2,737,001            29,135,644             13,673,412
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................            12,770,619            32,210,732             15,393,280
                                                         --------------------   -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             6,812,867             7,533,372              8,272,263
   Net transfers (including fixed account).............                30,708           (1,609,876)            (2,622,222)
   Policy charges......................................           (5,499,750)           (5,470,778)            (5,679,202)
   Transfers for policy benefits and terminations......           (7,654,331)           (6,088,456)            (7,397,048)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (6,310,506)           (5,635,738)            (7,426,209)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets.............             6,460,113            26,574,994              7,967,071
NET ASSETS:
   Beginning of year...................................           126,621,617           100,046,623             92,079,552
                                                         --------------------   -------------------    -------------------
   End of year.........................................  $        133,081,730   $       126,621,617    $       100,046,623
                                                         ====================   ===================    ===================

                                                                             FIDELITY VIP EQUITY-INCOME
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          2,550,433   $          2,016,323   $         2,364,192
   Net realized gains (losses).........................             2,321,443              7,307,530             4,954,505
   Change in unrealized gains (losses) on investments..             3,880,845             15,794,485             7,110,204
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             8,752,721             25,118,338            14,428,901
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             5,251,008              5,767,873             6,494,535
   Net transfers (including fixed account).............             (364,531)            (1,429,044)             (409,502)
   Policy charges......................................           (4,621,657)            (4,479,275)           (5,207,208)
   Transfers for policy benefits and terminations......           (7,201,709)            (8,707,275)           (9,692,992)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (6,936,889)            (8,847,721)           (8,815,167)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............             1,815,832             16,270,617             5,613,734
NET ASSETS:
   Beginning of year...................................           111,362,063             95,091,446            89,477,712
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $        113,177,895   $        111,362,063   $        95,091,446
                                                         ====================   ====================   ===================

                                                                          MIST CLARION GLOBAL REAL ESTATE
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                2014                   2013                   2012
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           321,104   $          1,388,393   $            365,695
   Net realized gains (losses).........................            (173,694)              (201,401)              (542,825)
   Change in unrealized gains (losses) on investments..            2,539,435              (486,517)              4,428,043
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            2,686,845                700,475              4,250,913
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,616,408              1,715,437              2,070,776
   Net transfers (including fixed account).............            (192,611)                306,028                220,340
   Policy charges......................................          (1,032,894)            (1,063,908)            (1,223,690)
   Transfers for policy benefits and terminations......          (1,454,332)            (1,262,586)            (1,903,383)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (1,063,429)              (305,029)              (835,957)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            1,623,416                395,446              3,414,956
NET ASSETS:
   Beginning of year...................................           20,751,413             20,355,967             16,941,011
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $        22,374,829   $         20,751,413   $         20,355,967
                                                         ===================   ====================   ====================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                         MIST CLEARBRIDGE AGGRESSIVE GROWTH
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2014                   2013                  2012
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (67,193)   $           (4,998)   $           (30,293)
   Net realized gains (losses).........................               850,440               657,110                202,363
   Change in unrealized gains (losses) on investments..             4,989,799             5,128,373              1,984,742
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             5,773,046             5,780,485              2,156,812
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,850,590             1,200,725              1,249,134
   Net transfers (including fixed account).............            18,589,729             1,777,394                 77,676
   Policy charges......................................           (1,588,695)             (825,871)              (789,438)
   Transfers for policy benefits and terminations......           (2,355,543)           (1,947,902)            (1,258,707)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            16,496,081               204,346              (721,335)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............            22,269,127             5,984,831              1,435,477
NET ASSETS:
   Beginning of year...................................            19,215,771            13,230,940             11,795,463
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         41,484,898   $        19,215,771   $         13,230,940
                                                         ====================   ===================   ====================

                                                                         MIST HARRIS OAKMARK INTERNATIONAL
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2014                   2013                  2012
                                                         -------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,220,960   $          1,166,871   $           611,656
   Net realized gains (losses).........................            5,996,231                793,488             (612,881)
   Change in unrealized gains (losses) on investments..         (10,494,661)             11,642,328            10,821,968
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................          (3,277,470)             13,602,687            10,820,743
                                                         -------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            2,804,264              2,776,264             3,119,630
   Net transfers (including fixed account).............            (206,799)              2,312,656               362,427
   Policy charges......................................          (2,112,073)            (2,087,626)           (2,063,309)
   Transfers for policy benefits and terminations......          (3,503,148)            (5,342,155)           (4,627,606)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (3,017,756)            (2,340,861)           (3,208,858)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............          (6,295,226)             11,261,826             7,611,885
NET ASSETS:
   Beginning of year...................................           57,975,855             46,714,029            39,102,144
                                                         -------------------   --------------------   -------------------
   End of year.........................................  $        51,680,629   $         57,975,855   $        46,714,029
                                                         ===================   ====================   ===================

                                                                             MIST INVESCO MID CAP VALUE
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2014                   2013                2012 (a)
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            109,101   $           164,897   $           (69,873)
   Net realized gains (losses).........................             6,214,492               562,422               (67,480)
   Change in unrealized gains (losses) on investments..           (3,309,860)             7,352,115                933,693
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             3,013,733             8,079,434                796,340
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,761,471             1,868,884              1,489,442
   Net transfers (including fixed account).............           (1,002,971)             (945,586)             28,298,316
   Policy charges......................................           (1,323,636)           (1,434,547)            (1,041,470)
   Transfers for policy benefits and terminations......           (1,868,831)           (2,466,035)            (1,535,731)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (2,433,967)           (2,977,284)             27,210,557
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............               579,766             5,102,150             28,006,897
NET ASSETS:
   Beginning of year...................................            33,109,047            28,006,897                     --
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         33,688,813   $        33,109,047   $         28,006,897
                                                         ====================   ===================   ====================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                           MIST INVESCO SMALL CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                2014                   2013                   2012
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (17,127)   $              1,797   $           (13,008)
   Net realized gains (losses).........................              750,683                424,616                301,800
   Change in unrealized gains (losses) on investments..            (364,505)                943,185                254,975
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              369,051              1,369,598                543,767
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              242,661                254,377                244,984
   Net transfers (including fixed account).............              289,511                132,564               (79,283)
   Policy charges......................................            (216,683)              (194,748)              (215,831)
   Transfers for policy benefits and terminations......            (383,766)              (269,472)              (292,497)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (68,277)               (77,279)              (342,627)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              300,774              1,292,319                201,140
NET ASSETS:
   Beginning of year...................................            4,660,156              3,367,837              3,166,697
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $         4,960,930   $          4,660,156   $          3,367,837
                                                         ===================   ====================   ====================

                                                                           MIST LORD ABBETT BOND DEBENTURE
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2014                   2013                  2012
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          2,052,067   $          2,372,601   $         2,512,561
   Net realized gains (losses).........................             1,260,204                336,373               261,510
   Change in unrealized gains (losses) on investments..           (1,546,060)                 60,078             1,550,105
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,766,211              2,769,052             4,324,176
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,028,552              2,756,662             2,654,804
   Net transfers (including fixed account).............               166,600              (540,863)               220,658
   Policy charges......................................           (1,899,363)            (2,014,707)           (2,179,138)
   Transfers for policy benefits and terminations......           (2,060,910)            (2,291,894)           (3,287,194)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,765,121)            (2,090,802)           (2,590,870)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............                 1,090                678,250             1,733,306
NET ASSETS:
   Beginning of year...................................            37,417,500             36,739,250            35,005,944
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $         37,418,590   $         37,417,500   $        36,739,250
                                                         ====================   ====================   ===================

                                                                          MIST METLIFE ASSET ALLOCATION 100
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,715,082   $        (1,783,856)   $            41,476
   Net realized gains (losses).........................             6,896,229              2,389,277              (49,137)
   Change in unrealized gains (losses) on investments..            13,478,025             78,354,012             1,143,292
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................            22,089,336             78,959,433             1,135,631
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            21,241,606             16,013,816               985,277
   Net transfers (including fixed account).............           (3,812,813)            429,213,514                56,225
   Policy charges......................................          (16,420,481)           (11,599,783)             (541,666)
   Transfers for policy benefits and terminations......          (37,088,141)           (25,151,032)             (454,822)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (36,079,829)            408,476,515                45,014
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............          (13,990,493)            487,435,948             1,180,645
NET ASSETS:
   Beginning of year...................................           495,257,821              7,821,873             6,641,228
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $        481,267,328   $        495,257,821   $         7,821,873
                                                         ====================   ====================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                         MIST MFS RESEARCH INTERNATIONAL
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2014                  2013                  2012
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,876,890   $         2,162,241   $         1,471,701
   Net realized gains (losses).........................            (189,330)             (793,067)           (2,574,142)
   Change in unrealized gains (losses) on investments..          (8,618,217)            15,498,686            14,802,076
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................          (6,930,657)            16,867,860            13,699,635
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            5,201,885             5,973,825             6,858,726
   Net transfers (including fixed account).............          (2,230,246)           (2,510,115)           (2,930,107)
   Policy charges......................................          (3,676,895)           (3,743,226)           (4,650,801)
   Transfers for policy benefits and terminations......          (6,150,554)           (7,045,708)           (7,904,369)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (6,855,810)           (7,325,224)           (8,626,551)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............         (13,786,467)             9,542,636             5,073,084
NET ASSETS:
   Beginning of year...................................          102,130,218            92,587,582            87,514,498
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        88,343,751   $       102,130,218   $        92,587,582
                                                         ===================   ===================   ===================

                                                                       MIST MORGAN STANLEY MID CAP GROWTH
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2014                  2013                  2012
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (95,407)   $            64,846   $          (95,274)
   Net realized gains (losses).........................              662,160               552,599               333,353
   Change in unrealized gains (losses) on investments..            (397,027)             6,125,841             1,435,478
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................              169,726             6,743,286             1,673,557
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,452,581             1,619,633             2,011,899
   Net transfers (including fixed account).............            (295,528)             (247,856)           (1,469,684)
   Policy charges......................................            (988,050)           (1,038,416)           (1,238,265)
   Transfers for policy benefits and terminations......          (1,653,280)           (1,686,336)           (1,589,525)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (1,484,277)           (1,352,975)           (2,285,575)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............          (1,314,551)             5,390,311             (612,018)
NET ASSETS:
   Beginning of year...................................           23,530,755            18,140,444            18,752,462
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        22,216,204   $        23,530,755   $        18,140,444
                                                         ===================   ===================   ===================

                                                                          MIST OPPENHEIMER GLOBAL EQUITY
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2014                   2013                  2012
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            77,784   $           151,355   $            92,097
   Net realized gains (losses).........................              544,063               357,817                57,308
   Change in unrealized gains (losses) on investments..            (412,091)             1,635,823             1,275,697
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................              209,756             2,144,995             1,425,102
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              456,914               527,464               508,080
   Net transfers (including fixed account).............              194,701               671,229               141,941
   Policy charges......................................            (407,045)             (379,389)             (389,099)
   Transfers for policy benefits and terminations......            (634,979)             (724,386)             (725,231)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (390,409)                94,918             (464,309)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            (180,653)             2,239,913               960,793
NET ASSETS:
   Beginning of year...................................           10,112,067             7,872,154             6,911,361
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $         9,931,414   $        10,112,067   $         7,872,154
                                                         ===================   ===================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                       MIST PIMCO INFLATION PROTECTED BOND
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2014                  2013                  2012
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          205,404   $           323,638   $           485,229
   Net realized gains (losses).........................           (251,589)               567,160             1,146,013
   Change in unrealized gains (losses) on investments..             467,838           (2,459,744)             (168,049)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................             421,653           (1,568,946)             1,463,193
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             939,229             1,113,885             1,315,667
   Net transfers (including fixed account).............           (385,418)           (1,966,460)             1,826,897
   Policy charges......................................           (775,426)             (887,359)           (1,205,469)
   Transfers for policy benefits and terminations......         (1,400,811)             (878,609)           (1,869,545)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (1,622,426)           (2,618,543)                67,550
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............         (1,200,773)           (4,187,489)             1,530,743
NET ASSETS:
   Beginning of year...................................          13,866,265            18,053,754            16,523,011
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $       12,665,492   $        13,866,265   $        18,053,754
                                                         ==================   ===================   ===================

                                                                             MIST PIMCO TOTAL RETURN
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2014                  2013                  2012
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $        2,978,539   $         5,611,606   $         4,300,144
   Net realized gains (losses).........................            (10,209)             2,838,868               574,646
   Change in unrealized gains (losses) on investments..           2,372,512          (11,029,103)             7,472,960
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           5,340,842           (2,578,629)            12,347,750
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........           4,256,099             5,142,128             5,531,997
   Net transfers (including fixed account).............         (2,935,565)           (7,226,635)             1,317,928
   Policy charges......................................         (3,715,219)           (4,525,639)           (4,986,914)
   Transfers for policy benefits and terminations......         (5,367,067)           (5,320,993)           (7,261,442)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (7,761,752)          (11,931,139)           (5,398,431)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............         (2,420,910)          (14,509,768)             6,949,319
NET ASSETS:
   Beginning of year...................................         126,619,095           141,128,863           134,179,544
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $      124,198,185   $       126,619,095   $       141,128,863
                                                         ==================   ===================   ===================

                                                                         MIST SSGA GROWTH AND INCOME ETF
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2014                  2013                  2012
                                                         -------------------   ------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           244,621   $          239,308   $           193,316
   Net realized gains (losses).........................            1,029,181              306,597               397,935
   Change in unrealized gains (losses) on investments..            (624,474)              729,065               435,708
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................              649,328            1,274,970             1,026,959
                                                         -------------------   ------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              461,700              589,663               822,548
   Net transfers (including fixed account).............          (1,818,355)            1,416,083             2,059,310
   Policy charges......................................            (441,270)            (409,028)             (380,138)
   Transfers for policy benefits and terminations......          (1,058,171)            (157,865)           (2,058,088)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (2,856,096)            1,438,853               443,632
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets.............          (2,206,768)            2,713,823             1,470,591
NET ASSETS:
   Beginning of year...................................           11,922,638            9,208,815             7,738,224
                                                         -------------------   ------------------   -------------------
   End of year.........................................  $         9,715,870   $       11,922,638   $         9,208,815
                                                         ===================   ==================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                              MIST SSGA GROWTH ETF
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2014                  2013                  2012
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          175,205   $           129,534   $            60,060
   Net realized gains (losses).........................             711,828               299,035               172,405
   Change in unrealized gains (losses) on investments..           (429,098)               674,187               313,480
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................             457,935             1,102,756               545,945
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             712,443               778,465               538,424
   Net transfers (including fixed account).............         (1,132,668)             2,922,540             1,293,997
   Policy charges......................................           (248,347)             (219,682)             (159,635)
   Transfers for policy benefits and terminations......           (262,723)             (151,446)             (395,065)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................           (931,295)             3,329,877             1,277,721
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............           (473,360)             4,432,633             1,823,666
NET ASSETS:
   Beginning of year...................................           9,623,070             5,190,437             3,366,771
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $        9,149,710   $         9,623,070   $         5,190,437
                                                         ==================   ===================   ===================

                                                                        MIST T. ROWE PRICE MID CAP GROWTH
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2014                  2013                  2012
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $        (121,956)   $             6,101   $          (98,001)
   Net realized gains (losses).........................           3,987,925             2,142,612             3,617,594
   Change in unrealized gains (losses) on investments..              13,875             6,644,334             (336,849)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           3,879,844             8,793,047             3,182,744
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........           1,484,261             1,555,121             1,696,452
   Net transfers (including fixed account).............           (103,742)             (131,973)               576,618
   Policy charges......................................         (1,151,868)           (1,151,093)           (1,272,305)
   Transfers for policy benefits and terminations......         (1,869,317)           (2,568,978)           (2,665,152)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (1,640,666)           (2,296,923)           (1,664,387)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............           2,239,178             6,496,124             1,518,357
NET ASSETS:
   Beginning of year...................................          32,007,170            25,511,046            23,992,689
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $       34,246,348   $        32,007,170   $        25,511,046
                                                         ==================   ===================   ===================

                                                                           MIST WMC LARGE CAP RESEARCH
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2014                  2013                  2012
                                                         -------------------   ------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            28,314   $           39,708   $            30,326
   Net realized gains (losses).........................              121,175              162,606                50,779
   Change in unrealized gains (losses) on investments..              394,428              773,890               296,676
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................              543,917              976,204               377,781
                                                         -------------------   ------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              197,261              219,648               247,097
   Net transfers (including fixed account).............              403,149             (57,850)              (25,465)
   Policy charges......................................            (177,443)            (159,520)             (172,164)
   Transfers for policy benefits and terminations......            (165,119)            (266,802)             (368,266)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................              257,848            (264,524)             (318,798)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets.............              801,765              711,680                58,983
NET ASSETS:
   Beginning of year...................................            3,694,515            2,982,835             2,923,852
                                                         -------------------   ------------------   -------------------
   End of year.........................................  $         4,496,280   $        3,694,515   $         2,982,835
                                                         ===================   ==================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                       MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                     SUB-ACCOUNT
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            233,008   $            280,012   $            209,784
   Net realized gains (losses).........................               (3,310)              (200,358)              (566,675)
   Change in unrealized gains (losses) on investments..           (1,060,104)              3,225,130              4,200,119
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (830,406)              3,304,784              3,843,228
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,771,579              2,139,879              2,263,300
   Net transfers (including fixed account).............             (151,871)              (646,865)              (869,786)
   Policy charges......................................           (1,133,974)            (1,309,517)            (1,439,161)
   Transfers for policy benefits and terminations......           (1,787,736)            (1,931,038)            (1,798,036)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,302,002)            (1,747,541)            (1,843,683)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (2,132,408)              1,557,243              1,999,545
NET ASSETS:
   Beginning of year...................................            24,678,202             23,120,959             21,121,414
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         22,545,794   $         24,678,202   $         23,120,959
                                                         ====================   ====================   ====================

                                                                         MSF BARCLAYS AGGREGATE BOND INDEX
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2014                  2013                   2012
                                                         -------------------    -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         4,272,700    $         5,099,316    $         5,367,427
   Net realized gains (losses).........................                1,727                 35,881                226,548
   Change in unrealized gains (losses) on investments..            3,887,055            (8,654,396)                 30,644
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................            8,161,482            (3,519,199)              5,624,619
                                                         -------------------    -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,613,792              1,817,973              2,072,798
   Net transfers (including fixed account).............          (1,403,090)              (997,409)                768,845
   Policy charges......................................          (2,213,395)            (2,290,672)            (2,562,739)
   Transfers for policy benefits and terminations......          (1,796,914)            (1,262,350)            (2,478,180)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (3,799,607)            (2,732,458)            (2,199,276)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets.............            4,361,875            (6,251,657)              3,425,343
NET ASSETS:
   Beginning of year...................................          143,381,609            149,633,266            146,207,923
                                                         -------------------    -------------------    -------------------
   End of year.........................................  $       147,743,484    $       143,381,609    $       149,633,266
                                                         ===================    ===================    ===================

                                                                              MSF BLACKROCK BOND INCOME
                                                                                     SUB-ACCOUNT
                                                         ------------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          2,497,394   $          3,042,646   $          2,133,730
   Net realized gains (losses).........................                39,837              2,308,738              1,114,120
   Change in unrealized gains (losses) on investments..             2,773,778            (6,436,472)              3,226,194
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             5,311,009            (1,085,088)              6,474,044
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             5,282,413              5,784,981              6,577,517
   Net transfers (including fixed account).............                67,277            (3,278,455)            (1,850,373)
   Policy charges......................................           (3,736,093)            (4,286,235)            (5,247,115)
   Transfers for policy benefits and terminations......           (6,620,661)            (6,481,274)            (9,592,219)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (5,007,064)            (8,260,983)           (10,112,190)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               303,945            (9,346,071)            (3,638,146)
NET ASSETS:
   Beginning of year...................................            83,022,357             92,368,428             96,006,574
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         83,326,302   $         83,022,357   $         92,368,428
                                                         ====================   ====================   ====================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                       MSF BLACKROCK CAPITAL APPRECIATION
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2014                  2013                  2012
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         (873,092)   $           396,821   $         (383,578)
   Net realized gains (losses).........................            7,377,063             5,770,283             4,133,724
   Change in unrealized gains (losses) on investments..            7,124,928            39,808,074            15,071,616
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           13,628,899            45,975,178            18,821,762
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            9,477,526            10,415,523            11,633,230
   Net transfers (including fixed account).............          (1,515,039)           (3,798,635)           (3,473,053)
   Policy charges......................................          (7,803,770)           (7,970,149)           (8,716,550)
   Transfers for policy benefits and terminations......         (14,658,872)          (12,468,157)          (13,612,384)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (14,500,155)          (13,821,418)          (14,168,757)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            (871,256)            32,153,760             4,653,005
NET ASSETS:
   Beginning of year...................................          177,313,324           145,159,564           140,506,559
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $       176,442,068   $       177,313,324   $       145,159,564
                                                         ===================   ===================   ===================

                                                                          MSF BLACKROCK LARGE CAP VALUE
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2014                  2013                  2012
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           118,983   $           121,181   $           135,541
   Net realized gains (losses).........................            2,926,427               645,215             1,465,136
   Change in unrealized gains (losses) on investments..          (1,868,414)             2,360,344             (249,081)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            1,176,996             3,126,740             1,351,596
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              678,819               761,581               826,142
   Net transfers (including fixed account).............              406,957             (260,341)             (218,690)
   Policy charges......................................            (547,626)             (538,124)             (615,789)
   Transfers for policy benefits and terminations......            (870,593)             (798,318)           (1,079,654)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (332,443)             (835,202)           (1,087,991)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............              844,553             2,291,538               263,605
NET ASSETS:
   Beginning of year...................................           12,486,837            10,195,299             9,931,694
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        13,331,390   $        12,486,837   $        10,195,299
                                                         ===================   ===================   ===================

                                                                           MSF BLACKROCK MONEY MARKET
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2014                  2013                   2012
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         (214,315)   $         (233,544)   $         (253,855)
   Net realized gains (losses).........................                   --                    --                    --
   Change in unrealized gains (losses) on investments..                   --                    --                    --
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            (214,315)             (233,544)             (253,855)
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            4,779,211             5,135,840             7,478,293
   Net transfers (including fixed account).............            5,262,234            11,958,949             8,443,935
   Policy charges......................................          (4,198,589)           (4,557,700)           (4,421,093)
   Transfers for policy benefits and terminations......         (11,232,290)          (15,063,032)          (21,164,523)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (5,389,434)           (2,525,943)           (9,663,388)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............          (5,603,749)           (2,759,487)           (9,917,243)
NET ASSETS:
   Beginning of year...................................           54,240,441            56,999,928            66,917,171
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        48,636,692   $        54,240,441   $        56,999,928
                                                         ===================   ===================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                            MSF FRONTIER MID CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2014                  2013                  2012
                                                         -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (14,994)   $            30,546   $           (12,139)
   Net realized gains (losses).........................              456,118               222,122                128,925
   Change in unrealized gains (losses) on investments..              (1,763)               710,942                199,904
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................              439,361               963,610                316,690
                                                         -------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              261,371               268,544                308,817
   Net transfers (including fixed account).............              401,492              (47,839)              (188,701)
   Policy charges......................................            (197,581)             (161,634)              (179,674)
   Transfers for policy benefits and terminations......            (110,625)             (282,142)              (253,069)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................              354,657             (223,071)              (312,627)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............              794,018               740,539                  4,063
NET ASSETS:
   Beginning of year...................................            3,789,055             3,048,516              3,044,453
                                                         -------------------   -------------------   --------------------
   End of year.........................................  $         4,583,073   $         3,789,055   $          3,048,516
                                                         ===================   ===================   ====================

                                                                                MSF JENNISON GROWTH
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2014                  2013                  2012
                                                         -------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (15,188)   $              1,479   $          (14,820)
   Net realized gains (losses).........................              877,888                258,154             1,330,695
   Change in unrealized gains (losses) on investments..               90,965              2,766,252             (376,076)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................              953,665              3,025,885               939,799
                                                         -------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              620,926                684,845               701,567
   Net transfers (including fixed account).............              240,941              (204,949)             1,773,306
   Policy charges......................................            (468,829)              (456,733)             (469,092)
   Transfers for policy benefits and terminations......            (544,551)              (439,781)             (712,952)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (151,513)              (416,618)             1,292,829
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............              802,152              2,609,267             2,232,628
NET ASSETS:
   Beginning of year...................................           11,217,361              8,608,094             6,375,466
                                                         -------------------   --------------------   -------------------
   End of year.........................................  $        12,019,513   $         11,217,361   $         8,608,094
                                                         ===================   ====================   ===================

                                                                        MSF LOOMIS SAYLES SMALL CAP CORE
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2014                  2013                   2012
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         (736,734)   $         (148,486)   $         (671,301)
   Net realized gains (losses).........................           23,009,849            14,619,321             5,731,617
   Change in unrealized gains (losses) on investments..         (17,796,250)            32,236,153            10,996,371
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            4,476,865            46,706,988            16,056,687
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            5,865,138             6,442,945             7,320,644
   Net transfers (including fixed account).............          (2,432,797)           (3,627,885)           (3,066,801)
   Policy charges......................................          (5,556,951)           (5,784,142)           (6,168,235)
   Transfers for policy benefits and terminations......          (9,269,918)          (10,928,069)          (11,860,152)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (11,394,528)          (13,897,151)          (13,774,544)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............          (6,917,663)            32,809,837             2,282,143
NET ASSETS:
   Beginning of year...................................          155,312,343           122,502,506           120,220,363
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $       148,394,680   $       155,312,343   $       122,502,506
                                                         ===================   ===================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                        MSF LOOMIS SAYLES SMALL CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                2014                   2013                   2012
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (34,251)   $           (29,161)   $           (23,163)
   Net realized gains (losses).........................            1,439,883                199,669                239,292
   Change in unrealized gains (losses) on investments..          (1,349,918)              2,859,891                482,884
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               55,714              3,030,399                699,013
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              570,208                544,038                567,151
   Net transfers (including fixed account).............            (246,834)                847,055              (206,792)
   Policy charges......................................            (368,871)              (371,947)              (385,060)
   Transfers for policy benefits and terminations......            (407,017)              (543,836)              (753,066)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (452,514)                475,310              (777,767)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            (396,800)              3,505,709               (78,754)
NET ASSETS:
   Beginning of year...................................            9,780,786              6,275,077              6,353,831
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $         9,383,986   $          9,780,786   $          6,275,077
                                                         ===================   ====================   ====================

                                                                            MSF MET/ARTISAN MID CAP VALUE
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2014                   2013                   2012
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            335,514   $            578,894   $           523,488
   Net realized gains (losses).........................             2,109,078              1,417,027             (754,523)
   Change in unrealized gains (losses) on investments..             (694,261)             31,699,568            10,577,931
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,750,331             33,695,489            10,346,896
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             6,160,853              6,812,416             7,524,351
   Net transfers (including fixed account).............           (1,537,125)            (2,145,357)           (2,814,403)
   Policy charges......................................           (4,650,199)            (4,950,229)           (5,171,453)
   Transfers for policy benefits and terminations......           (7,593,031)            (8,408,414)           (8,632,250)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (7,619,502)            (8,691,584)           (9,093,755)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............           (5,869,171)             25,003,905             1,253,141
NET ASSETS:
   Beginning of year...................................           121,215,062             96,211,157            94,958,016
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $        115,345,891   $        121,215,062   $        96,211,157
                                                         ====================   ====================   ===================

                                                                          MSF METLIFE ASSET ALLOCATION 20
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                2014                   2013                   2012
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           327,409   $            232,668   $            251,927
   Net realized gains (losses).........................              421,185                188,096                302,206
   Change in unrealized gains (losses) on investments..            (366,032)               (60,110)                157,826
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              382,562                360,654                711,959
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              490,253              1,045,434                712,518
   Net transfers (including fixed account).............              805,101              (563,718)              1,010,900
   Policy charges......................................            (486,036)              (558,629)              (509,373)
   Transfers for policy benefits and terminations......            (492,062)              (270,666)            (1,126,034)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              317,256              (347,579)                 88,011
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              699,818                 13,075                799,970
NET ASSETS:
   Beginning of year...................................            8,656,232              8,643,157              7,843,187
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $         9,356,050   $          8,656,232   $          8,643,157
                                                         ===================   ====================   ====================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                            MSF METLIFE ASSET ALLOCATION 40
                                                                                      SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                 2014                    2013                    2012
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             394,083   $            334,439   $             340,220
   Net realized gains (losses).........................                831,625                464,918                 296,241
   Change in unrealized gains (losses) on investments..              (542,364)                630,162                 705,546
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                683,344              1,429,519               1,342,007
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                765,366                776,953               1,791,058
   Net transfers (including fixed account).............                370,741                140,069                 278,720
   Policy charges......................................              (792,600)              (718,468)               (657,812)
   Transfers for policy benefits and terminations......            (1,144,638)              (470,086)             (1,006,030)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (801,131)              (271,532)                 405,936
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............              (117,787)              1,157,987               1,747,943
NET ASSETS:
   Beginning of year...................................             14,340,424             13,182,437              11,434,494
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $          14,222,637   $         14,340,424   $          13,182,437
                                                         =====================   ====================   =====================

                                                                           MSF METLIFE ASSET ALLOCATION 60
                                                                                     SUB-ACCOUNT
                                                         -------------------------------------------------------------------
                                                                 2014                   2013                    2012
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,096,785   $            925,139    $            980,368
   Net realized gains (losses).........................             3,050,412              1,325,406                 394,092
   Change in unrealized gains (losses) on investments..           (1,446,767)              6,036,151               3,948,243
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             2,700,430              8,286,696               5,322,703
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,902,889              3,308,980               3,420,855
   Net transfers (including fixed account).............             1,793,524              4,771,110               1,594,907
   Policy charges......................................           (2,660,149)            (2,472,499)             (2,853,860)
   Transfers for policy benefits and terminations......           (4,015,010)            (4,150,371)             (3,323,625)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,978,746)              1,457,220             (1,161,723)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............               721,684              9,743,916               4,160,980
NET ASSETS:
   Beginning of year...................................            55,052,757             45,308,841              41,147,861
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $         55,774,441   $         55,052,757    $         45,308,841
                                                         ====================   ====================    ====================

                                                                            MSF METLIFE ASSET ALLOCATION 80
                                                                                      SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                 2014                    2013                    2012
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             988,863   $            764,551   $             909,635
   Net realized gains (losses).........................              1,467,212                824,701                 185,829
   Change in unrealized gains (losses) on investments..                759,532             10,434,753               5,863,191
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................              3,215,607             12,024,005               6,958,655
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              4,534,850              5,605,094               5,763,103
   Net transfers (including fixed account).............               (31,623)                197,599               (782,674)
   Policy charges......................................            (2,819,864)            (3,135,217)             (3,323,197)
   Transfers for policy benefits and terminations......            (4,864,897)            (3,343,132)             (4,022,309)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (3,181,534)              (675,656)             (2,365,077)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............                 34,073             11,348,349               4,593,578
NET ASSETS:
   Beginning of year...................................             62,478,981             51,130,632              46,537,054
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $          62,513,054   $         62,478,981   $          51,130,632
                                                         =====================   ====================   =====================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                          MSF METLIFE MID CAP STOCK INDEX
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2014                  2013                  2012
                                                         -------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           152,586   $            158,435   $           126,268
   Net realized gains (losses).........................            1,714,974              1,049,324             1,103,401
   Change in unrealized gains (losses) on investments..              176,020              4,625,274             1,742,566
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            2,043,580              5,833,033             2,972,235
                                                         -------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,200,198              1,193,813             1,305,716
   Net transfers (including fixed account).............              264,429                504,352           (1,956,282)
   Policy charges......................................            (938,151)              (888,056)           (1,072,466)
   Transfers for policy benefits and terminations......          (1,655,699)            (1,276,027)           (1,269,157)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (1,129,223)              (465,918)           (2,992,189)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............              914,357              5,367,115              (19,954)
NET ASSETS:
   Beginning of year...................................           23,442,684             18,075,569            18,095,523
                                                         -------------------   --------------------   -------------------
   End of year.........................................  $        24,357,041   $         23,442,684   $        18,075,569
                                                         ===================   ====================   ===================

                                                                             MSF METLIFE STOCK INDEX
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2014                  2013                   2012
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,978,156   $         2,025,193   $         1,795,531
   Net realized gains (losses).........................            9,206,324             4,832,889             2,408,019
   Change in unrealized gains (losses) on investments..            9,807,750            35,589,278            15,707,338
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           20,992,230            42,447,360            19,910,888
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            8,265,650             8,952,859            10,085,974
   Net transfers (including fixed account).............            (912,040)           (2,682,539)           (4,031,621)
   Policy charges......................................          (8,129,246)           (8,225,186)           (8,329,240)
   Transfers for policy benefits and terminations......         (12,647,884)           (7,802,677)          (12,163,538)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (13,423,520)           (9,757,543)          (14,438,425)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            7,568,710            32,689,817             5,472,463
NET ASSETS:
   Beginning of year...................................          173,246,178           140,556,361           135,083,898
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $       180,814,888   $       173,246,178   $       140,556,361
                                                         ===================   ===================   ===================

                                                                               MSF MFS TOTAL RETURN
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2014                  2013                  2012
                                                         -------------------    -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,768,065    $         1,862,096   $         2,028,319
   Net realized gains (losses).........................            1,519,321                930,924               193,804
   Change in unrealized gains (losses) on investments..            4,052,426             12,320,741             6,718,773
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            7,339,812             15,113,761             8,940,896
                                                         -------------------    -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            4,770,704              5,452,098             6,150,273
   Net transfers (including fixed account).............            (695,770)              (575,880)             (297,704)
   Policy charges......................................          (4,894,210)            (4,894,071)           (6,826,730)
   Transfers for policy benefits and terminations......          (5,348,977)            (6,013,294)           (6,874,390)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (6,168,253)            (6,031,147)           (7,848,551)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets.............            1,171,559              9,082,614             1,092,345
NET ASSETS:
   Beginning of year...................................           93,979,745             84,897,131            83,804,786
                                                         -------------------    -------------------   -------------------
   End of year.........................................  $        95,151,304    $        93,979,745   $        84,897,131
                                                         ===================    ===================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                                  MSF MFS VALUE
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2014                  2013                  2012
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          829,022   $            55,670   $           232,838
   Net realized gains (losses).........................           4,359,323             1,263,632               360,724
   Change in unrealized gains (losses) on investments..           1,856,671            12,213,510             1,551,612
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           7,045,016            13,532,812             2,145,174
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........           3,928,318             3,370,591             1,363,087
   Net transfers (including fixed account).............             269,138            45,251,427               267,002
   Policy charges......................................         (3,296,331)           (2,520,586)             (830,797)
   Transfers for policy benefits and terminations......         (3,767,533)           (3,767,851)           (1,190,989)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (2,866,408)            42,333,581             (391,697)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............           4,178,608            55,866,393             1,753,477
NET ASSETS:
   Beginning of year...................................          70,802,994            14,936,601            13,183,124
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $       74,981,602   $        70,802,994   $        14,936,601
                                                         ==================   ===================   ===================

                                                                               MSF MSCI EAFE INDEX
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2014                  2013                  2012
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          297,096   $           335,077   $           339,045
   Net realized gains (losses).........................             120,400                37,863             (355,400)
   Change in unrealized gains (losses) on investments..         (1,251,623)             2,081,418             1,952,921
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           (834,127)             2,454,358             1,936,566
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             696,246               824,622               987,928
   Net transfers (including fixed account).............              50,926               149,588           (1,382,576)
   Policy charges......................................           (546,316)             (598,275)             (610,803)
   Transfers for policy benefits and terminations......           (915,366)             (677,956)             (936,347)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................           (714,510)             (302,021)           (1,941,798)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............         (1,548,637)             2,152,337               (5,232)
NET ASSETS:
   Beginning of year...................................          13,804,217            11,651,880            11,657,112
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $       12,255,580   $        13,804,217   $        11,651,880
                                                         ==================   ===================   ===================

                                                                          MSF NEUBERGER BERMAN GENESIS
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2014                  2013                  2012
                                                         -------------------   ------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            15,488   $          163,604   $           (5,862)
   Net realized gains (losses).........................              583,021              121,622             (702,698)
   Change in unrealized gains (losses) on investments..            (889,751)           14,779,519             4,103,354
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            (291,242)           15,064,745             3,394,794
                                                         -------------------   ------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            3,353,023            3,461,018             3,445,672
   Net transfers (including fixed account).............            (966,030)            4,786,324             (137,164)
   Policy charges......................................          (2,320,034)          (2,265,795)           (2,199,033)
   Transfers for policy benefits and terminations......          (3,679,305)          (3,426,816)           (3,661,491)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (3,612,346)            2,554,731           (2,552,016)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets.............          (3,903,588)           17,619,476               842,778
NET ASSETS:
   Beginning of year...................................           54,795,565           37,176,089            36,333,311
                                                         -------------------   ------------------   -------------------
   End of year.........................................  $        50,891,977   $       54,795,565   $        37,176,089
                                                         ===================   ==================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                               MSF RUSSELL 2000 INDEX
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2014                   2013                  2012
                                                         --------------------   -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            183,659   $           244,029    $           157,387
   Net realized gains (losses).........................             1,299,939               554,799                305,836
   Change in unrealized gains (losses) on investments..             (437,931)             6,045,878              2,345,075
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,045,667             6,844,706              2,808,298
                                                         --------------------   -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,158,374             1,235,505              1,327,007
   Net transfers (including fixed account).............             (247,507)               308,605            (1,877,129)
   Policy charges......................................             (953,653)             (933,702)              (981,251)
   Transfers for policy benefits and terminations......           (1,676,849)           (1,289,726)            (1,309,017)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,719,635)             (679,318)            (2,840,390)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets.............             (673,968)             6,165,388               (32,092)
NET ASSETS:
   Beginning of year...................................            24,663,413            18,498,025             18,530,117
                                                         --------------------   -------------------    -------------------
   End of year.........................................  $         23,989,445   $        24,663,413    $        18,498,025
                                                         ====================   ===================    ===================

                                                                        MSF T. ROWE PRICE LARGE CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2014                  2013                   2012
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (79,202)    $          (31,642)   $           (29,514)
   Net realized gains (losses).........................            2,409,963                557,399                274,059
   Change in unrealized gains (losses) on investments..            (236,911)              5,715,381              1,423,293
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            2,093,850              6,241,138              1,667,838
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,350,199              1,138,768                714,669
   Net transfers (including fixed account).............              513,688              8,048,978                503,044
   Policy charges......................................          (1,019,697)              (791,583)              (482,523)
   Transfers for policy benefits and terminations......          (1,505,494)              (920,981)              (819,624)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (661,304)              7,475,182               (84,434)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............            1,432,546             13,716,320              1,583,404
NET ASSETS:
   Beginning of year...................................           24,402,740             10,686,420              9,103,016
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $        25,835,286    $        24,402,740   $         10,686,420
                                                         ===================    ===================   ====================

                                                                        MSF T. ROWE PRICE SMALL CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2014                  2013                   2012
                                                         -------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (43,174)   $            (5,540)   $          (35,764)
   Net realized gains (losses).........................            1,270,845                958,124             1,111,601
   Change in unrealized gains (losses) on investments..            (514,352)              2,695,733               106,536
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................              713,319              3,648,317             1,182,373
                                                         -------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              568,657                491,862               622,712
   Net transfers (including fixed account).............            (212,382)              (223,389)               230,753
   Policy charges......................................            (401,914)              (369,265)             (478,004)
   Transfers for policy benefits and terminations......            (577,442)              (358,693)             (710,107)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (623,081)              (459,485)             (334,646)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............               90,238              3,188,832               847,727
NET ASSETS:
   Beginning of year...................................           11,610,154              8,421,322             7,573,595
                                                         -------------------   --------------------   -------------------
   End of year.........................................  $        11,700,392   $         11,610,154   $         8,421,322
                                                         ===================   ====================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                             MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2014                  2013                  2012
                                                         -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           877,948   $           826,366   $            554,346
   Net realized gains (losses).........................              148,527               193,604                171,894
   Change in unrealized gains (losses) on investments..            (154,919)             (890,490)              1,108,554
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................              871,556               129,480              1,834,794
                                                         -------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              931,065               988,950              1,060,368
   Net transfers (including fixed account).............              764,766             (521,172)              1,075,120
   Policy charges......................................            (682,305)             (683,477)              (799,525)
   Transfers for policy benefits and terminations......          (1,025,510)             (982,938)            (1,509,399)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................             (11,984)           (1,198,637)              (173,436)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............              859,572           (1,069,157)              1,661,358
NET ASSETS:
   Beginning of year...................................           17,169,830            18,238,987             16,577,629
                                                         -------------------   -------------------   --------------------
   End of year.........................................  $        18,029,402   $        17,169,830   $         18,238,987
                                                         ===================   ===================   ====================

                                                                   MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2014                  2013                  2012
                                                         -------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           100,789   $            139,305   $           147,620
   Net realized gains (losses).........................                4,087                  6,692                18,322
   Change in unrealized gains (losses) on investments..               54,138              (228,422)                78,947
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................              159,014               (82,425)               244,889
                                                         -------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              456,237                514,464               612,636
   Net transfers (including fixed account).............             (69,255)              (628,696)               635,640
   Policy charges......................................            (338,042)              (399,903)             (478,741)
   Transfers for policy benefits and terminations......            (622,303)              (728,974)             (732,640)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (573,363)            (1,243,109)                36,895
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............            (414,349)            (1,325,534)               281,784
NET ASSETS:
   Beginning of year...................................            6,728,181              8,053,715             7,771,931
                                                         -------------------   --------------------   -------------------
   End of year.........................................  $         6,313,832   $          6,728,181   $         8,053,715
                                                         ===================   ====================   ===================

                                                                                 MSF WMC BALANCED
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2014                   2013                  2012
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            75,894   $            86,647   $            68,219
   Net realized gains (losses).........................               53,787               214,517                23,781
   Change in unrealized gains (losses) on investments..              319,418               450,389               322,145
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................              449,099               751,553               414,145
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              205,938               280,386               242,107
   Net transfers (including fixed account).............              798,064             (352,911)               517,327
   Policy charges......................................            (201,305)             (191,138)             (191,320)
   Transfers for policy benefits and terminations......            (282,505)             (250,795)             (206,435)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................              520,192             (514,458)               361,679
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............              969,291               237,095               775,824
NET ASSETS:
   Beginning of year...................................            4,338,695             4,101,600             3,325,776
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $         5,307,986   $         4,338,695   $         4,101,600
                                                         ===================   ===================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                                 MSF WMC CORE EQUITY OPPORTUNITIES
                                                                                            SUB-ACCOUNT
                                                                  --------------------------------------------------------------
                                                                         2014                  2013                  2012
                                                                  -------------------   ------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)................................   $           589,677   $        2,210,257   $           788,259
   Net realized gains (losses).................................            30,768,419           11,016,667             4,730,499
   Change in unrealized gains (losses) on investments..........           (5,748,917)           56,699,669            20,419,405
                                                                  -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.........................................            25,609,179           69,926,593            25,938,163
                                                                  -------------------   ------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners................            14,681,754           16,105,646            18,015,358
   Net transfers (including fixed account).....................           (6,810,724)          (5,510,162)           (7,543,788)
   Policy charges..............................................          (11,623,943)         (12,129,673)          (13,152,574)
   Transfers for policy benefits and terminations..............          (18,879,079)         (18,542,307)          (19,665,444)
                                                                  -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions................................          (22,631,992)         (20,076,496)          (22,346,448)
                                                                  -------------------   ------------------   -------------------
     Net increase (decrease) in net assets.....................             2,977,187           49,850,097             3,591,715
NET ASSETS:
   Beginning of year...........................................           270,769,976          220,919,879           217,328,164
                                                                  -------------------   ------------------   -------------------
   End of year.................................................   $       273,747,163   $      270,769,976   $       220,919,879
                                                                  ===================   ==================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

           NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


New England Variable Life Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company (the "Company"), was established by the Company's Board of Directors on January 31, 1983 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Massachusetts Division of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")
Fidelity Variable Insurance Products ("Fidelity VIP")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund ("MSF")*

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the policy owner. The following Sub-Accounts had net assets as of December 31, 2014:

American Funds Bond Sub-Account                         MSF Barclays Aggregate Bond Index Sub-Account
American Funds Global Small Capitalization              MSF BlackRock Bond Income Sub-Account
   Sub-Account                                          MSF BlackRock Capital Appreciation Sub-Account
American Funds Growth Sub-Account                       MSF BlackRock Large Cap Value Sub-Account
American Funds Growth-Income Sub-Account                MSF BlackRock Money Market Sub-Account
Fidelity VIP Equity-Income Sub-Account                  MSF Frontier Mid Cap Growth Sub-Account
MIST Clarion Global Real Estate Sub-Account             MSF Jennison Growth Sub-Account
MIST ClearBridge Aggressive Growth Sub-Account          MSF Loomis Sayles Small Cap Core Sub-Account
MIST Harris Oakmark International Sub-Account           MSF Loomis Sayles Small Cap Growth Sub-Account
MIST Invesco Mid Cap Value Sub-Account                  MSF Met/Artisan Mid Cap Value Sub-Account
MIST Invesco Small Cap Growth Sub-Account               MSF MetLife Asset Allocation 20 Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account             MSF MetLife Asset Allocation 40 Sub-Account
MIST MetLife Asset Allocation 100 Sub-Account           MSF MetLife Asset Allocation 60 Sub-Account
MIST MFS Research International Sub-Account             MSF MetLife Asset Allocation 80 Sub-Account
MIST Morgan Stanley Mid Cap Growth Sub-Account          MSF MetLife Mid Cap Stock Index Sub-Account
MIST Oppenheimer Global Equity Sub-Account              MSF MetLife Stock Index Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account         MSF MFS Total Return Sub-Account
MIST PIMCO Total Return Sub-Account                     MSF MFS Value Sub-Account
MIST SSgA Growth and Income ETF Sub-Account             MSF MSCI EAFE Index Sub-Account
MIST SSgA Growth ETF Sub-Account                        MSF Neuberger Berman Genesis Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account           MSF Russell 2000 Index Sub-Account
MIST WMC Large Cap Research Sub-Account                 MSF T. Rowe Price Large Cap Growth Sub-Account
MSF Baillie Gifford International Stock Sub-Account     MSF T. Rowe Price Small Cap Growth Sub-Account

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
               OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MSF Western Asset Management Strategic Bond          MSF WMC Balanced Sub-Account
   Opportunities Sub-Account                         MSF WMC Core Equity Opportunities Sub-Account
MSF Western Asset Management U.S. Government
   Sub-Account

3.  PORTFOLIO CHANGES


The following Sub-Account ceased operations during the year ended December 31, 2014:

MIST ClearBridge Aggressive Growth II Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2014:

NAME CHANGES:

Former Name                                             New Name

(MIST) BlackRock Large Cap Core Portfolio               (MIST) WMC Large Cap Research Portfolio
(MIST) MetLife Aggressive Strategy Portfolio            (MIST) MetLife Asset Allocation 100 Portfolio
(MSF) BlackRock Diversified Portfolio                   (MSF) WMC Balanced Portfolio
(MSF) Davis Venture Value Portfolio                     (MSF) WMC Core Equity Opportunities Portfolio
(MSF) MetLife Conservative Allocation Portfolio         (MSF) MetLife Asset Allocation 20 Portfolio
(MSF) MetLife Conservative to Moderate Allocation       (MSF) MetLife Asset Allocation 40 Portfolio
   Portfolio
(MSF) MetLife Moderate Allocation Portfolio             (MSF) MetLife Asset Allocation 60 Portfolio
(MSF) MetLife Moderate to Aggressive Allocation         (MSF) MetLife Asset Allocation 80 Portfolio
   Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) ClearBridge Aggressive Growth Portfolio II       (MIST) ClearBridge Aggressive Growth Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
               OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

SECURITY VALUATION -- (CONCLUDED)
The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.


PREMIUM PAYMENTS
The Company deducts a sales charge for certain policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Sub-Accounts and are credited as policy owner cash value.


NET TRANSFERS
Funds transferred by the policy owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
               OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


Each Sub-Account calculates a daily performance measure called a "unit value," which reflects changes in the net asset value per share of the underlying assets of the fund or portfolio including daily charges against the Sub-Account for mortality and expense risk charges, where applicable, and any dividend or capital gain distributions from the fund or portfolio.

The following annual Separate Account charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated.

      The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

      The table below represents the range of effective annual rates for the charge for the year ended December 31. 2014:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.00% - 0.90%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

For some Policies, a Mortality and Expense Risk charge ranging from 0.10% to 0.90% and an Administrative charge of 0.35% is assessed on a monthly basis through the reduction in policy owner cash values. Other policy charges that are assessed through the reduction in policy owner cash values generally include: cost of insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. Administrative charges range from $.02 to $.35 for every $1,000 of the policy face amount and are assessed per policy per month. Policy fees range from $0 to $25 and are assessed monthly depending on the policy and the policy year. In addition, the Policies impose a surrender charge if the policy is partially or fully surrendered within the specified surrender charge period that ranges from 0% to 90% of the policy's target premium. Certain policies have an additional surrender charge that ranges from $0 to $5 per $1,000 of policy face amount. Most policies offer optional benefits that can be added to the policy by rider. The charge for riders that provide life insurance benefits can range from $0 to $500 per $1,000 of coverage and the charge for riders providing benefits in the event of disability can range from $.86 to $67.77 per $100 of the benefit provided. These charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts for the years ended December 31, 2014, 2013, and 2012.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
               OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                    AS OF DECEMBER 31,
                                 -----------------------

                                   SHARES      COST ($)
                                 ----------  -----------
                                    2014         2014
                                 ----------  -----------
     American Funds Bond
       Sub-Account.............     993,221   10,742,878
     American Funds Global
       Small Capitalization
       Sub-Account.............   2,308,548   46,833,201
     American Funds Growth
       Sub-Account.............   2,362,570  126,454,875
     American Funds
       Growth-Income
       Sub-Account.............   2,543,489   92,845,842
     Fidelity VIP Equity-Income
       Sub-Account.............   4,664,072  103,371,547
     MIST Clarion Global Real
       Estate Sub-Account......   1,800,054   22,922,840
     MIST ClearBridge
       Aggressive Growth
       Sub-Account.............   2,598,596   29,645,589
     MIST Harris Oakmark
       International
       Sub-Account.............   3,242,184   48,564,100
     MIST Invesco Mid Cap
       Value Sub-Account.......   1,654,582   28,711,346
     MIST Invesco Small Cap
       Growth Sub-Account......     252,829    3,795,579
     MIST Lord Abbett Bond
       Debenture Sub-Account...   2,860,546   35,229,911
     MIST MetLife Asset
       Allocation 100
       Sub-Account.............  34,299,412  389,238,954
     MIST MFS Research
       International
       Sub-Account.............   8,075,670   96,739,572
     MIST Morgan Stanley Mid
       Cap Growth
       Sub-Account.............   1,345,756   14,368,485
     MIST Oppenheimer Global
       Equity Sub-Account......     495,690    7,753,667
     MIST PIMCO Inflation
       Protected Bond
       Sub-Account.............   1,256,005   13,794,596
     MIST PIMCO Total Return
       Sub-Account.............  10,271,431  123,110,765
     MIST SSgA Growth and
       Income ETF
       Sub-Account.............     769,546    8,810,591
     MIST SSgA Growth ETF
       Sub-Account.............     728,964    8,458,708
     MIST T. Rowe Price Mid
       Cap Growth
       Sub-Account.............   2,742,439   24,821,465
     MIST WMC Large Cap
       Research
       Sub-Account.............     310,279    3,088,588
     MSF Baillie Gifford
       International
       Stock Sub-Account.......   2,238,492   23,282,379

                                                        FOR THE YEAR ENDED DECEMBER 31,
                                 -----------------------------------------------------------------------------
                                                COST OF                               PROCEEDS
                                             PURCHASES ($)                         FROM SALES ($)
                                 --------------------------------------  -------------------------------------
                                    2014         2013        2012           2014        2013        2012
                                 ----------  -----------  -------------  ----------  ----------  -------------
     American Funds Bond
       Sub-Account.............   1,320,255    2,101,362   1,542,726      1,045,916   1,862,301   2,097,001
     American Funds Global
       Small Capitalization
       Sub-Account.............   1,152,244    2,123,137   1,464,511      5,579,900   4,885,618   6,526,417
     American Funds Growth
       Sub-Account.............  13,015,752    4,393,491   3,438,118     15,102,218  17,999,029  16,995,596
     American Funds
       Growth-Income
       Sub-Account.............   9,625,244    4,921,448   3,029,835      8,198,661   9,360,648   9,166,383
     Fidelity VIP Equity-Income
       Sub-Account.............   5,797,131   10,890,126   9,783,516      8,616,110  11,075,197  10,081,987
     MIST Clarion Global Real
       Estate Sub-Account......   1,309,302    2,645,439   1,610,351      2,051,301   1,590,273   2,078,838
     MIST ClearBridge
       Aggressive Growth
       Sub-Account.............  19,455,552    3,036,190   1,313,112      3,013,263   2,826,259   2,064,129
     MIST Harris Oakmark
       International
       Sub-Account.............   8,877,262    4,609,520   2,912,588      5,420,471   5,810,652   5,509,193
     MIST Invesco Mid Cap
       Value Sub-Account.......   6,425,174      615,952  29,146,067(a)   3,039,258   3,462,287   1,970,753(a)
     MIST Invesco Small Cap
       Growth Sub-Account......   1,318,569      830,696     516,508        859,476     684,517     652,783
     MIST Lord Abbett Bond
       Debenture Sub-Account...   4,657,270    4,465,488   3,960,854      3,501,553   4,173,878   4,094,639
     MIST MetLife Asset
       Allocation 100
       Sub-Account.............   5,414,009  441,972,004   1,100,275     39,833,617  35,295,833   1,065,413
     MIST MFS Research
       International
       Sub-Account.............   2,940,545    3,545,491   3,075,394      7,981,677   8,982,357  10,048,418
     MIST Morgan Stanley Mid
       Cap Growth
       Sub-Account.............     341,756    1,193,502     699,682      1,918,418   2,486,988   3,075,979
     MIST Oppenheimer Global
       Equity Sub-Account......   1,103,522    2,063,072     706,312        985,733   1,808,118   1,079,972
     MIST PIMCO Inflation
       Protected Bond
       Sub-Account.............   1,919,691    4,292,069   4,375,438      3,341,445   5,716,828   2,805,476
     MIST PIMCO Total Return
       Sub-Account.............   5,998,682   11,123,730  11,334,268     10,797,277  14,920,848  12,452,372
     MIST SSgA Growth and
       Income ETF
       Sub-Account.............   1,636,878    2,687,288   3,656,418      3,569,434     759,779   2,854,624
     MIST SSgA Growth ETF
       Sub-Account.............   1,792,532    4,330,459   1,993,587      1,950,839     637,738     523,996
     MIST T. Rowe Price Mid
       Cap Growth
       Sub-Account.............   4,902,609    2,873,036   4,732,444      3,524,627   3,754,260   3,223,110
     MIST WMC Large Cap
       Research
       Sub-Account.............     725,906      595,586     557,073        439,988     817,487     848,126
     MSF Baillie Gifford
       International
       Stock Sub-Account.......     729,172      991,300     764,705      1,805,881   2,481,240   2,401,095

(a)  For the period April 30, 2012 to December 31, 2012.

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
               OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                   AS OF DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
                                 -----------------------  ------------------------------------------------------------------------
                                                                        COST OF                             PROCEEDS
                                   SHARES     COST ($)               PURCHASES ($)                       FROM SALES ($)
                                 ----------  -----------  -----------------------------------  -----------------------------------
                                    2014        2014         2014        2013         2012        2014        2013         2012
                                 ----------  -----------  ----------   ----------  ----------  ----------  ----------  -----------
     MSF Barclays Aggregate
       Bond Index
       Sub-Account.............  13,168,145  145,562,308   5,198,658    6,895,027   8,552,961   4,722,802   4,641,973    5,380,425
     MSF BlackRock Bond
       Income Sub-Account......     750,910   81,251,844   4,305,513    6,326,317   4,976,184   6,817,714   9,453,370   12,348,434
     MSF BlackRock Capital
       Appreciation
       Sub-Account.............   4,284,420   86,935,338     335,371    2,288,409     769,835  15,681,541  15,702,331   15,319,581
     MSF BlackRock Large Cap
       Value Sub-Account.......   1,347,994   13,848,602   3,994,429    1,450,580   2,475,432   1,252,452   1,575,885    1,758,883
     MSF BlackRock Money
       Market Sub-Account......     486,276   48,627,574  10,152,565   17,346,298  15,067,967  15,762,831  19,859,172   25,297,136
     MSF Frontier Mid Cap
       Growth Sub-Account......     122,952    3,439,596   1,049,236      519,314     536,401     333,250     635,276      862,713
     MSF Jennison
       Growth Sub-Account......     740,609    8,937,982   1,588,735      813,112   3,611,205   1,151,035   1,142,941    1,043,330
     MSF Loomis Sayles Small
       Cap Core
       Sub-Account.............     511,536  107,898,576  20,028,067   11,200,051   3,421,906  12,781,746  14,979,293   14,756,956
     MSF Loomis Sayles Small
       Cap Growth
       Sub-Account.............     638,475    6,944,149   1,817,097    1,147,406     860,867   1,183,744     705,064    1,657,331
     MSF Met/Artisan Mid Cap
       Value Sub-Account.......     424,384   86,584,865   1,288,563    1,732,569   1,714,584   8,574,522   9,863,206   10,265,688
     MSF MetLife Asset
       Allocation 20
       Sub-Account.............     807,252    9,210,482   2,738,924    2,313,668   2,366,101   1,735,652   2,402,538    1,810,055
     MSF MetLife Asset
       Allocation 40
       Sub-Account.............   1,116,240   12,772,683   3,006,404    2,912,744   3,725,851   2,907,000   2,712,135    2,950,087
     MSF MetLife Asset
       Allocation 60
       Sub-Account.............   4,110,132   46,139,733   6,448,030    8,769,167   5,214,928   5,194,217   6,190,693    5,305,738
     MSF MetLife Asset
       Allocation 80
       Sub-Account.............   4,189,030   46,503,631   3,700,010    5,260,857   3,883,012   5,905,520   5,072,272    5,341,456
     MSF MetLife Mid
       Cap Stock Index
       Sub-Account.............   1,281,292   17,633,752   2,492,713    2,561,403   1,988,850   2,372,206   2,330,864    4,030,636
     MSF MetLife Stock Index
       Sub-Account.............   3,913,539  119,604,691   9,264,872    6,954,170   5,024,176  16,407,841  12,270,898   16,753,850
     MSF MFS Total Return
       Sub-Account.............     551,612   74,680,990   3,765,100    3,846,809   4,241,023   8,055,923   8,007,106   10,039,708
     MSF MFS Value
       Sub-Account.............   4,090,292   59,290,119   6,216,643   49,473,984   1,817,635   5,699,235   5,583,053    1,773,192
     MSF MSCI EAFE Index
       Sub-Account.............     967,372   11,981,488     965,679    1,374,292   1,033,409   1,382,213   1,319,940    2,632,474
     MSF Neuberger Berman
       Genesis Sub-Account.....   2,816,373   42,770,448     669,745    6,740,417     870,127   4,268,457   4,038,837    3,431,627
     MSF Russell 2000 Index
       Sub-Account.............   1,192,929   16,185,983   1,557,039    1,904,148   1,306,068   2,557,186   2,354,417    4,003,358
     MSF T. Rowe Price Large
       Cap Growth
       Sub-Account.............   1,043,379   18,337,001   3,507,665    9,946,252   1,490,924   2,543,239   2,516,154    1,603,531

(a)  For the period April 30, 2012 to December 31, 2012.

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
               OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                   AS OF DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
                                 -----------------------  ------------------------------------------------------------------------
                                                                        COST OF                             PROCEEDS
                                   SHARES     COST ($)               PURCHASES ($)                       FROM SALES ($)
                                 ----------  -----------  -----------------------------------  -----------------------------------
                                    2014        2014         2014        2013         2012        2014        2013         2012
                                 ----------  -----------  ----------    ---------   ---------  ----------  ----------  -----------
     MSF T. Rowe Price Small
       Cap Growth
       Sub-Account.............     500,042    8,644,040   1,864,712    2,028,560   2,843,430   1,680,371   1,972,115    2,361,982
     MSF Western Asset
       Management Strategic
       Bond Opportunities
       Sub-Account.............   1,342,443   16,910,137   2,838,468    1,853,793   2,337,825   1,973,099   2,258,882    1,957,311
     MSF Western Asset
       Management U.S.
       Government
       Sub-Account.............     521,264    6,283,351   1,208,033      496,522   1,308,275   1,681,927   1,625,551    1,119,640
     MSF WMC Balanced
       Sub-Account.............     244,256    4,269,642     971,539    1,069,954     763,546     254,856   1,483,365      335,398
     MSF WMC Core
       Equity Opportunities
       Sub-Account.............   6,347,488  173,036,472  24,534,091    8,444,057   2,398,403  24,115,796  22,243,497   23,946,445

(a)  For the period April 30, 2012 to December 31, 2012.

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
               OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of expense ratios, and total returns.

The following table is a summary of total returns and expenses as a percentage of average net assets, excluding expenses for the underlying fund or portfolio, and the investment income ratio to average net assets, for the respective stated periods in the five years ended December 31, 2014. The table shows the ranges of total returns of the Sub-Accounts for all Policies investing in the Separate Account. The total return reflects the appropriate mortality and expense risk charged against the Sub-Account assets, where applicable, for each type of policy. These figures do not reflect charges deducted from the premiums and the cash values of the Policies as such charges will affect the actual cash values and benefits of the Policies.

                                                               AS OF
                                                            DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                          -------------      -------------------------------------------------------
                                                                             INVESTMENT(1)    EXPENSE RATIO(2)       TOTAL RETURN(3)
                                                                NET             INCOME            LOWEST TO             LOWEST TO
                                                            ASSETS ($)         RATIO (%)         HIGHEST (%)           HIGHEST (%)
                                                          -------------      -------------    ----------------     -----------------
  American Funds Bond Sub-Account               2014         10,875,641          1.95            0.00 - 0.90             4.33 - 5.28
                                                2013         10,270,684          1.78            0.00 - 0.90         (3.03) - (2.16)
                                                2012         10,577,274          2.46            0.00 - 0.90             4.42 - 5.37
                                                2011         10,837,107          2.87            0.00 - 0.90             5.16 - 6.10
                                                2010         12,310,904          2.96            0.00 - 0.90             5.49 - 6.44

  American Funds Global Small Capitalization    2014         59,188,074          0.12            0.00 - 0.90             1.21 - 2.12
     Sub-Account                                2013         62,642,030          0.86            0.00 - 0.90           27.13 - 28.28
                                                2012         51,686,408          1.34            0.00 - 0.90           17.11 - 18.18
                                                2011         48,898,141          1.34            0.00 - 0.90       (19.87) - (19.14)
                                                2010         66,963,488          1.72            0.00 - 0.90           21.32 - 22.41

  American Funds Growth Sub-Account             2014        188,334,978          0.79            0.00 - 0.90             7.54 - 8.51
                                                2013        185,927,765          0.93            0.00 - 0.90           28.94 - 30.10
                                                2012        156,396,428          0.78            0.00 - 0.90           16.83 - 17.89
                                                2011        145,777,657          0.60            0.00 - 0.90         (5.13) - (4.28)
                                                2010        170,692,510          0.71            0.00 - 0.90           17.62 - 18.68

  American Funds Growth-Income Sub-Account      2014        133,081,730          1.29            0.00 - 0.90            9.64 - 10.63
                                                2013        126,621,617          1.37            0.00 - 0.90           32.30 - 33.50
                                                2012        100,046,623          1.61            0.00 - 0.90           16.42 - 17.48
                                                2011         92,079,552          1.52            0.00 - 0.90         (2.71) - (1.83)
                                                2010        102,044,715          1.48            0.00 - 0.90           10.43 - 11.43

  Fidelity VIP Equity-Income Sub-Account        2014        113,177,895          2.83            0.00 - 0.90             7.74 - 8.72
                                                2013        111,362,063          2.48            0.00 - 0.90           27.00 - 28.15
                                                2012         95,091,446          3.08            0.00 - 0.90           16.25 - 17.31
                                                2011         89,477,712          2.47            0.00 - 0.90             0.07 - 0.97
                                                2010         96,954,000          1.81            0.00 - 0.90           14.12 - 15.15

  MIST Clarion Global Real Estate Sub-Account   2014         22,374,829          1.79            0.00 - 0.90           12.66 - 13.67
                                                2013         20,751,413          6.95            0.00 - 0.90             2.83 - 3.76
                                                2012         20,355,967          2.28            0.00 - 0.90           25.16 - 26.30
                                                2011         16,941,011          4.09            0.00 - 0.90         (6.12) - (5.28)
                                                2010         18,361,981          8.25            0.00 - 0.90           15.24 - 16.28

  MIST ClearBridge Aggressive Growth            2014         41,484,898          0.19            0.00 - 0.90           18.05 - 19.12
     Sub-Account                                2013         19,215,771          0.39            0.00 - 0.90           44.60 - 45.90
                                                2012         13,230,940          0.21            0.00 - 0.90           17.74 - 18.81
                                                2011         11,795,463          0.04            0.00 - 0.90           (2.07) - 3.55
                                                2010          3,231,499          0.07            0.00 - 0.90           22.94 - 24.05

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
               OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                            AS OF
                                                         DECEMBER 31                FOR THE YEAR ENDED DECEMBER 31
                                                       --------------  --------------------------------------------------------
                                                                       INVESTMENT(1)     EXPENSE RATIO(2)       TOTAL RETURN(3)
                                                             NET          INCOME             LOWEST TO             LOWEST TO
                                                         ASSETS ($)      RATIO (%)          HIGHEST (%)           HIGHEST (%)
                                                       --------------  -------------     ----------------     -----------------
  MIST Harris Oakmark International Sub-Account  2014      51,680,629       2.59           0.00 - 0.90          (6.37) - (5.52)
                                                 2013      57,975,855       2.62           0.00 - 0.90            29.63 - 30.80
                                                 2012      46,714,029       1.83           0.00 - 0.90            28.31 - 29.47
                                                 2011      39,102,144       0.03           0.00 - 0.90        (14.75) - (13.98)
                                                 2010      47,817,814       2.07           0.00 - 0.90            15.63 - 16.67

  MIST Invesco Mid Cap Value Sub-Account         2014      33,688,813       0.70           0.00 - 0.90              8.97 - 9.96
     (Commenced 4/30/2012)                       2013      33,109,047       0.91           0.00 - 0.90            29.46 - 30.63
                                                 2012      28,006,897         --           0.00 - 0.90              2.78 - 3.41

  MIST Invesco Small Cap Growth Sub-Account      2014       4,960,930         --           0.00 - 0.90              7.21 - 8.18
                                                 2013       4,660,156       0.41           0.00 - 0.90            39.28 - 40.54
                                                 2012       3,367,837         --           0.00 - 0.90            17.44 - 18.51
                                                 2011       3,166,697         --           0.00 - 0.90          (1.73) - (0.85)
                                                 2010       3,399,620         --           0.00 - 0.90            25.34 - 26.47

  MIST Lord Abbett Bond Debenture Sub-Account    2014      37,418,590       5.74           0.00 - 0.90              4.18 - 5.12
                                                 2013      37,417,500       6.79           0.00 - 0.90              7.20 - 8.17
                                                 2012      36,739,250       7.33           0.00 - 0.90            12.17 - 13.19
                                                 2011      35,005,944       6.05           0.00 - 0.90              3.89 - 4.83
                                                 2010      35,707,431       6.44           0.00 - 0.90            12.16 - 13.18

  MIST MetLife Asset Allocation 100 Sub-Account  2014     481,267,328       0.93           0.00 - 0.90              4.29 - 5.24
     (Commenced 5/2/2011)                        2013     495,257,821       0.02           0.00 - 0.90            28.61 - 29.77
                                                 2012       7,821,873       0.84           0.00 - 0.90            15.99 - 17.05
                                                 2011       6,641,228         --           0.00 - 0.90          (6.62) - (5.77)

  MIST MFS Research International Sub-Account    2014      88,343,751       2.45           0.00 - 0.90          (7.57) - (6.74)
                                                 2013     102,130,218       2.75           0.00 - 0.90            18.51 - 19.58
                                                 2012      92,587,582       2.16           0.00 - 0.90            15.92 - 16.97
                                                 2011      87,514,498       2.10           0.00 - 0.90        (11.24) - (10.44)
                                                 2010     108,046,291       1.92           0.00 - 0.90            10.65 - 11.65

  MIST Morgan Stanley Mid Cap Growth             2014      22,216,204       0.06           0.00 - 0.90              0.38 - 1.29
     Sub-Account (Commenced 5/3/2010)            2013      23,530,755       0.80           0.00 - 0.90            38.06 - 39.30
                                                 2012      18,140,444         --           0.00 - 0.90              8.57 - 9.55
                                                 2011      18,752,462       0.74           0.00 - 0.90          (7.50) - (6.66)
                                                 2010      20,615,489         --           0.00 - 0.90            27.94 - 29.09

  MIST Oppenheimer Global Equity Sub-Account     2014       9,931,414       1.01           0.00 - 0.90              1.49 - 2.41
                                                 2013      10,112,067       1.96           0.00 - 0.90            26.28 - 27.42
                                                 2012       7,872,154       1.64           0.00 - 0.90            20.42 - 21.52
                                                 2011       6,911,361       2.03           0.00 - 0.90          (9.06) - (8.24)
                                                 2010       8,171,114       1.45           0.00 - 0.90            15.19 - 16.23

  MIST PIMCO Inflation Protected Bond            2014      12,665,492       1.87           0.00 - 0.90              2.25 - 3.18
     Sub-Account                                 2013      13,866,265       2.40           0.00 - 0.90          (9.80) - (8.98)
                                                 2012      18,053,754       3.16           0.00 - 0.90              8.34 - 9.33
                                                 2011      16,523,011       1.75           0.00 - 0.90            10.49 - 11.48
                                                 2010      13,627,491       2.39           0.00 - 0.90              6.84 - 8.00

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
               OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF
                                                           DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                         --------------     --------------------------------------------------------
                                                                            INVESTMENT(1)     EXPENSE RATIO(2)       TOTAL RETURN(3)
                                                               NET             INCOME             LOWEST TO             LOWEST TO
                                                           ASSETS ($)         RATIO (%)          HIGHEST (%)           HIGHEST (%)
                                                         --------------     -------------     ----------------     -----------------
  MIST PIMCO Total Return Sub-Account          2014         124,198,185          2.53           0.00 - 0.90              3.55 - 4.49
                                               2013         126,619,095          4.38           0.00 - 0.90          (2.60) - (1.72)
                                               2012         141,128,863          3.28           0.00 - 0.90              8.57 - 9.56
                                               2011         134,179,544          2.81           0.00 - 0.90              2.50 - 3.42
                                               2010         133,478,171          4.00           0.00 - 0.90              7.44 - 8.41

  MIST SSgA Growth and Income ETF              2014           9,715,870          2.51           0.00 - 0.90              5.19 - 6.14
     Sub-Account                               2013          11,922,638          2.62           0.00 - 0.90            12.21 - 13.22
                                               2012           9,208,815          2.53           0.00 - 0.90            12.09 - 13.11
                                               2011           7,738,224          1.90           0.00 - 0.90              0.37 - 1.28
                                               2010           5,842,153          1.28           0.00 - 0.90            11.60 - 12.61

  MIST SSgA Growth ETF Sub-Account             2014           9,149,710          2.26           0.00 - 0.75              4.90 - 5.69
                                               2013           9,623,070          2.31           0.00 - 0.90            17.28 - 18.34
                                               2012           5,190,437          2.03           0.00 - 0.90            14.28 - 15.32
                                               2011           3,366,771          1.71           0.00 - 0.90          (2.74) - (1.86)
                                               2010           2,882,488          1.54           0.00 - 0.90            13.35 - 14.37

  MIST T. Rowe Price Mid Cap Growth            2014          34,246,348            --           0.00 - 0.90            12.03 - 13.04
     Sub-Account                               2013          32,007,170          0.40           0.00 - 0.90            35.73 - 36.96
                                               2012          25,511,046            --           0.00 - 0.90            12.90 - 13.93
                                               2011          23,992,689            --           0.00 - 0.90          (2.28) - (1.39)
                                               2010          26,245,833            --           0.00 - 0.90            26.93 - 28.07

  MIST WMC Large Cap Research Sub-Account      2014           4,496,280          0.94           0.00 - 0.90            12.85 - 13.87
                                               2013           3,694,515          1.42           0.00 - 0.90            33.39 - 34.60
                                               2012           2,982,835          1.22           0.00 - 0.90            12.66 - 13.68
                                               2011           2,923,852          1.02           0.00 - 0.90            (0.36) - 0.54
                                               2010           2,737,804          1.29           0.00 - 0.90            11.97 - 12.73

  MSF Baillie Gifford International Stock      2014          22,545,794          1.40           0.00 - 0.90          (3.97) - (3.10)
     Sub-Account                               2013          24,678,202          1.63           0.00 - 0.90            14.51 - 15.54
                                               2012          23,120,959          1.39           0.00 - 0.90            18.44 - 19.52
                                               2011          21,121,414          1.80           0.00 - 0.90        (20.59) - (19.86)
                                               2010          28,928,635          1.58           0.00 - 0.90              6.25 - 7.21

  MSF Barclays Aggregate Bond Index            2014         147,743,484          2.97           0.00 - 0.90              4.86 - 5.81
     Sub-Account                               2013         143,381,609          3.55           0.00 - 0.90          (3.20) - (2.33)
                                               2012         149,633,266          3.66           0.00 - 0.90              2.97 - 3.90
                                               2011         146,207,923          3.51           0.00 - 0.90              6.55 - 7.51
                                               2010         141,026,063          4.38           0.00 - 0.90              5.10 - 6.05

  MSF BlackRock Bond Income Sub-Account        2014          83,326,302          3.47           0.00 - 0.90              6.13 - 7.08
                                               2013          83,022,357          3.97           0.00 - 0.90          (1.66) - (0.77)
                                               2012          92,368,428          2.73           0.00 - 0.90              6.58 - 7.55
                                               2011          96,006,574          3.94           0.00 - 0.90              5.61 - 6.56
                                               2010         100,232,236          3.95           0.00 - 0.90              7.37 - 8.34

  MSF BlackRock Capital Appreciation           2014         176,442,068          0.06           0.00 - 0.90              7.92 - 8.90
     Sub-Account                               2013         177,313,324          0.83           0.00 - 0.90            33.02 - 34.22
                                               2012         145,159,564          0.31           0.00 - 0.90            13.34 - 14.37
                                               2011         140,506,559          0.19           0.00 - 0.90          (9.76) - (8.95)
                                               2010         170,535,619          0.23           0.00 - 0.90            16.92 - 19.82

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
               OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF
                                                           DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                         --------------     --------------------------------------------------------
                                                                            INVESTMENT(1)     EXPENSE RATIO(2)       TOTAL RETURN(3)
                                                               NET             INCOME             LOWEST TO             LOWEST TO
                                                           ASSETS ($)         RATIO (%)          HIGHEST (%)           HIGHEST (%)
                                                         --------------     -------------     ----------------      ----------------
  MSF BlackRock Large Cap Value Sub-Account    2014          13,331,390          1.25           0.00 - 0.90              8.94 - 9.92
                                               2013          12,486,837          1.39           0.00 - 0.90            30.87 - 32.05
                                               2012          10,195,299          1.65           0.00 - 0.90            13.25 - 14.28
                                               2011           9,931,694          1.15           0.00 - 0.90              1.43 - 2.35
                                               2010          10,582,253          1.06           0.00 - 0.90              8.24 - 9.22

  MSF BlackRock Money Market Sub-Account       2014          48,636,692            --           0.00 - 0.90            (0.90) - 0.00
                                               2013          54,240,441            --           0.00 - 0.90            (0.90) - 0.00
                                               2012          56,999,928            --           0.00 - 0.90            (0.90) - 0.00
                                               2011          66,917,171            --           0.00 - 0.90            (0.90) - 0.00
                                               2010          74,836,337          0.01           0.00 - 0.90            (0.89) - 0.01

  MSF Frontier Mid Cap Growth Sub-Account      2014           4,583,073            --           0.00 - 0.90            10.14 - 11.14
                                               2013           3,789,055          1.26           0.00 - 0.90            31.58 - 32.77
                                               2012           3,048,516            --           0.00 - 0.90             9.98 - 10.97
                                               2011           3,044,453          0.30           0.00 - 0.90          (3.87) - (3.00)
                                               2010           3,159,357          0.07           0.00 - 0.90            14.27 - 15.30

  MSF Jennison Growth Sub-Account              2014          12,019,513          0.26           0.00 - 0.90              8.08 - 9.06
                                               2013          11,217,361          0.41           0.00 - 0.90            35.77 - 37.00
                                               2012           8,608,094          0.22           0.00 - 0.90            14.74 - 15.78
                                               2011           6,375,466          0.27           0.00 - 0.90            (0.38) - 0.51
                                               2010           6,084,336          0.59           0.00 - 0.90            10.63 - 11.63

  MSF Loomis Sayles Small Cap Core             2014         148,394,680          0.04           0.00 - 0.90              2.83 - 3.76
     Sub-Account                               2013         155,312,343          0.44           0.00 - 0.90            39.78 - 41.04
                                               2012         122,502,506            --           0.00 - 0.90            13.52 - 14.55
                                               2011         120,220,363          0.11           0.00 - 0.90            (0.31) - 0.59
                                               2010         133,490,199          0.10           0.00 - 0.90            26.38 - 27.53

  MSF Loomis Sayles Small Cap Growth           2014           9,383,986            --           0.00 - 0.90              0.32 - 1.22
     Sub-Account                               2013           9,780,786            --           0.00 - 0.90            47.37 - 48.70
                                               2012           6,275,077            --           0.00 - 0.90            10.19 - 11.19
                                               2011           6,353,831            --           0.00 - 0.90              2.06 - 2.98
                                               2010           5,920,466            --           0.00 - 0.90            30.53 - 31.71

  MSF Met/Artisan Mid Cap Value Sub-Account    2014         115,345,891          0.73           0.00 - 0.90              1.01 - 1.93
                                               2013         121,215,062          0.97           0.00 - 0.90            35.63 - 36.85
                                               2012          96,211,157          1.00           0.00 - 0.90            10.86 - 11.86
                                               2011          94,958,016          0.97           0.00 - 0.90              5.80 - 6.76
                                               2010          98,195,102          0.76           0.00 - 0.90            14.01 - 15.04

  MSF MetLife Asset Allocation 20 Sub-Account  2014           9,356,050          3.93           0.00 - 0.90              3.79 - 4.73
                                               2013           8,656,232          2.93           0.00 - 0.90              3.57 - 4.50
                                               2012           8,643,157          3.37           0.00 - 0.90              8.50 - 9.49
                                               2011           7,843,187          2.78           0.00 - 0.90              2.55 - 3.48
                                               2010           7,463,887          3.70           0.00 - 0.90             9.35 - 10.34

  MSF MetLife Asset Allocation 40 Sub-Account  2014          14,222,637          3.02           0.00 - 0.90              4.22 - 5.16
                                               2013          14,340,424          2.66           0.00 - 0.90            10.20 - 11.20
                                               2012          13,182,437          2.98           0.00 - 0.90            10.73 - 11.74
                                               2011          11,434,494          2.17           0.00 - 0.90              0.36 - 1.28
                                               2010           9,905,313          3.26           0.00 - 0.90            10.78 - 11.78

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
               OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                               AS OF
                                                            DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                          -------------      -------------------------------------------------------
                                                                             INVESTMENT(1)    EXPENSE RATIO(2)       TOTAL RETURN(3)
                                                                NET             INCOME            LOWEST TO             LOWEST TO
                                                            ASSETS ($)         RATIO (%)         HIGHEST (%)           HIGHEST (%)
                                                          -------------      -------------    ----------------     -----------------
  MSF MetLife Asset Allocation 60 Sub-Account   2014         55,774,441          2.29            0.00 - 0.90             4.35 - 5.29
                                                2013         55,052,757          2.13            0.00 - 0.90           17.23 - 18.29
                                                2012         45,308,841          2.54            0.00 - 0.90           12.45 - 13.47
                                                2011         41,147,861          1.73            0.00 - 0.90         (2.02) - (1.14)
                                                2010         41,392,977          2.75            0.00 - 0.90           12.45 - 13.47

  MSF MetLife Asset Allocation 80 Sub-Account   2014         62,513,054          1.86            0.00 - 0.90             4.59 - 5.53
                                                2013         62,478,981          1.65            0.00 - 0.90           23.40 - 24.51
                                                2012         51,130,632          2.14            0.00 - 0.90           14.77 - 15.82
                                                2011         46,537,054          1.64            0.00 - 0.90         (4.42) - (3.55)
                                                2010         52,356,073          2.34            0.00 - 0.90           13.86 - 14.89

  MSF MetLife Mid Cap Stock Index Sub-Account   2014         24,357,041          1.03            0.00 - 0.90             8.51 - 9.49
                                                2013         23,442,684          1.13            0.00 - 0.90           31.96 - 33.15
                                                2012         18,075,569          1.02            0.00 - 0.90           16.54 - 17.60
                                                2011         18,095,523          0.93            0.00 - 0.90         (2.77) - (1.89)
                                                2010         19,549,154          1.00            0.00 - 0.90           25.15 - 26.28

  MSF MetLife Stock Index Sub-Account           2014        180,814,888          1.67            0.00 - 0.90           12.35 - 13.36
                                                2013        173,246,178          1.83            0.00 - 0.90           30.84 - 32.02
                                                2012        140,556,361          1.79            0.00 - 0.90           14.72 - 15.76
                                                2011        135,083,898          1.68            0.00 - 0.90             0.93 - 1.84
                                                2010        143,555,332          1.78            0.00 - 0.90           12.64 - 14.82

  MSF MFS Total Return Sub-Account              2014         95,151,304          2.38            0.00 - 0.90             7.67 - 8.64
                                                2013         93,979,745          2.57            0.00 - 0.90           17.93 - 18.99
                                                2012         84,897,131          2.88            0.00 - 0.90           10.58 - 11.58
                                                2011         83,804,786          2.75            0.00 - 0.90             1.50 - 2.42
                                                2010         91,840,770          3.05            0.00 - 0.90            9.09 - 10.08

  MSF MFS Value Sub-Account                     2014         74,981,602          1.67            0.00 - 0.90            9.82 - 10.81
                                                2013         70,802,994          0.60            0.00 - 0.90           34.52 - 35.73
                                                2012         14,936,601          1.90            0.00 - 0.90           15.60 - 16.65
                                                2011         13,183,124          1.54            0.00 - 0.90           (0.05) - 0.85
                                                2010         12,898,085          1.46            0.00 - 0.90           10.43 - 11.42

  MSF MSCI EAFE Index Sub-Account               2014         12,255,580          2.55            0.00 - 0.90         (6.85) - (6.00)
                                                2013         13,804,217          3.00            0.00 - 0.90           20.77 - 21.86
                                                2012         11,651,880          3.17            0.00 - 0.90           17.26 - 18.33
                                                2011         11,657,112          2.51            0.00 - 0.90       (13.28) - (12.50)
                                                2010         14,469,634          2.79            0.00 - 0.90             7.22 - 8.19

  MSF Neuberger Berman Genesis Sub-Account      2014         50,891,977          0.40            0.00 - 0.90           (0.89) - 0.01
                                                2013         54,795,565          0.72            0.00 - 0.90           37.28 - 38.52
                                                2012         37,176,089          0.37            0.00 - 0.90            9.04 - 10.03
                                                2011         36,333,311          0.75            0.00 - 0.90             4.85 - 5.80
                                                2010         37,222,521          0.51            0.00 - 0.90           20.49 - 21.58

  MSF Russell 2000 Index Sub-Account            2014         23,989,445          1.16            0.00 - 0.90             4.10 - 5.04
                                                2013         24,663,413          1.53            0.00 - 0.90           37.31 - 38.55
                                                2012         18,498,025          1.20            0.00 - 0.90           15.30 - 16.35
                                                2011         18,530,117          1.08            0.00 - 0.90         (4.96) - (4.10)
                                                2010         21,334,669          1.11            0.00 - 0.90           25.78 - 26.92

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
               OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



7.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                              AS OF
                                                           DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                         --------------     --------------------------------------------------------
                                                                            INVESTMENT(1)     EXPENSE RATIO(2)       TOTAL RETURN(3)
                                                               NET             INCOME             LOWEST TO             LOWEST TO
                                                           ASSETS ($)         RATIO (%)          HIGHEST (%)           HIGHEST (%)
                                                         --------------     -------------     ----------------      ----------------
  MSF T. Rowe Price Large Cap Growth           2014          25,835,286          0.06           0.00 - 0.90              8.11 - 9.09
     Sub-Account                               2013          24,402,740          0.20           0.00 - 0.90            37.91 - 39.16
                                               2012          10,686,420          0.12           0.00 - 0.90            17.90 - 18.97
                                               2011           9,103,016          0.08           0.00 - 0.90          (2.00) - (1.11)
                                               2010           8,617,337          0.26           0.00 - 0.90            16.00 - 17.05

  MSF T. Rowe Price Small Cap Growth           2014          11,700,392          0.02           0.00 - 0.90              5.95 - 6.91
     Sub-Account                               2013          11,610,154          0.34           0.00 - 0.90            43.26 - 44.55
                                               2012           8,421,322            --           0.00 - 0.90            15.13 - 16.18
                                               2011           7,573,595            --           0.00 - 0.90              0.86 - 1.77
                                               2010           5,965,369            --           0.00 - 0.90            33.69 - 34.90

  MSF Western Asset Management                 2014          18,029,402          5.29           0.00 - 0.90              4.53 - 5.47
     Strategic Bond Opportunities              2013          17,169,830          4.98           0.00 - 0.90              0.19 - 1.09
     Sub-Account                               2012          18,238,987          3.52           0.00 - 0.90            10.49 - 11.50
                                               2011          16,577,629          4.98           0.00 - 0.90              5.19 - 6.14
                                               2010          17,002,232          6.07           0.00 - 0.90            11.72 - 12.73

  MSF Western Asset Management                 2014           6,313,832          1.91           0.00 - 0.90              1.89 - 2.81
     U.S. Government Sub-Account               2013           6,728,181          2.23           0.00 - 0.90          (1.63) - (0.74)
                                               2012           8,053,715          2.14           0.00 - 0.90              2.44 - 3.37
                                               2011           7,771,931          1.49           0.00 - 0.90              4.56 - 5.51
                                               2010           9,114,088          2.70           0.00 - 0.90              4.78 - 5.81

  MSF WMC Balanced Sub-Account                 2014           5,307,986          1.94           0.00 - 0.90             9.56 - 10.55
                                               2013           4,338,695          2.46           0.00 - 0.90            19.51 - 20.59
                                               2012           4,101,600          2.12           0.00 - 0.90            11.36 - 12.38
                                               2011           3,325,776          2.32           0.00 - 0.90              2.87 - 3.80
                                               2010           3,014,919          1.89           0.00 - 0.90              8.67 - 9.65

  MSF WMC Core Equity Opportunities            2014         273,747,163          0.71           0.00 - 0.90             9.64 - 10.63
     Sub-Account                               2013         270,769,976          1.38           0.00 - 0.90            32.50 - 33.70
                                               2012         220,919,879          0.84           0.00 - 0.90            11.85 - 12.86
                                               2011         217,328,164          1.16           0.00 - 0.90          (4.89) - (4.03)
                                               2010         251,582,635          1.03           0.00 - 0.90            11.00 - 12.00

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude mortality and expense risk charges. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Sub-Account invests.

2 These amounts represent annualized policy expenses of each of the applicable
  Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of cash values and expenses of the underlying portfolio or fund have been excluded.

3 The total return of a Sub-Account is calculated by taking the difference between the Sub-Account's ending unit value and the beginning unit value for the period and dividing it by the beginning unit value for the period. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

New England Life Insurance Company and Subsidiary

Consolidated Financial Statements

As of December 31, 2014 and 2013 and for the Years Ended December 31, 2014, 2013 and 2012 and Independent Auditors' Report

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of New England Life Insurance Company and Subsidiary:

We have audited the accompanying consolidated financial statements of New England Life Insurance Company and its subsidiary (an indirect wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the consolidated balance sheets as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2014, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of New England Life Insurance Company and its subsidiary as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1 to the consolidated financial statements, since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 20, 2015

               New England Life Insurance Company and Subsidiary

                          Consolidated Balance Sheets
                          December 31, 2014 and 2013

                (In millions, except share and per share data)

                                                                                      2014       2013
                                                                                   ---------- ----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized
   cost: $1,528 and $1,569, respectively)......................................... $    1,641 $    1,608
 Mortgage loans (net of valuation allowances of $1 and $1, respectively)..........        132        123
 Policy loans.....................................................................        422        416
 Real estate joint ventures.......................................................          4          5
 Other limited partnership interests..............................................          5          5
 Short-term investments, at estimated fair value..................................         63         22
 Other invested assets............................................................         27         19
                                                                                   ---------- ----------
   Total investments..............................................................      2,294      2,198
Cash and cash equivalents.........................................................         15         37
Accrued investment income.........................................................         27         28
Premiums, reinsurance and other receivables.......................................      1,074        639
Deferred policy acquisition costs.................................................        675        746
Current income tax recoverable....................................................         --          2
Other assets......................................................................         36         39
Separate account assets...........................................................      8,829      9,298
                                                                                   ---------- ----------
     Total assets................................................................. $   12,950 $   12,987
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................ $      725 $      735
Policyholder account balances.....................................................      1,051      1,020
Other policy-related balances.....................................................        348        342
Policyholder dividends payable....................................................          3          3
Payables for collateral under derivative transactions.............................         10          3
Current income tax payable........................................................         13         --
Deferred income tax liability.....................................................        142         80
Other liabilities.................................................................        544        364
Separate account liabilities......................................................      8,829      9,298
                                                                                   ---------- ----------
     Total liabilities............................................................     11,665     11,845
                                                                                   ---------- ----------
Contingencies, Commitments and Guarantees (Note 13)
Stockholder's Equity
Common stock, par value $125 per share; 50,000 shares authorized; 20,000 shares
  issued and outstanding..........................................................          3          3
Additional paid-in capital........................................................        450        450
Retained earnings.................................................................        769        685
Accumulated other comprehensive income (loss).....................................         63          4
                                                                                   ---------- ----------
     Total stockholder's equity...................................................      1,285      1,142
                                                                                   ---------- ----------
       Total liabilities and stockholder's equity................................. $   12,950 $   12,987
                                                                                   ========== ==========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                 2014    2013    2012
                                                                ------- ------- -------
Revenues
Premiums....................................................... $    49 $    48 $    48
Universal life and investment-type product policy fees.........     258     266     265
Net investment income..........................................     109     106     104
Other revenues.................................................     250     243     242
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.     (1)      --      --
 Other net investment gains (losses)...........................     (4)       9       3
                                                                ------- ------- -------
   Total net investment gains (losses).........................     (5)       9       3
 Net derivative gains (losses).................................     170   (233)     178
                                                                ------- ------- -------
     Total revenues............................................     831     439     840
                                                                ------- ------- -------
Expenses
Policyholder benefits and claims...............................     119      99     175
Interest credited to policyholder account balances.............      33      33      31
Policyholder dividends.........................................       6       6       6
Other expenses.................................................     343     250     415
                                                                ------- ------- -------
     Total expenses............................................     501     388     627
                                                                ------- ------- -------
Income (loss) before provision for income tax..................     330      51     213
Provision for income tax expense (benefit).....................      97       9      74
                                                                ------- ------- -------
Net income (loss).............................................. $   233 $    42 $   139
                                                                ======= ======= =======

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                              2014     2013    2012
                                                                             ------- -------- -------
Net income (loss)........................................................... $   233 $     42 $   139
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets...............      71    (121)      26
 Unrealized gains (losses) on derivatives...................................       9        1       4
 Defined benefit plans adjustment...........................................      11       40    (19)
                                                                             ------- -------- -------
Other comprehensive income (loss), before income tax........................      91     (80)      11
Income tax (expense) benefit related to items of other comprehensive income
  (loss)....................................................................    (32)       28     (4)
                                                                             ------- -------- -------
Other comprehensive income (loss), net of income tax........................      59     (52)       7
                                                                             ------- -------- -------
Comprehensive income (loss)................................................. $   292 $   (10) $   146
                                                                             ======= ======== =======

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                       Accumulated
                                                  Additional              Other         Total
                                           Common  Paid-in   Retained Comprehensive Stockholder's
                                           Stock   Capital   Earnings Income (Loss)    Equity
                                           ------ ---------- -------- ------------- -------------
Balance at December 31, 2011.............. $   3   $   458   $   627    $     49      $   1,137
Dividends on common stock.................                      (46)                       (46)
Net income (loss).........................                       139                        139
Other comprehensive income (loss), net of
  income tax..............................                                     7              7
                                           -----   -------   -------    --------      ---------
Balance at December 31, 2012..............     3       458       720          56          1,237
Dividends on common stock.................                       (77)                      (77)
Return of capital.........................             (8)                                  (8)
Net income (loss).........................                        42                         42
Other comprehensive income (loss), net of
  income tax..............................                                  (52)           (52)
                                           -----   -------   -------    --------      ---------
Balance at December 31, 2013..............     3       450       685           4          1,142
Dividends on common stock.................                     (114)                      (114)
Dividend of subsidiary (Note 2)...........                      (35)                       (35)
Net income (loss).........................                       233                        233
Other comprehensive income (loss), net of
  income tax..............................                                    59             59
                                           -----   -------   -------    --------      ---------
Balance at December 31, 2014.............. $   3   $   450   $   769    $     63      $   1,285
                                           =====   =======   =======    ========      =========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                                      2014     2013     2012
                                                                                                    -------- -------- --------
Cash flows from operating activities
Net income (loss).................................................................................. $    233 $     42 $    139
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
 Depreciation and amortization expenses............................................................        2        3        4
 Amortization of premiums and accretion of discounts associated with investments, net..............      (4)      (4)      (5)
 (Gains) losses on investments, net................................................................        5      (9)      (3)
 (Gains) losses on derivatives, net................................................................    (175)      225    (141)
 (Income) loss from equity method investments, net of dividends or distributions...................        1       --      (1)
 Interest credited to policyholder account balances................................................       33       33       31
 Universal life and investment-type product policy fees............................................    (258)    (266)    (265)
 Change in accrued investment income...............................................................       --       --      (1)
 Change in premiums, reinsurance and other receivables.............................................    (216)        5    (123)
 Change in deferred policy acquisition costs, net..................................................       70     (30)      107
 Change in income tax..............................................................................       45     (43)       39
 Change in other assets............................................................................      101      118      115
 Change in insurance-related liabilities and policy-related balances...............................     (11)     (11)       59
 Change in other liabilities.......................................................................      170        6       41
                                                                                                    -------- -------- --------
Net cash provided by (used in) operating activities................................................      (4)       69      (4)
                                                                                                    -------- -------- --------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities.........................................................................      499      541      379
 Mortgage loans....................................................................................       21        3        3
 Other limited partnership interests...............................................................       --        1        1
Purchases of:
 Fixed maturity securities.........................................................................    (408)    (691)    (454)
 Mortgage loans....................................................................................     (30)     (23)      (2)
 Real estate joint ventures........................................................................       --       --      (5)
 Other limited partnership interests...............................................................      (1)      (1)      (2)
Cash received in connection with freestanding derivatives..........................................        5        2       --
Cash paid in connection with freestanding derivatives..............................................      (5)      (1)       --
Dividend of subsidiary.............................................................................     (49)       --       --
Net change in policy loans.........................................................................      (6)      (1)      (5)
Net change in short-term investments...............................................................     (41)       50     (13)
Other, net.........................................................................................       --       --      (4)
                                                                                                    -------- -------- --------
Net cash provided by (used in) investing activities................................................     (15)    (120)    (102)
                                                                                                    -------- -------- --------
Cash flows from financing activities
Policyholder account balances:
 Deposits..........................................................................................      243      263      304
 Withdrawals.......................................................................................    (139)    (119)    (159)
Net change in payables for collateral under derivative transactions................................        7        3       --
Return of capital..................................................................................       --      (8)       --
Dividends on common stock..........................................................................    (114)     (77)     (46)
                                                                                                    -------- -------- --------
Net cash provided by (used in) financing activities................................................      (3)       62       99
                                                                                                    -------- -------- --------
Change in cash and cash equivalents................................................................     (22)       11      (7)
Cash and cash equivalents, beginning of year.......................................................       37       26       33
                                                                                                    -------- -------- --------
Cash and cash equivalents, end of year............................................................. $     15 $     37 $     26
                                                                                                    ======== ======== ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Income tax........................................................................................ $     56 $     54 $     17
                                                                                                    ======== ======== ========
Non-cash transactions:
 Disposal of subsidiary:
   Assets disposed................................................................................. $     69 $     -- $     --
   Liabilities disposed............................................................................     (34)       --       --
                                                                                                    -------- -------- --------
   Net assets disposed.............................................................................       35       --       --
   Cash disposed...................................................................................     (49)       --       --
   Dividend of interests in subsidiary.............................................................       14       --       --
                                                                                                    -------- -------- --------
   Loss on dividend of interests in subsidiary..................................................... $     -- $     -- $     --
                                                                                                    ======== ======== ========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  New England Life Insurance Company ("NELICO") and its former subsidiary (collectively, the "Company") is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"), which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company is headquartered in Boston, Massachusetts and is a Massachusetts chartered company.

  The Company principally provides life insurance and annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance, non-medical health and disability coverage to corporations and other institutions. The Company is licensed to conduct business in 50 states and the District of Columbia.

  NELICO owned 100% of the outstanding common stock of New England Securities Corporation ("NES") prior to its disposition. See Note 2.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of NELICO and its former subsidiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

  Amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2014 presentation. Such reclassifications include $225 million and ($141) million from (gains) losses on investments, net to (gains) losses on derivatives, net, all within cash flows from operating activities in the consolidated statements of cash flows for the years ended December 31, 2013 and 2012, respectively.

  Additionally, certain amounts in the prior years' footnotes have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

     ----------------------------------------------------------------------
     Accounting Policy                                                 Note
     ----------------------------------------------------------------------
     Insurance                                                          3
     ----------------------------------------------------------------------
     Deferred Policy Acquisition Costs and Deferred Sales Inducements   4
     ----------------------------------------------------------------------
     Reinsurance                                                        5
     ----------------------------------------------------------------------
     Investments                                                        6
     ----------------------------------------------------------------------
     Derivatives                                                        7
     ----------------------------------------------------------------------
     Fair Value                                                         8
     ----------------------------------------------------------------------
     Employee Benefit Plans                                             11
     ----------------------------------------------------------------------
     Income Tax                                                         12
     ----------------------------------------------------------------------
     Litigation Contingencies                                           13
     ----------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns,

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

    The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs and Deferred Sales Inducements

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

  DAC is amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts:
 .  Term insurance
 .  Non-medical health insurance
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Variable deferred annuity contracts
 -----------------------------------------------------------------------------

   See Note 4 for additional information on DAC amortization.

   The recovery of DAC is dependent upon the future profitability of the related business.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity Securities

    The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 6 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to both portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 6.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist of the following:

.. Social investments which are accounted for under the equity method as described in "-- Real Estate Joint Ventures and Other Limited Partnership Interests" above.
.. Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives_ carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

.. Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

..  the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
..  the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and .. a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Employee Benefit Plans

   Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by MLIC. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

   In addition, the Company sponsors a qualified and a non-qualified defined benefit pension plan, as well as other postretirement benefit plans. The Company recognizes the funded status of the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses), prior service costs and credits not yet included in net periodic benefit costs are charged to accumulated OCI ("AOCI"), net of income tax.

 Income Tax

   The Company joins with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife the federal income tax which it would have paid based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

    . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;
    .  the jurisdiction in which the deferred tax asset was generated;
    . the length of time that carryforwards can be utilized in the various taxing jurisdictions;
    . future taxable income exclusive of reversing temporary differences and carryforwards;
    .  future reversals of existing taxable temporary differences;
    . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Other Accounting Policies

  Cash and Cash Equivalents

   The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

   Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from one to 25 years for leasehold improvements and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $8 million at both December 31, 2014 and 2013. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $4 million and $3 million at December 31, 2014 and 2013, respectively. Related depreciation and amortization expense was $1 million for each of the years ended December 31, 2014, 2013 and 2012.

   Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $13 million at both December 31, 2014 and 2013. Accumulated amortization of capitalized software was $9 million at both December 31, 2014 and 2013. Related amortization expense was $1 million, $2 million and $1 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Other Revenues

   Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Policyholder Dividends

   Policyholder dividends are approved annually by NELICO's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by NELICO.

  Foreign Currency

   Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Adoption of New Accounting Pronouncements

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

   Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption.

   Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 9.

   Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 7.

   On January 1, 2012, the Company adopted guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   On January 1, 2012, the Company adopted guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

   Effective January 1, 2012, the Company adopted guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 8.

  Future Adoption of New Accounting Pronouncements

   In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities (Accounting Standards Update ("ASU") 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2. Dispositions

  In December 2014, the Company distributed to MLIC as a dividend, all of the issued and outstanding shares of common stock of its wholly-owned, broker dealer subsidiary, NES. The net book value of NES at the time of the dividend was $35 million, which was recorded as a dividend of subsidiary in retained earnings. As of the date of the dividend payment, the Company no longer consolidated the assets, liabilities and operations of NES.

               New England Life Insurance Company and Subsidiary

3. Insurance

Insurance Liabilities

  Future policy benefits are measured as follows:

  ---------------------------------------------------------------------------
  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non- forfeiture interest
                                       rate, ranging from 4% to 5%) and (ii)
                                       the liability for terminal dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 9%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 2% to 7%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 5%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 2% of the Company's life insurance in-force at both December 31, 2014 and 2013. Participating policies represented 42%, 40% and 40% of gross life insurance premiums for the years ended
December 31, 2014, 2013 and 2012, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 7%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

               New England Life Insurance Company and Subsidiary

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 7. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
---------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
       .  An enhanced death benefit may be      accumulation period based on the present
          available for an additional fee.      value of total expected assessments.
                                              Assumptions are consistent with those used
                                                for amortizing DAC, and are thus subject
                                                to the same variability and risk.
                                              Investment performance and volatility
                                                assumptions are consistent with the
                                                historical experience of the appropriate
                                                underlying equity index, such as the
                                                S&P 500 Index.
                                              Benefit assumptions are based on the
                                                average benefits payable over a range of
                                                scenarios.
---------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits
          determined at the time of issuance    in excess of the projected account balance
          of the variable annuity contract,     at any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present
          value is reduced to zero, that can    value of total expected assessments.
          be annuitized to receive a monthly  Assumptions are consistent with those used
          income stream that is not less        for estimating GMDB liabilities.
          than a specified amount.            Calculation incorporates an assumption for
       .  Certain contracts also provide for    the percentage of the potential
          a guaranteed lump sum return of       annuitizations that may be elected by the
          purchase premium in lieu of the       contractholder.
          annuitization benefit.
---------------------------------------------------------------------------------------------
GMWBs  .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.
       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

               New England Life Insurance Company and Subsidiary

  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and variable life contracts was as follows:

                                                     Variable Life
                                  Annuity Contracts    Contracts
                                 ------------------- -------------
                                                       Secondary
                                   GMDBs     GMIBs    Guarantees     Total
                                 --------- --------- ------------- ---------
                                                (In millions)
   Direct
   Balance at January 1, 2012... $       8 $      44     $       2 $      54
   Incurred guaranteed benefits.        --        56           (1)        55
   Paid guaranteed benefits.....       (1)        --            --       (1)
                                 --------- ---------     --------- ---------
   Balance at December 31, 2012.         7       100             1       108
   Incurred guaranteed benefits.         3       (4)            --       (1)
   Paid guaranteed benefits.....       (1)        --            --       (1)
                                 --------- ---------     --------- ---------
   Balance at December 31, 2013.         9        96             1       106
   Incurred guaranteed benefits.         3        16           (1)        18
   Paid guaranteed benefits.....        --        --            --        --
                                 --------- ---------     --------- ---------
   Balance at December 31, 2014. $      12 $     112     $      -- $     124
                                 ========= =========     ========= =========
   Ceded
   Balance at January 1, 2012... $       7 $      15     $      -- $      22
   Incurred guaranteed benefits.        --        19            --        19
   Paid guaranteed benefits.....       (1)        --            --       (1)
                                 --------- ---------     --------- ---------
   Balance at December 31, 2012.         6        34            --        40
   Incurred guaranteed benefits.         3       (1)            --         2
   Paid guaranteed benefits.....       (1)        --            --       (1)
                                 --------- ---------     --------- ---------
   Balance at December 31, 2013.         8        33     $      --        41
   Incurred guaranteed benefits.         4       (2)            --         2
   Paid guaranteed benefits.....        --        --            --        --
                                 --------- ---------     --------- ---------
   Balance at December 31, 2014. $      12 $      31     $      -- $      43
                                 ========= =========     ========= =========
   Net
   Balance at January 1, 2012... $       1 $      29     $       2 $      32
   Incurred guaranteed benefits.        --        37           (1)        36
   Paid guaranteed benefits.....        --        --            --        --
                                 --------- ---------     --------- ---------
   Balance at December 31, 2012.         1        66             1        68
   Incurred guaranteed benefits.        --       (3)            --       (3)
   Paid guaranteed benefits.....        --        --            --        --
                                 --------- ---------     --------- ---------
   Balance at December 31, 2013.         1        63             1        65
   Incurred guaranteed benefits.       (1)        18           (1)        16
   Paid guaranteed benefits.....        --        --            --        --
                                 --------- ---------     --------- ---------
   Balance at December 31, 2014. $      -- $      81     $      -- $      81
                                 ========= =========     ========= =========

               New England Life Insurance Company and Subsidiary

  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                          2014      2013
                                       ---------- --------
                                          (In millions)
                      Fund Groupings:
                      Equity.......... $    4,110 $  4,388
                      Balanced........      2,659    2,765
                      Bond............        664      702
                      Money Market....         74       88
                                       ---------- --------
                       Total.......... $    7,507 $  7,943
                                       ========== ========

  Based on the type of guarantee, the Company defines net amount at risk as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

               New England Life Insurance Company and Subsidiary

   Information regarding the types of guarantees relating to annuity and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2014                         2013
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $     6,104    $     3,585   $     6,584    $     3,773
Separate account value..................  $     5,730    $     3,436   $     6,186    $     3,617
Net amount at risk......................  $        65    $        86   $        68    $        45
Average attained age of contractholders.     65 years       63 years      64 years       62 years

                                                        December 31,
                                                   -----------------------
                                                      2014        2013
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Variable Life Contracts (1)
     Account value (general and separate account). $     2,281 $     2,236
     Net amount at risk........................... $    13,671 $    14,842
     Average attained age of policyholders........    53 years    52 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

               New England Life Insurance Company and Subsidiary

Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                                Years Ended December 31,
                                                ------------------------
                                                2014     2013    2012
                                                 -----    -----   -----
                                                  (In millions)
               Balance at January 1,........... $  25    $  24   $  27
                Less: Reinsurance recoverables.    20       19      21
                                                 -----    -----   -----
               Net balance at January 1,.......     5        5       6
                                                 -----    -----   -----
               Incurred related to:
                Current year...................     1        1       1
                Prior years....................     1       --     (1)
                                                 -----    -----   -----
                  Total incurred...............     2        1      --
                                                 -----    -----   -----
               Paid related to:
                Current year...................    --       --      --
                Prior years....................   (1)      (1)     (1)
                                                 -----    -----   -----
                  Total paid...................   (1)      (1)     (1)
                                                 -----    -----   -----
               Net balance at December 31,.....     6        5       5
                Add: Reinsurance recoverables..    21       20      19
                                                 -----    -----   -----
               Balance at December 31,......... $  27    $  25   $  24
                                                 =====    =====   =====

Separate Accounts

  Separate account assets and liabilities consist of pass-through separate accounts totaling $8.8 billion and $9.3 billion at December 31, 2014 and 2013, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2014, 2013 and 2012, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

4. Deferred Policy Acquisition Costs and Deferred Sales Inducements

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts (term insurance and non-medical health insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, include provisions for adverse deviation, and are consistent with the assumptions used to calculate future

               New England Life Insurance Company and Subsidiary policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

Participating, Dividend Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Variable Deferred Annuity Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

               New England Life Insurance Company and Subsidiary

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

               New England Life Insurance Company and Subsidiary

  Information regarding DAC was as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                  2014    2013     2012
                                                                   -----   -----   ------
                                                                    (In millions)
DAC
Balance at January 1,............................................ $ 746   $ 716   $  825
Capitalizations..................................................    20       6       25
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).  (26)      69     (55)
 Other expenses..................................................  (63)    (45)     (77)
                                                                   -----   -----   ------
   Total amortization............................................  (89)      24    (132)
                                                                   -----   -----   ------
Unrealized investment gains (losses).............................   (2)      --      (2)
                                                                   -----   -----   ------
Balance at December 31,.......................................... $ 675   $ 746   $  716
                                                                   =====   =====   ======

  Information regarding DSI was as follows:

                                                  Years Ended December 31,
                                                  ------------------------
                                                  2014     2013    2012
                                                   -----    -----   -----
                                                    (In millions)
            DSI
            Balance at January 1,................ $  24    $  26   $  28
            Amortization.........................   (3)      (2)     (2)
            Unrealized investment gains (losses).   (1)       --      --
                                                   -----    -----   -----
            Balance at December 31,.............. $  20    $  24   $  26
                                                   =====    =====   =====

5. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 6.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of certain level premium term life policies to an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

               New England Life Insurance Company and Subsidiary

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with certain variable annuities to an affiliate. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives a reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the affiliate. The Company also reinsures 100% of certain variable annuity risk to an affiliate.

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2014 and 2013, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $114 million and $127 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  At December 31, 2014, the Company had $158 million of net unaffiliated ceded reinsurance recoverables. Of this total, $128 million, or 81%, were with the Company's five largest unaffiliated ceded reinsurers, including $84 million of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2013, the Company had $172 million of net unaffiliated ceded reinsurance recoverables. Of this total, $128 million, or 74%, were with the Company's five largest unaffiliated ceded reinsurers, including $87 million of net unaffiliated ceded reinsurance recoverables which were unsecured.

               New England Life Insurance Company and Subsidiary

  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                Years Ended December 31,
                                                                -----------------------
                                                                 2014     2013    2012
                                                                -------  ------- -------
                                                                     (In millions)
Premiums
 Direct premiums............................................... $    76  $    85 $    88
 Reinsurance ceded.............................................    (27)     (37)    (40)
                                                                -------  ------- -------
   Net premiums................................................ $    49  $    48 $    48
                                                                =======  ======= =======
Universal life and investment-type product policy fees
 Direct universal life and investment-type product policy fees. $   302  $   322 $   324
 Reinsurance ceded.............................................    (44)     (56)    (59)
                                                                -------  ------- -------
   Net universal life and investment-type product policy fees.. $   258  $   266 $   265
                                                                =======  ======= =======
Policyholder benefits and claims
 Direct policyholder benefits and claims....................... $   163  $   164 $   267
 Reinsurance ceded.............................................    (44)     (65)    (92)
                                                                -------  ------- -------
   Net policyholder benefits and claims........................ $   119  $    99 $   175
                                                                =======  ======= =======
Other expenses
 Direct other expenses......................................... $   351  $   254 $   419
 Reinsurance ceded.............................................     (8)      (4)     (4)
                                                                -------  ------- -------
   Net other expenses.......................................... $   343  $   250 $   415
                                                                =======  ======= =======

  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                              December 31,
                                             ----------------------------------------------
                                                       2014                   2013
                                             ------------------------ ---------------------
                                                              Total                  Total
                                                             Balance                Balance
                                             Direct  Ceded    Sheet   Direct Ceded   Sheet
                                             ------ -------- -------- ------ ------ -------
                                                             (In millions)
Assets
Premiums, reinsurance and other receivables. $   65 $  1,009 $  1,074 $   54 $  585 $  639
                                             ====== ======== ======== ====== ====== ======
Liabilities
 Other liabilities.......................... $  321 $    223 $    544 $  275 $   89 $  364
                                             ====== ======== ======== ====== ====== ======

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $389 million and $175 million at December 31, 2014 and 2013, respectively. There were no deposit liabilities on reinsurance at both December 31, 2014 and 2013.

               New England Life Insurance Company and Subsidiary

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Insurance Company USA and MetLife Reinsurance Company of Vermont, all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2014     2013    2012
                                                        -------  ------- -------
                                                             (In millions)
Premiums
 Reinsurance ceded..................................... $   (1)  $   (2) $   (4)
Universal life and investment-type product policy fees
 Reinsurance ceded..................................... $  (16)  $  (17) $  (17)
Policyholder benefits and claims
 Reinsurance ceded..................................... $   (7)  $   (4) $  (23)
Other expenses
 Reinsurance ceded..................................... $   (3)  $     2 $     2

  Information regarding the significant effects of ceded affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                        December 31,
                                                      -----------------
                                                        2014     2013
                                                      -------- --------
                                                        (In millions)
         Assets
         Premiums, reinsurance and other receivables. $    841 $    400
         Liabilities
         Other liabilities........................... $    169 $     33

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $267 million and $208 million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were $157 million, ($334) million and $118 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  In November 2014, the Company partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to an affiliate reinsurer. As a result of this recapture, the significant effects to the Company at December 31, 2014, were increases in cash and cash equivalents for $150 million, as well as a decrease to premiums, reinsurance and other receivables for $150 million.

  Effective November 1, 2014, the Company entered into an agreement to cede 100% of certain variable annuities including guaranteed minimum benefit guarantees on a modified coinsurance basis to MLIC. As a result of this reinsurance agreement, the significant effects to the Company at December 31, 2014 were decreases

               New England Life Insurance Company and Subsidiary in cash and cash equivalents of $232 million, as well as increases in premiums, reinsurance and other receivables for $243 million, and in other liabilities for $137 million. Also, there was a decrease in other revenues of $7 million for the year ended December 31, 2014. Additionally, this agreement contains embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were assets of $157 million at December 31, 2014. Net derivative gains (losses) associated with the embedded derivatives were $38 million for the year ended December 31, 2014.

  The Company may secure certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $811 million and $146 million of unsecured affiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $345 million and $133 million, at December 31, 2014 and 2013, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2014 and 2013.

6. Investments

  See Note 8 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

               New England Life Insurance Company and Subsidiary

Fixed Maturity Securities AFS

 Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector. Included within fixed maturity securities are structured securities including commercial mortgage-backed securities ("CMBS"), residential mortgage-backed securities ("RMBS") and ABS.

                                              December 31, 2014                            December 31, 2013
                                 -------------------------------------------- -------------------------------------------
                                               Gross Unrealized                            Gross Unrealized
                                           ------------------------ Estimated           ----------------------- Estimated
                                 Amortized         Temporary  OTTI    Fair    Amortized        Temporary  OTTI    Fair
                                   Cost     Gains   Losses   Losses   Value     Cost    Gains   Losses   Losses   Value
                                 --------- ------- --------- ------ --------- --------- ------ --------- ------ ---------
                                                                      (In millions)
Fixed maturity securities
U.S. corporate.................. $    705  $    59  $    8   $   -- $    756  $    624  $   50  $    6   $   -- $    668
Foreign corporate...............      336       14       7       --      343       300      13       3       --      310
U.S. Treasury and agency........      153       21      --       --      174       235       1      23       --      213
CMBS............................      110        5       1       --      114        98      --       4       --       94
State and political subdivision.       83       22      --       --      105        82       9      --       --       91
RMBS............................       90        6      --       --       96       152       4       4       --      152
ABS.............................       36        1      --       --       37        63       1      --       --       64
Foreign government..............       15        1      --       --       16        15       1      --       --       16
                                 --------  -------  ------   ------ --------  --------  ------  ------   ------ --------
  Total fixed maturity
   securities................... $  1,528  $   129  $   16   $   -- $  1,641  $  1,569  $   79  $   40   $   -- $  1,608
                                 ========  =======  ======   ====== ========  ========  ======  ======   ====== ========

   The Company held no non-income producing fixed maturity securities at both December 31, 2014 and 2013.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

               New England Life Insurance Company and Subsidiary

 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2014                2013
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $     45  $     46  $     35  $     36
Due after one year through five years......      288       311       227       244
Due after five years through ten years.....      538       556       548       578
Due after ten years........................      421       481       446       440
                                            --------  --------  --------  --------
   Subtotal................................    1,292     1,394     1,256     1,298
Structured securities (CMBS, RMBS and ABS).      236       247       313       310
                                            --------  --------  --------  --------
       Total fixed maturity securities..... $  1,528  $  1,641  $  1,569  $  1,608
                                            ========  ========  ========  ========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. CMBS, RMBS and ABS are shown separately, as they are not due at a single maturity.

               New England Life Insurance Company and Subsidiary

 Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2014                         December 31, 2013
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate...................  $  106     $   3      $  20      $  5     $   87     $   6      $  2      $  --
Foreign corporate................      87         7          9        --         70         3        --         --
U.S. Treasury and agency.........      --        --         --        --        177        23        --         --
CMBS.............................       2        --         24         1         75         4        --         --
State and political subdivision..      --        --         --        --         29        --        --         --
RMBS.............................      15        --         --        --         63         4        --         --
ABS..............................       3        --          5        --         33        --        --         --
Foreign government...............       1        --         --        --          3        --        --         --
                                   ------     -----      -----      ----     ------     -----      ----      -----
 Total fixed maturity
   securities....................  $  214     $  10      $  58      $  6     $  537     $  40      $  2      $  --
                                   ======     =====      =====      ====     ======     =====      ====      =====
Total number of securities in an
  unrealized loss position.......     100                   15                  115                   2
                                   ======                =====               ======                ====

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on

               New England Life Insurance Company and Subsidiary non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

    . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

    . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

    . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

    . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    The amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

               New England Life Insurance Company and Subsidiary

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2014. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities decreased $24 million during the year ended December 31, 2014 from $40 million to $16 million. The decrease in gross unrealized losses for the year ended December 31, 2014, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads.

    At December 31, 2014, there were no gross unrealized losses from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                   December 31,
                                   --------------------------------------------
                                           2014                   2013
                                   --------------------- ----------------------
                                     Carrying     % of     Carrying     % of
                                       Value      Total      Value      Total
                                   ------------- ------- ------------- --------
                                   (In millions)         (In millions)
 Mortgage loans:
  Commercial......................    $   70       53.1%    $   71        57.7%
  Agricultural....................        63        47.7        53         43.1
                                      ------     -------    ------     --------
    Subtotal......................       133       100.8       124        100.8
  Valuation allowances............       (1)       (0.8)       (1)        (0.8)
                                      ------     -------    ------     --------
      Total mortgage loans, net...    $  132      100.0%    $  123       100.0%
                                      ======     =======    ======     ========

 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   At both December 31, 2014 and 2013, the Company had no impaired mortgage loans and all loans were evaluated collectively for credit losses. The valuation allowance for commercial and agricultural mortgage loans were less than $1 million at both December 31, 2014 and 2013.

               New England Life Insurance Company and Subsidiary

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due

               New England Life Insurance Company and Subsidiary under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   All of the commercial mortgage loans held at both December 31, 2014 and 2013 had loan-to-value ratios less than 65% and a debt service coverage ratio greater than 1.2x. The estimated fair value of commercial mortgage loans held at December 31, 2014 and 2013 was $74 million and $72 million, respectively.

 Credit Quality of Agricultural Mortgage Loans

   All of the agricultural mortgage loans held at both December 31, 2014 and 2013 had loan-to-value ratios of less than 65%.

 Past Due and Interest Accrual Status of Mortgage Loans

   The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2014 and 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at both December 31, 2014 and 2013.

 Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. There were no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2014 and 2013.

Other Invested Assets

  Other invested assets is comprised of social investments and freestanding derivatives with positive estimated fair values (see Note 7).

               New England Life Insurance Company and Subsidiary

Cash Equivalents

  The Company did not hold cash equivalents at December 31, 2014. The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $17 million at December 31, 2013.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity securities AFS and the effect on DAC and DSI that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                    Years Ended December 31,
                                                    ------------------------
                                                    2014    2013     2012
                                                     -----   -----   ------
                                                      (In millions)
          Fixed maturity securities................ $ 113   $  39   $  161
          Derivatives..............................    11       2        1
          Short-term investments...................    --      --      (1)
          Amounts allocated from DAC and DSI.......   (4)     (1)      (1)
          Deferred income tax benefit (expense)....  (42)    (14)     (56)
                                                     -----   -----   ------
          Net unrealized investment gains (losses). $  78   $  26   $  104
                                                     =====   =====   ======

  The changes in net unrealized investment gains (losses) were as follows:

                                                          Years Ended December 31,
                                                          ------------------------
                                                          2014     2013    2012
                                                           -----   ------   -----
                                                            (In millions)
    Balance at January 1,................................ $  26   $  104   $  84
    Unrealized investment gains (losses) during the year.    83    (120)      32
    Unrealized investment gains (losses) relating to:
     DAC and DSI.........................................   (3)       --     (2)
     Deferred income tax benefit (expense)...............  (28)       42    (10)
                                                           -----   ------   -----
    Balance at December 31,.............................. $  78   $   26   $ 104
                                                           =====   ======   =====
    Change in net unrealized investment gains (losses)... $  52   $ (78)   $  20
                                                           =====   ======   =====

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2014 and 2013.

               New England Life Insurance Company and Subsidiary

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                December 31,
                                                              -----------------
                                                                2014     2013
                                                              -------- --------
                                                                (In millions)
 Invested assets on deposit (regulatory deposits)............ $      4 $      4
 Invested assets pledged as collateral (1)...................        1        3
                                                              -------- --------
  Total invested assets on deposit and pledged as collateral. $      5 $      7
                                                              ======== ========

--------

(1)The Company has pledged invested assets in connection with derivative transactions (see Note 7).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

  There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013.

               New England Life Insurance Company and Subsidiary

 Unconsolidated VIEs

  The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                               December 31,
                                                 -----------------------------------------
                                                         2014                 2013
                                                 -------------------- --------------------
                                                            Maximum              Maximum
                                                 Carrying  Exposure   Carrying  Exposure
                                                  Amount  to Loss (1)  Amount  to Loss (1)
                                                 -------- ----------- -------- -----------
                                                               (In millions)
Fixed maturity securities AFS:
 Structured securities (CMBS, RMBS and ABS) (2).  $  247    $  247     $  310    $  310
 U.S. corporate.................................      14        14         13        13
Other invested assets...........................      13        13         13        13
Other limited partnership interests.............       5         6          3         4
                                                  ------    ------     ------    ------
 Total..........................................  $  279    $  280     $  339    $  340
                                                  ======    ======     ======    ======

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other invested assets and other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

  As described in Note 13, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2014, 2013 and 2012.

Net Investment Income

  The components of net investment income were as follows:

                                               Years Ended December 31,
                                               -----------------------
                                                2014     2013    2012
                                               -------  ------- -------
                                                    (In millions)
         Investment income:
          Fixed maturity securities........... $    78  $    75 $    75
          Mortgage loans......................       7        6       6
          Policy loans........................      23       23      23
          Other limited partnership interests.       1        2       1
          Other...............................       2        2       1
                                               -------  ------- -------
            Subtotal..........................     111      108     106
          Less: Investment expenses...........       2        2       2
                                               -------  ------- -------
              Net investment income........... $   109  $   106 $   104
                                               =======  ======= =======

               New England Life Insurance Company and Subsidiary

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                         Years Ended December 31,
                                                                         ------------------------
                                                                           2014    2013    2012
                                                                         -------- ------- -------
                                                                              (In millions)
Total gains (losses) on fixed maturity securities:
   OTTI losses on fixed maturity securities recognized in earnings...... $    (1) $    -- $    --
 Fixed maturity securities -- net gains (losses) on sales and disposals.      (4)       9       3
                                                                         -------- ------- -------
   Total net investment gains (losses).................................. $    (5) $     9 $     3
                                                                         ======== ======= =======

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were less than $1 million for each of the years ended December 31, 2014, 2013 and 2012.

Sales or Disposals and Impairments of Fixed Maturity Securities

  Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                              Years Ended December 31,
                                              ------------------------
                                               2014     2013    2012
                                               ------  ------  ------
                                                 (In millions)
              Proceeds....................... $  388   $  393  $  213
                                               ======  ======  ======
              Gross investment gains......... $    4   $   12  $    4
              Gross investment losses........    (8)      (3)     (1)
              OTTI losses....................    (1)       --      --
                                               ------  ------  ------
               Net investment gains (losses). $  (5)   $    9  $    3
                                               ======  ======  ======

Related Party Investment Transactions

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $2 million for each of the years ended December 31, 2014, 2013 and 2012. The Company had affiliated net investment income (loss) of less than $1 million, ($1) million, and less than $1 million for the years ended December 31, 2014, 2013, and 2012, respectively.

               New England Life Insurance Company and Subsidiary

7. Derivatives


Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 8 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

 Credit Derivatives

  The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

  The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

               New England Life Insurance Company and Subsidiary

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                   December 31,
                                                            -----------------------------------------------------------
                                                                         2014                          2013
                                                            ------------------------------ ----------------------------
                                                                      Estimated Fair Value          Estimated Fair Value
                                                                      --------------------          -------------------
                                                             Gross                          Gross
                                                            Notional                       Notional
                          Primary Underlying Risk Exposure   Amount    Assets  Liabilities  Amount  Assets   Liabilities
                          --------------------------------  --------- -------- ----------- -------- -------  -----------
                                                                                   (In millions)
Derivatives Designated as Hedging Instruments
Cash flow hedges:
  Foreign currency swaps. Foreign currency exchange rate... $      83 $     11  $       -- $     42 $     4    $       3
                                                            --------- --------  ---------- -------- -------    ---------
    Total qualifying hedges............................            83       11          --       42       4            3
                                                            --------- --------  ---------- -------- -------    ---------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Foreign currency swaps... Foreign currency exchange rate...        13        1          --       11      --            1
Credit default
 swaps -- purchased...... Credit...........................         3       --          --        4      --           --
Credit default
 swaps -- written........ Credit...........................        33        1          --       33       1           --
                                                            --------- --------  ---------- -------- -------    ---------
   Total non-designated or non-qualifying derivatives...           49        2          --       48       1            1
                                                            --------- --------  ---------- -------- -------    ---------
    Total..............................................     $     132 $     13  $       -- $     90 $     5    $       4
                                                            ========= ========  ========== ======== =======    =========

  Based on gross notional amounts, a portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2014 and 2013. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                Years Ended December 31,
                                               --------------------------
                                                 2014     2013     2012
                                               -------- -------- --------
                                                     (In millions)
       Derivatives and hedging gains (losses). $      2 $      2 $      2
       Embedded derivatives...................      168    (235)      176
                                               -------- -------- --------
        Total net derivative gains (losses)... $    170 $  (233) $    178
                                               ======== ======== ========

               New England Life Insurance Company and Subsidiary

  The Company recognized net investment income from settlement payments related to qualifying hedges of $1 million for each of the years ended December 31, 2014, 2013 and 2012.

  The Company recognized net derivative gains (losses) from settlement payments related to non-qualifying hedges of $1 million for both the years ended December 31, 2014 and 2013. The amount the Company recognized in net derivative gains (losses) from settlement payments related to non-qualifying hedges for the year ended December 31, 2012 was not significant.

Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                       Net Derivative
                                                       Gains (Losses)
                                                       --------------
                                                       (In millions)
          Year Ended December 31, 2014
           Foreign currency exchange rate derivatives.   $        1
           Credit derivatives -- written..............           --
                                                         ----------
             Total....................................   $        1
                                                         ==========
          Year Ended December 31, 2013
           Foreign currency exchange rate derivatives.   $      (1)
           Credit derivatives -- written..............            2
                                                         ----------
             Total....................................   $        1
                                                         ==========
          Year Ended December 31, 2012
           Foreign currency exchange rate derivatives.   $       --
           Credit derivatives -- written..............            1
                                                         ----------
             Total....................................   $        1
                                                         ==========

Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the requirements of cash flow hedging.

  In certain instances, the Company discontinues cash flow hedge accounting when the forecasted transactions are no longer probable of occurring. When such forecasted transactions are not probable of occurring within two months of the anticipated date, the Company reclassifies certain amounts from AOCI into net derivative gains (losses). For the years ended December 31, 2014, 2013 and 2012, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2014, 2013 and 2012.

               New England Life Insurance Company and Subsidiary

  At December 31, 2014 and 2013, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was $11 million and $2 million, respectively.

  For the years ended December 31, 2014, 2013 and 2012, there was $9 million, $1 million and $4 million, respectively, of gains (losses) deferred in AOCI related to foreign currency swaps. For the year ended December 31, 2014, the amount reclassified to net derivative gains (losses) related to foreign currency swaps were not significant. For the years ended December 31, 2013 and 2012, there were no amounts reclassified to net derivative gains (losses) related to foreign currency swaps. For the years ended December 31, 2014 and 2013, there were no amounts reclassified to net investment income related to foreign currency swaps. For the year ended December 31, 2012, the amount reclassified to net investment income related to foreign currency swaps was not significant. For the years ended December 31, 2014, 2013 and 2012, the amounts recognized in net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2014, $3 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $33 million at both December 31, 2014 and 2013. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At both December 31, 2014 and 2013, the Company would have received $1 million to terminate all of these contracts.

               New England Life Insurance Company and Subsidiary

    The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                    December 31,
                                  ---------------------------------------------------------------------------------
                                                    2014                                     2013
                                  ---------------------------------------- ----------------------------------------
                                  Estimated      Maximum                   Estimated      Maximum
                                  Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation         of Credit   Payments under    Average    of Credit   Payments under    Average
of Referenced                      Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)              Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
-------------------------         ---------- ---------------- ------------ ---------- ---------------- ------------
                                         (In millions)                            (In millions)
Baa
Single name credit default swaps
  (corporate)                         $   --          $    --          0.0     $   --          $    --          0.0
Credit default swaps referencing
  indices                                 --               22          5.0         --               22          5.0
                                      ------          -------                  ------          -------
 Subtotal........................         --               22          5.0         --               22          5.0
                                      ------          -------                  ------          -------
B
Single name credit default swaps
  (corporate)                         $   --          $    --          0.0     $   --          $    --          0.0
Credit default swaps referencing
  indices                                  1               11          5.0          1               11          5.0
                                      ------          -------                  ------          -------
 Subtotal........................          1               11          5.0          1               11          5.0
                                      ------          -------                  ------          -------
   Total.........................     $    1          $    33          5.0     $    1          $    33          5.0
                                      ======          =======                  ======          =======

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the

               New England Life Insurance Company and Subsidiary

Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 8 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                    December 31, 2014  December 31, 2013
Derivatives Subject to a Master Netting Arrangement or a Similar   ------------------- ------------------
Arrangement                                                        Assets  Liabilities Assets Liabilities
----------------------------------------------------------------   ------- ----------- ------ -----------
                                                                               (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)................................................ $    12     $    -- $    4      $    4
 OTC-cleared (1)..................................................       1          --      1          --
                                                                   -------     ------- ------      ------
   Total gross estimated fair value of derivatives (1)............      13          --      5           4
Amounts offset on the consolidated balance sheets.................      --          --     --          --
                                                                   -------     ------- ------      ------
Estimated fair value of derivatives presented on the consolidated
  balance sheets (1)..............................................      13          --      5           4
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral....................................................      --          --    (1)         (1)
 OTC-cleared......................................................      --          --     --          --
Cash collateral: (3)
 OTC-bilateral....................................................     (9)          --    (2)          --
 OTC-cleared......................................................     (1)          --    (1)          --
Securities collateral: (4)
 OTC-bilateral....................................................     (1)          --     --         (2)
 OTC-cleared......................................................      --          --     --          --
                                                                   -------     ------- ------      ------
Net amount after application of master netting agreements and
  collateral...................................................... $     2     $    -- $    1      $    1
                                                                   =======     ======= ======      ======

--------

(1)At both December 31, 2014 and 2013, the amount of income or expense accruals reported in accrued investment income or in other liabilities included in derivative assets and derivative liabilities was not significant.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

               New England Life Insurance Company and Subsidiary

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At both December 31, 2014 and 2013, the Company did not receive or provide any excess cash collateral.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2014 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At both December 31, 2014 and 2013, the Company did not receive or provide excess securities collateral for its OTC-bilateral derivatives. At both December 31, 2014 and 2013, the Company provided excess securities collateral with an estimated fair value of $1 million for its OTC-cleared derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

               New England Life Insurance Company and Subsidiary triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided: Fair Value of Incremental Collateral Provided Upon:
                                          -------------------- ---------------------------------------------------
                                                                                          Downgrade in the
                                                                                    Company's Financial Strength
                                                                   One Notch           Rating to a Level that
                         Estimated                                Downgrade in        Triggers Full Overnight
                       Fair Value of                             the Company's          Collateralization or
                     Derivatives in Net      Fixed Maturity    Financial Strength        Termination of the
                   Liability Position (1)      Securities            Rating             Derivative Position
                   ---------------------- -------------------- ------------------   ----------------------------
                                                          (In millions)
December 31, 2014              $       --           $       --          $      --                       $     --
December 31, 2013              $        3           $        2          $      --                       $      1

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                    December 31,
                                                                                  -----------------
                                                           Balance Sheet Location  2014     2013
                                                           ---------------------- ------  ---------
                                                                                    (In millions)
Net embedded derivatives within asset host contracts:
 Ceded guaranteed minimum benefits........................ Premiums, reinsurance
                                                           and other receivables  $  424  $     208
Net embedded derivatives within liability host contracts:
 Direct guaranteed minimum benefits....................... PABs                   $  (10) $    (53)

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                                 ----------------------
                                                  2014      2013    2012
                                                 ------   -------- ------
                                                     (In millions)
         Net derivative gains (losses) (1), (2). $  168   $  (235) $  176

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $3 million, ($8) million and ($16) million for the years ended December 31, 2014, 2013 and 2012, respectively. In addition,

               New England Life Insurance Company and Subsidiary the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were ($13) million, $26 million and $18 million for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)See Note 5 for discussion of affiliated net derivative gains (losses) included in the table above.

8. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

               New England Life Insurance Company and Subsidiary

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                          December 31, 2014
                                                              ------------------------------------------
                                                                 Fair Value Hierarchy
                                                              --------------------------
                                                                                               Total Estimated
                                                              Level 1     Level 2  Level 3       Fair Value
                                                              -------    --------- --------    ---------------
                                                                            (In millions)
Assets
Fixed maturity securities:
 U.S. corporate.............................................. $    --    $     731 $     25          $     756
 Foreign corporate...........................................      --          291       52                343
 U.S. Treasury and agency....................................      78           96       --                174
 CMBS........................................................      --          114       --                114
 State and political subdivision.............................      --          105       --                105
 RMBS........................................................      --           80       16                 96
 ABS.........................................................      --           25       12                 37
 Foreign government..........................................      --           16       --                 16
                                                              -------    --------- --------          ---------
   Total fixed maturity securities...........................      78        1,458      105              1,641
                                                              -------    --------- --------          ---------
Short-term investments.......................................      --           63       --                 63
Derivative assets: (1)
 Foreign currency exchange rate..............................      --           12       --                 12
 Credit......................................................      --            1       --                  1
                                                              -------    --------- --------          ---------
   Total derivative assets...................................      --           13       --                 13
                                                              -------    --------- --------          ---------
Net embedded derivatives within asset host contracts (2).....      --           --      424                424
Separate account assets (3)..................................      --        8,829       --              8,829
                                                              -------    --------- --------          ---------
       Total assets.......................................... $    78    $  10,363 $    529          $  10,970
                                                              =======    ========= ========          =========
Liabilities
Derivative liabilities: (1)
 Foreign currency exchange rate.............................. $    --    $      -- $     --          $      --
                                                              -------    --------- --------          ---------
   Total derivative liabilities..............................      --           --       --                 --
                                                              -------    --------- --------          ---------
Net embedded derivatives within liability host contracts (2).      --           --     (10)               (10)
                                                              -------    --------- --------          ---------
       Total liabilities..................................... $    --    $      -- $   (10)          $    (10)
                                                              =======    ========= ========          =========

               New England Life Insurance Company and Subsidiary

                                                                          December 31, 2013
                                                              -----------------------------------------
                                                                Fair Value Hierarchy
                                                              -------------------------
                                                                                        Total Estimated
                                                              Level 1  Level 2  Level 3   Fair Value
                                                              ------- --------- ------- ---------------
                                                                            (In millions)
Assets
Fixed maturity securities:
 U.S. corporate.............................................. $    -- $     646 $    22     $       668
 Foreign corporate...........................................      --       256      54             310
 U.S. Treasury and agency....................................     142        71      --             213
 CMBS........................................................      --        78      16              94
 State and political subdivision.............................      --        91      --              91
 RMBS........................................................      --       134      18             152
 ABS.........................................................      --        53      11              64
 Foreign government..........................................      --        16      --              16
                                                              ------- --------- -------     -----------
   Total fixed maturity securities...........................     142     1,345     121           1,608
                                                              ------- --------- -------     -----------
Short-term investments.......................................      --        22      --              22
Derivative assets: (1)
 Foreign currency exchange rate..............................      --         4      --               4
 Credit......................................................      --         1      --               1
                                                              ------- --------- -------     -----------
   Total derivative assets...................................      --         5      --               5
                                                              ------- --------- -------     -----------
Net embedded derivatives within asset host contracts (2).....      --        --     208             208
Separate account assets (3)..................................      --     9,298      --           9,298
                                                              ------- --------- -------     -----------
       Total assets.......................................... $   142 $  10,670 $   329     $    11,141
                                                              ======= ========= =======     ===========
Liabilities
Derivative liabilities: (1)
 Foreign currency exchange rate.............................. $    -- $       4 $    --     $         4
                                                              ------- --------- -------     -----------
   Total derivative liabilities..............................      --         4      --               4
                                                              ------- --------- -------     -----------
Net embedded derivatives within liability host contracts (2).      --        --    (53)            (53)
                                                              ------- --------- -------     -----------
       Total liabilities..................................... $    -- $       4 $  (53)     $      (49)
                                                              ======= ========= =======     ===========

--------

(1)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within PABs on the consolidated balance sheets.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

               New England Life Insurance Company and Subsidiary

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Metropolitan Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

               New England Life Insurance Company and Subsidiary

  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

               New England Life Insurance Company and Subsidiary

    The valuation of most instruments listed below are determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

                             Level 2                                 Level 3
Instrument              Observable Inputs                      Unobservable Inputs
---------------------------------------------------------------------------------------------
Fixed Maturity Securities
---------------------------------------------------------------------------------------------
  U.S. corporate and foreign corporate securities
---------------------------------------------------------------------------------------------
              Valuation Techniques: Principally the   Valuation Techniques: Principally the
              market and income approaches.           market approach.
              Key Inputs:                             Key Inputs:
              .  quoted prices in markets that are    .  illiquidity premium
                 not active                           .  delta spread adjustments to
              .  benchmark yields                        reflect specific credit-related
              .  spreads off benchmark yields            issues
              .  new issuances                        .  credit spreads
              .  issuer rating                        .  quoted prices in markets that are
              .  duration                                not active for identical or
              .  trades of identical or comparable       similar securities that are less
                 securities                              liquid and based on lower levels
              .  Privately-placed securities are         of trading activity than
                 valued using the additional key         securities classified in Level 2
                 inputs:                              .  independent non-binding broker
              .  market yield curve                      quotations
              .  call provisions
              .  observable prices and spreads for
                 similar publicly traded or
                 privately traded securities that
                 incorporate the credit quality and
                 industry sector of the issuer
              .  delta spread adjustments to
                 reflect specific credit-related
                 issues
---------------------------------------------------------------------------------------------
  U.S. Treasury and agency, State and political subdivision and Foreign government securities
---------------------------------------------------------------------------------------------
              Valuation Techniques: Principally the   .  N/A
              market approach.
              Key Inputs:
              .  quoted prices in markets that are
                 not active
              .  benchmark U.S. Treasury yield or
                 other yields
              .  the spread off the U.S. Treasury
                 yield curve for the identical
                 security
              .  issuer ratings and issuer spreads
              .  broker-dealer quotes
              .  comparable securities that are
                 actively traded
              .  reported trades of similar
                 securities, including those that
                 are actively traded, and those
                 within the same sub-sector or with
                 a similar maturity or credit rating

               New England Life Insurance Company and Subsidiary

                             Level 2                                 Level 3
Instrument              Observable Inputs                      Unobservable Inputs
---------------------------------------------------------------------------------------------
  Structured securities comprised of CMBS, RMBS and ABS
---------------------------------------------------------------------------------------------
              Valuation Techniques: Principally the   Valuation Techniques: Principally the
              market and income approaches.           market and income approaches.
              Key Inputs:                             Key Inputs:
              .  quoted prices in markets that are    .  credit spreads
                 not active                           .  quoted prices in markets that are
              .  spreads for actively traded             not active for identical or
                 securities                              similar securities that are less
              .  spreads off benchmark yields            liquid and based on lower levels
              .  expected prepayment speeds and          of trading activity than
                 volumes                                 securities classified in Level 2
              .  current and forecasted loss          .  independent non-binding broker
                 severity                                quotations
              .  ratings
              .  weighted average coupon and
                 weighted average maturity
              .  average delinquency rates
              .  geographic region
              .  debt-service coverage ratios
              .  issuance-specific information,
                 including, but not limited to:
              .  collateral type
              .  payment terms of the underlying
                 assets
              .  payment priority within the tranche
              .  structure of the security
              .  deal performance
              .  vintage of loans
---------------------------------------------------------------------------------------------
  Short-term investments
---------------------------------------------------------------------------------------------
              .  Short-term investments are of a      .  N/A
                 similar nature and class to the
                 fixed maturity securities
                 described above; accordingly, the
                 valuation techniques and
                 observable inputs used in their
                 valuation are also similar to
                 those described above.
---------------------------------------------------------------------------------------------
  Separate Account Assets (1)
---------------------------------------------------------------------------------------------
              Key Input:
              .  quoted prices or reported net        .  N/A
                 asset value provided by the fund
                 managers

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets which include mutual funds and hedge funds.

               New England Life Insurance Company and Subsidiary

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

               New England Life Insurance Company and Subsidiary

  Freestanding Derivatives Valuation Techniques and Key Inputs

   Level 2 includes all types of derivatives utilized by the Company.

    Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques. Key inputs are as follows:

                                                 Foreign Currency
             Instrument                            Exchange Rate                             Credit
--------------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 by            .  swap yield curve                    .  swap yield curve
  instrument type                      .  basis curves                        .  credit curves
                                       .  currency spot rates                 .  recovery rates
                                       .  cross currency basis curves

 Embedded Derivatives

   Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

               New England Life Insurance Company and Subsidiary

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and guaranteed minimum benefits" and also include counterparty credit spreads.

Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

               New England Life Insurance Company and Subsidiary

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2014 and 2013.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

               New England Life Insurance Company and Subsidiary

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                                   December 31, 2014
                                                                                               --------------------------
                                                                       Significant                               Weighted
                                   Valuation Techniques            Unobservable Inputs             Range        Average (1)
                               ----------------------------- --------------------------------- -------------    -----------
Fixed maturity securities (3)
 U.S. corporate and foreign     Matrix pricing                Delta spread adjustments (4)       (25) -     70       19
  corporate...................  Market pricing                Quoted prices (5)                   18  -    101       98
                               ---------------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)                  91  -     95       92
                               ---------------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)                  100  -    102      101
                                Consensus pricing             Offered quotes (5)                 100  -    106      101
                               ---------------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed
  minimum benefits............  Option pricing techniques     Mortality rates:
                                                                 Ages 0-40                         0% -   0.10%
                                                                 Ages 41-60                     0.04% -   0.65%
                                                                 Ages 61-115                    0.26% -    100%
                                                              Lapse rates:
                                                                 Durations 1-10                 0.50% -    100%
                                                                 Durations 11-20                   3% -    100%
                                                                 Durations 21-116                  3% -    100%
                                                              Utilization rates                   20% -     50%
                                                              Withdrawal rates                  0.07% -     10%
                                                              Long-term equity volatilities    17.40% -     25%
                                                              Nonperformance risk spread        0.03% -   0.46%
                               ---------------------------------------------------------------------------------------------

                                                                                                   December 31, 2013
                                                                                               --------------------------
                                                                       Significant                               Weighted
                                   Valuation Techniques            Unobservable Inputs             Range        Average (1)
                               ----------------------------- --------------------------------- -------------    -----------
Fixed maturity securities (3)
 U.S. corporate and foreign     Matrix pricing                Delta spread adjustments (4)       (10) -     30       19
  corporate...................  Market pricing                Quoted prices (5)                   97  -    122      101
                               ---------------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)
                               ---------------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)                  100  -    101      101
                                Consensus pricing             Offered quotes (5)                  97  -    106       99
                               ---------------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed
  minimum benefits............  Option pricing techniques     Mortality rates:
                                                                 Ages 0-40                         0% -   0.10%
                                                                 Ages 41-60                     0.04% -   0.65%
                                                                 Ages 61-115                    0.26% -    100%
                                                              Lapse rates:
                                                                 Durations 1-10                 0.50% -    100%
                                                                 Durations 11-20                   3% -    100%
                                                                 Durations 21-116                  3% -    100%
                                                              Utilization rates                   20% -     50%
                                                              Withdrawal rates                  0.07% -     10%
                                                              Long-term equity volatilities    17.40% -     25%
                                                              Nonperformance risk spread        0.03% -   0.44%
                               ---------------------------------------------------------------------------------------------

                                                                                                 Impact of
                                                                                                Increase in
                                                                                                 Input on
                                                                       Significant               Estimated
                                   Valuation Techniques            Unobservable Inputs         Fair Value (2)
                               ----------------------------- --------------------------------- --------------
Fixed maturity securities (3)
 U.S. corporate and foreign     Matrix pricing                Delta spread adjustments (4)       Decrease
  corporate...................  Market pricing                Quoted prices (5)                  Increase
                               -------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)               Increase (6)
                               -------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)                Increase (6)
                                Consensus pricing             Offered quotes (5)               Increase (6)
                               -------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed
  minimum benefits............  Option pricing techniques     Mortality rates:
                                                                 Ages 0-40                     Decrease (7)
                                                                 Ages 41-60                    Decrease (7)
                                                                 Ages 61-115                   Decrease (7)
                                                              Lapse rates:
                                                                 Durations 1-10                Decrease (8)
                                                                 Durations 11-20               Decrease (8)
                                                                 Durations 21-116              Decrease (8)
                                                              Utilization rates                Increase (9)
                                                              Withdrawal rates                     (10)
                                                              Long-term equity volatilities    Increase (11)
                                                              Nonperformance risk spread       Decrease (12)
                               -------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

               New England Life Insurance Company and Subsidiary

(7)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(8)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(10)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(11)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

               New England Life Insurance Company and Subsidiary

    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                                       -----------------------------------------------------       Net
                                                         U.S.       Foreign                                     Embedded
                                                       Corporate   Corporate    CMBS      RMBS       ABS     Derivatives (6)
                                                       ---------   ---------    -------   -------   -------  ---------------
                                                                              (In millions)
Year Ended December 31, 2014
Balance at January 1,.................................  $    22     $    54    $    16   $    18   $    11      $    261
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................       --          --         --        --        --            --
   Net investment gains (losses)......................      (1)          --         --        --        --            --
   Net derivative gains (losses)......................       --          --         --        --        --           168
  OCI.................................................       --          --         --        --        --            --
Purchases (3).........................................       12           7         --         5        11            --
Sales (3).............................................       --         (1)         --       (8)      (10)            --
Issuances (3).........................................       --          --         --        --        --            --
Settlements (3).......................................       --          --         --        --        --             5
Transfers into Level 3 (4)............................        1          --         --         1        --            --
Transfers out of Level 3 (4)..........................      (9)         (8)       (16)        --        --            --
                                                        -------     -------     -------   -------   -------     --------
Balance at December 31,...............................  $    25     $    52    $    --   $    16   $    12      $    434
                                                        =======     =======     =======   =======   =======     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income..............................  $    --     $    --    $    --   $    --   $    --      $     --
   Net investment gains (losses)......................  $   (1)     $    --    $    --   $    --   $    --      $     --
   Net derivative gains (losses)......................  $    --     $    --    $    --   $    --   $    --      $    174

               New England Life Insurance Company and Subsidiary

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                                       -----------------------------------------------------       Net
                                                         U.S.       Foreign                                     Embedded
                                                       Corporate   Corporate    CMBS      RMBS       ABS     Derivatives (6)
                                                       ---------   ---------    -------   -------   -------  ---------------
                                                                              (In millions)
Year Ended December 31, 2013
Balance at January 1,.................................  $    27     $    27    $     2   $    11   $    16      $    487
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................       --          --         --        --        --            --
   Net investment gains (losses)......................       --          --         --        --        --            --
   Net derivative gains (losses)......................       --          --         --        --        --         (235)
  OCI.................................................       --          --        (1)        --        --            --
Purchases (3).........................................       12          16         15        11        10            --
Sales (3).............................................      (6)          --         --       (9)       (5)            --
Issuances (3).........................................       --          --         --        --        --            --
Settlements (3).......................................       --          --         --        --        --             9
Transfers into Level 3 (4)............................       --          14         --         5        --            --
Transfers out of Level 3 (4)..........................     (11)         (3)         --        --      (10)            --
                                                        -------     -------     -------   -------   -------     --------
Balance at December 31,...............................  $    22     $    54    $    16   $    18   $    11      $    261
                                                        =======     =======     =======   =======   =======     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income..............................  $    --     $    --    $    --   $    --   $    --      $     --
   Net investment gains (losses)......................  $    --     $    --    $    --   $    --   $    --      $     --
   Net derivative gains (losses)......................  $    --     $    --    $    --   $    --   $    --      $  (229)

               New England Life Insurance Company and Subsidiary

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                                       -----------------------------------------------------       Net
                                                         U.S.       Foreign                                     Embedded
                                                       Corporate   Corporate    CMBS      RMBS       ABS     Derivatives (6)
                                                       ---------   ---------    -------   -------   -------  ---------------
                                                                              (In millions)
Year Ended December 31, 2012
Balance at January 1,.................................  $    20     $    --    $    --   $    --   $     1      $    303
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................       --          --         --         1        --            --
   Net investment gains (losses)......................       --          --         --        --        --            --
   Net derivative gains (losses)......................       --          --         --        --        --           176
  OCI.................................................        1          --         --        --        --            --
Purchases (3).........................................       12          27          2        10        15            --
Sales (3).............................................      (6)          --       (24)        --        --            --
Issuances (3).........................................       --          --         --        --        --            --
Settlements (3).......................................       --          --         --        --        --             8
Transfers into Level 3 (4)............................       --          --         24        --        --            --
Transfers out of Level 3 (4)..........................       --          --         --        --        --            --
                                                        -------     -------     -------   -------   -------     --------
Balance at December 31,...............................  $    27     $    27    $     2   $    11   $    16      $    487
                                                        =======     =======     =======   =======   =======     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income..............................  $    --     $    --    $    --   $    --   $    --      $     --
   Net investment gains (losses)......................  $    --     $    --    $    --   $    --   $    --      $     --
   Net derivative gains (losses)......................  $    --     $    --    $    --   $    --   $    --      $    179

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under derivative transactions. The estimated

               New England Life Insurance Company and Subsidiary fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

    The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                      December 31, 2014
                                 ------------------------------------------------------------
                                                 Fair Value Hierarchy
                                          -----------------------------------
                                 Carrying                                     Total Estimated
                                  Value       Level 1     Level 2     Level 3   Fair Value
                                 -------- ----------- ----------- ----------- ---------------
                                                        (In millions)
Assets
Mortgage loans.................. $    132  $      --   $      --  $      140    $      140
Policy loans.................... $    422  $      --   $      28  $      576    $      604
Premiums, reinsurance and other
  receivables................... $    389  $      --   $      --  $      418    $      418
Other assets.................... $      2  $      --   $      --  $        2    $        2
Liabilities
PABs............................ $    142  $      --   $      --  $      150    $      150
Other liabilities............... $     97  $      --   $      51  $       46    $       97
Separate account liabilities.... $      3  $      --   $       3  $       --    $        3

                                                      December 31, 2013
                                 ------------------------------------------------------------
                                                 Fair Value Hierarchy
                                          -----------------------------------
                                 Carrying                                     Total Estimated
                                  Value     Level 1     Level 2     Level 3     Fair Value
                                 -------- ----------- ----------- ----------- ---------------
                                                        (In millions)
Assets
Mortgage loans.................. $    123  $      --   $      --  $      128    $      128
Policy loans.................... $    416  $      --   $      24  $      506    $      530
Premiums, reinsurance and other
  receivables................... $    175  $      --   $      --  $      182    $      182
Other assets.................... $      4  $      --   $      --  $        3    $        3
Liabilities
PABs............................ $    140  $      --   $      --  $      146    $      146
Other liabilities............... $     44  $      --   $      --  $       44    $       44
Separate account liabilities.... $      7  $      --   $       7  $       --    $        7

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

               New England Life Insurance Company and Subsidiary

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are comprised of certain amounts recoverable under reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

 Other Assets

   Other assets are comprised of receivables from agencies for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the Company's lending rate, at the end of the reporting period, for loans issued to agencies.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Other Liabilities

   Other liabilities consist of funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements and are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

               New England Life Insurance Company and Subsidiary

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

9. Equity

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger levels or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for NELICO was in excess of 1,300% for all periods presented.

  NELICO prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of NELICO.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by NELICO are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  The table below present amounts from NELICO, which are derived from the most recent statutory-basis financial statements as filed with the Massachusetts State Division of Insurance.

               New England Life Insurance Company and Subsidiary

  Statutory net income (loss) was as follows:

                                                         Years Ended December 31,
   -                                                     ------------------------
   Company                             State of Domicile  2014     2013    2012
   ----------------------------------- -----------------  ------   ------  -----
                                                            (In millions)
   New England Life Insurance Company.   Massachusetts   $  303   $  103   $  79

  Statutory capital and surplus was as follows at:

                                                   December 31,
               -                                   -------------
               Company                              2014   2013
               ----------------------------------- ------ ------
                                                   (In millions)
               New England Life Insurance Company. $  675 $  571

Dividend Restrictions

  The table below sets forth dividends permitted to be paid by NELICO without insurance regulatory approval and dividends paid:

                                             2015        2014       2013
     -                                   ------------ ----------- --------
                                          Permitted
                                           Without
     Company                             Approval (1)  Paid (2)   Paid (2)
     ----------------------------------- ------------ ----------- --------
                                                   (In millions)
     New England Life Insurance Company.   $    199   $    227(3) $    77

--------

(1)Reflects dividend amounts that may be paid during 2015 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over a rolling 12-month period, if paid before a specified date during 2015, some or all of such dividends may require regulatory approval.

(2)Includes all amounts paid, including those requiring regulatory approval.

(3)During December 2014, NELICO distributed shares of its former subsidiary, NES, to MLIC as an extraordinary in-kind dividend of $113 million, as calculated on a statutory basis and also paid an extraordinary cash dividend to Metropolitan Life Insurance Company in the amount of $114 million.

  Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MLIC as long as the aggregate amount of the dividend, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of:
(i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to MLIC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Massachusetts Commissioner") and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

               New England Life Insurance Company and Subsidiary

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                      Unrealized
                                                   Investment Gains     Unrealized      Defined
                                                   (Losses), Net of   Gains (Losses) Benefit Plans
                                                  Related Offsets (1) on Derivatives  Adjustment    Total
                                                  ------------------- -------------- ------------- -------
                                                                       (In millions)
Balance at December 31, 2011.....................       $    87         $     (3)       $ (35)     $    49
OCI before reclassifications.....................            31                 4         (13)          22
Deferred income tax benefit (expense)............          (10)               (1)            4         (7)
                                                        -------         ---------       ------     -------
 OCI before reclassifications, net of income tax.           108                --         (44)          64
Amounts reclassified from AOCI...................           (5)                --          (6)        (11)
Deferred income tax benefit (expense)............             1                --            2           3
                                                        -------         ---------       ------     -------
 Amounts reclassified from AOCI, net of income
   tax...........................................           (4)                --          (4)         (8)
                                                        -------         ---------       ------     -------
Balance at December 31, 2012.....................       $   104         $      --       $ (48)     $    56
OCI before reclassifications.....................         (110)                 1           46        (63)
Deferred income tax benefit (expense)............            39                --         (16)          23
                                                        -------         ---------       ------     -------
 OCI before reclassifications, net of income tax.            33                 1         (18)          16
Amounts reclassified from AOCI...................          (11)                --          (6)        (17)
Deferred income tax benefit (expense)............             3                --            2           5
                                                        -------         ---------       ------     -------
 Amounts reclassified from AOCI, net of income
   tax...........................................           (8)                --          (4)        (12)
                                                        -------         ---------       ------     -------
Balance at December 31, 2013.....................       $    25         $       1       $ (22)     $     4
OCI before reclassifications.....................            66                 9            6          81
Deferred income tax benefit (expense)............          (23)               (3)          (2)        (28)
                                                        -------         ---------       ------     -------
 OCI before reclassifications, net of income tax.            68                 7         (18)          57
Amounts reclassified from AOCI...................             5                --            5          10
Deferred income tax benefit (expense)............           (2)                --          (2)         (4)
                                                        -------         ---------       ------     -------
 Amounts reclassified from AOCI, net of income
   tax...........................................             3                --            3           6
                                                        -------         ---------       ------     -------
Balance at December 31, 2014.....................       $    71         $       7       $ (15)     $    63
                                                        =======         =========       ======     =======

--------

(1)See Note 6 for information on offsets to investments related to DAC and DSI.

               New England Life Insurance Company and Subsidiary

  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                            Consolidated Statement of Operations and
AOCI Components                              Amounts Reclassified from AOCI  Comprehensive Income (Loss) Location
------------------------------------------   -----------------------------  ----------------------------------------
                                               Years Ended December 31,
                                             -----------------------------
                                                2014       2013      2012
                                             ----------  --------- --------
                                                     (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains
   (losses)................................. $      (5)  $      10 $      4 Net investment gains (losses)
  Net unrealized investment gains
   (losses).................................         --          1        1 Net investment income
                                             ----------  --------- --------
    Net unrealized investment gains
     (losses), before income tax............        (5)         11        5
    Income tax (expense) benefit............          2        (3)      (1)
                                             ----------  --------- --------
    Net unrealized investment gains
     (losses), net of income tax............ $      (3)  $       8 $      4
                                             ==========  ========= ========
Defined benefit plans adjustment: (1).......
  Amortization of net actuarial gains
   (losses)................................. $      (1)  $       2 $      2
  Amortization of prior service (costs)
   credit...................................        (4)          4        4
                                             ----------  --------- --------
    Amortization of defined benefit plan
     items, before income tax...............        (5)          6        6
    Income tax (expense) benefit............          2        (2)      (2)
                                             ----------  --------- --------
    Amortization of defined benefit plan
     items, net of income tax............... $      (3)  $       4 $      4
                                             ==========  ========= ========
Total reclassifications, net of income
 tax........................................ $      (6)  $      12 $      8
                                             ==========  ========= ========

--------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 11.

               New England Life Insurance Company and Subsidiary

10. Other Expenses


  Information on other expenses was as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2014     2013    2012
                                                            ------  ------  ------
                                                              (In millions)
 Compensation............................................. $   11   $   24  $   15
 Pension, postretirement and postemployment benefit costs.     27       19      28
 Commissions..............................................    170      178     195
 Volume-related costs.....................................      3        2      11
 Capitalization of DAC....................................   (20)      (6)    (25)
 Amortization of DAC......................................     89     (24)     132
 Premium taxes, licenses and fees.........................      8        8      10
 Professional services....................................      2        3       3
 Other....................................................     53       46      46
                                                            ------  ------  ------
  Total other expenses.................................... $  343   $  250  $  415
                                                            ======  ======  ======

Capitalization and Amortization of DAC

  See Note 4 for additional information on DAC including impacts of capitalization and amortization.

Affiliated Expenses

  Commissions and volume-related costs include the impact of affiliated reinsurance transactions. See Notes 5 and 14 for a discussion of affiliated expenses included in the table above.

11. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

  The Company's employees, sales representatives and retirees participate in funded qualified and unfunded non-qualified defined benefit pension plans and other postretirement plans sponsored by MLIC. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. The non-qualified pension plan provides supplemental benefits to certain executive level employees and retirees.

   The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through a plan sponsored by MLIC. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

               New England Life Insurance Company and Subsidiary

   The Company is allocated both pension and other postretirement expenses from MLIC associated with benefits provided to its employees and does not bear direct obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets or the additional disclosure below. The Company's share of pension expense was $2 million, $3 million and $12 million for the years ended December 31, 2014, 2013 and 2012, respectively. In addition, the Company's share of net other postretirement expense was less than $1 million, less than ($1) million and ($1) million for the years ended December 31, 2014, 2013 and 2012, respectively. The combined allocated pension and other postretirement benefit expenses are included in the accompanying consolidated statements of operations.

   In addition, the Company sponsors a qualified and a non-qualified defined benefit pension plan, as well as other postretirement benefit plans. The obligations and related net periodic benefit expense associated with these plans are included in the consolidated financial statements and the additional disclosures below. Effective December 31, 2014, the Company sponsored pension and other postretirement plans were amended to eliminate benefit accruals prospectively. A limited group of active participants continue to have the opportunity to earn eligibility requirements to receive certain benefits in certain pension and other postretirement plans with continuing active service.

               New England Life Insurance Company and Subsidiary

  Obligations and Funded Status

                                                                     December 31,
                                                -------------------------------------------------------
                                                           2014                        2013
                                                --------------------------- ---------------------------
                                                                 Other                       Other
                                                  Pension    Postretirement   Pension    Postretirement
                                                Benefits (1)    Benefits    Benefits (1)    Benefits
                                                ------------ -------------- ------------ --------------
                                                                     (In millions)
Change in benefit obligations
Benefit obligations at January 1,..............   $    193      $    32       $    219      $    42
 Service costs.................................          4            1              5            1
 Interest costs................................          9            1              9            1
 Plan participants' contributions..............         --            2             --            2
 Net actuarial (gains) losses..................         39            5           (32)         (10)
 Change in benefits and other..................       (13)          (7)             --           --
 Benefits paid.................................        (9)          (4)            (8)          (4)
                                                  --------      -------       --------      -------
Benefit obligations at December 31,............        223           30            193           32
                                                  --------      -------       --------      -------
Change in plan assets
Fair value of plan assets at January 1,........        133           --            123           --
 Actual return on plan assets..................         22           --            (2)           --
 Plan participants' contributions..............         --            2             --            2
 Employer contributions........................          8            2             20            2
 Benefits paid.................................        (9)          (4)            (8)          (4)
                                                  --------      -------       --------      -------
Fair value of plan assets at December 31,......        154           --            133           --
                                                  --------      -------       --------      -------
   Over (under) funded status at December 31,..   $   (69)      $  (30)       $   (60)      $  (32)
                                                  ========      =======       ========      =======
Amounts recognized in the consolidated balance
  sheets
 Other liabilities.............................   $   (69)      $  (30)       $   (60)      $  (32)
                                                  ========      =======       ========      =======
AOCI
 Net actuarial (gains) losses..................   $     24      $   (4)       $     13      $   (5)
 Prior service costs (credit)..................         --            2             17            8
                                                  --------      -------       --------      -------
   AOCI, before income tax.....................   $     24      $   (2)       $     30      $     3
                                                  ========      =======       ========      =======
Accumulated benefit obligation.................   $    223          N/A       $    177          N/A
                                                  ========                    ========

--------

(1)Includes non-qualified unfunded plans, for which the aggregate PBO was $65 million and $58 million at December 31, 2014 and 2013, respectively.

               New England Life Insurance Company and Subsidiary

   Information for pension plans with an accumulated benefit obligation in excess of plan assets was as follows at:

                                                  December 31,
                                                 --------------
                                                  2014   2013
                                                 ------ -------
                                                 (In millions)
                Projected benefit obligations... $  223 $    58
                Accumulated benefit obligations. $  223 $    51
                Fair value of plan assets....... $  154 $    --

   The PBO exceeded assets for all pension plans at December 31, 2014 and 2013.

  Net Periodic Benefit Costs

   Net periodic benefit costs are determined using management estimates and actuarial assumptions to derive service costs, interest costs and expected return on plan assets for a particular year. Net periodic benefit costs also includes the applicable amortization of net actuarial (gains) losses and amortization of any prior service costs (credit).

   The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firms, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

   Net periodic pension costs and net periodic other postretirement benefit plan costs are comprised of the following:

    . Service Costs -- Service costs are the increase in the projected (expected) PBO resulting from benefits payable to employees of the Company on service rendered during the current year.

    . Interest Costs -- Interest costs are the time value adjustment on the projected (expected) PBO at the end of each year.

    . Settlement and Curtailment Costs -- The aggregate amount of net (gains) losses recognized in net periodic benefit costs is due to settlements and curtailments. Settlements result from actions that relieve/eliminate the plan's responsibility for benefit obligations or risks associated with the obligations or assets used for the settlement. Curtailments result from an event that significantly reduces/eliminates plan participants' expected years of future services or benefit accruals.

    . Expected Return on Plan Assets -- Expected return on plan assets is the assumed return earned by the accumulated pension and other postretirement fund assets in a particular year.

    . Amortization of Net Actuarial (Gains) Losses -- Actuarial gains and losses result from differences between the actual experience and the expected experience on pension and other postretirement plan assets or projected (expected) PBO during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension and other postretirement benefit costs over the expected service years of the employees.

               New England Life Insurance Company and Subsidiary

    . Amortization of Prior Service Costs (Credit) -- These costs relate to the recognition of increases or decreases in pension and other postretirement benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in AOCI at the time of the amendment. These costs are then amortized to pension and other postretirement benefit costs over the expected service years of the employees affected by the change.

  The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                         Years Ended December 31,
                                  -----------------------------------------------------------------------
                                           2014                    2013                    2012
                                  ----------------------- ----------------------- -----------------------
                                               Other                   Other                   Other
                                  Pension  Postretirement Pension  Postretirement Pension  Postretirement
                                  Benefits    Benefits    Benefits    Benefits    Benefits    Benefits
                                  -------- -------------- -------- -------------- -------- --------------
                                                               (In millions)
Net periodic benefit costs
 Service costs...................  $    4      $    1      $    5      $    1      $    5      $    3
 Interest costs..................       9           1           9           1           9           2
 Settlement and curtailment
   costs (1).....................      14           2          --          --          --          --
 Expected return on plan
   assets........................     (7)          --         (7)          --         (7)          --
 Amortization of net actuarial
   (gains) losses................       1          --           2          --           2          --
 Amortization of prior service
   costs (credit)................       1           3           2           2           2           2
                                   ------      ------      ------      ------      ------      ------
   Total net periodic benefit
     costs (credit)..............      22           7          11           4          11           7
                                   ------      ------      ------      ------      ------      ------
Other changes in plan assets and
  benefit obligations recognized
  in OCI
 Net actuarial (gains) losses....      12           1        (24)        (10)          23           2
 Prior service costs (credit)....    (16)         (3)          --          --          --          --
 Amortization of net actuarial
   (gains) losses................     (1)          --         (2)          --         (2)          --
 Amortization of prior service
   (costs) credit................     (1)         (3)         (2)         (2)         (2)         (2)
                                   ------      ------      ------      ------      ------      ------
 Total recognized in OCI.........     (6)         (5)        (28)        (12)          19          --
                                   ------      ------      ------      ------      ------      ------
   Total recognized in net
     periodic benefit costs and
     OCI.........................  $   16      $    2      $ (17)      $  (8)      $   30      $    7
                                   ======      ======      ======      ======      ======      ======

--------

(1)The Company sponsored pension and other postretirement plans were amended effective December 31, 2014.

               New England Life Insurance Company and Subsidiary

    The estimated net actuarial (gains) losses and prior service costs (credit) for the pension plans and the defined benefit other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $2 million and $0, and less than $1 million and $1 million, respectively.

  Assumptions

   Assumptions used in determining benefit obligations were as follows at:

                                                      December 31,
                                --------------------------------------------------------
                                            2014                         2013
                                ---------------------------  ---------------------------
                                                  Other                        Other
                                  Pension     Postretirement   Pension     Postretirement
                                  Benefits       Benefits      Benefits       Benefits
                                ------------  -------------- ------------  --------------
Weighted average discount rate.     4.10%          4.10%         5.15%          5.15%
Rate of compensation increase.. 4.50% - 5.00%       N/A      4.50% - 5.00%       N/A

   Assumptions used in determining net periodic benefit costs were as follows:

                                                      Years Ended December 31,
                    --------------------------------------------------------------------------------------------
                                   2014                            2013                         2012
                    ---------------------------------- ---------------------------- ----------------------------
                                            Other                        Other                        Other
                         Pension        Postretirement   Pension     Postretirement   Pension     Postretirement
                         Benefits          Benefits      Benefits       Benefits      Benefits       Benefits
                    ------------------- -------------- ------------- -------------- ------------- --------------
Weighted average
  discount rate.... 5.15% and 4.45% (1)     5.15%          4.20%         4.20%          4.95%         4.95%
Weighted average
  expected rate of
  return on plan
  assets...........        5.75%             N/A           5.75%          N/A           6.25%          N/A
Rate of
  compensation
  increase.........    4.50% - 5.00%         N/A       4.50% - 5.00%      N/A       4.50% - 5.00%      N/A

--------

(1)As a result of the Company sponsored pension plan amendments, a discount rate of 5.15% was used for the period January 1, 2014 through July 31, 2014, and a discount rate of 4.45% was used for the period August 1, 2014 through December 31, 2014.

   The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

   The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

               New England Life Insurance Company and Subsidiary

   The expected rate of return on plan assets for use in that plan's valuation in 2015 is currently anticipated to be 5.75% for pension benefits.

   The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                       December 31,
                                       -----------------------------------------------------------------------------
                                                       2014                                    2013
                                       -------------------------------------   -------------------------------------
Pre-and Post-Medicare eligible claims  5.7% for Pre-Medicare in 2015,          6.2% for Pre-Medicare and 7.8% for
                                       decreasing over time until 2083         Post-Medicare in 2014, decreasing
                                       reaching the ultimate rate of 4.5%.     over time until 2083 for Pre-Medicare
                                       19.7% for Post-Medicare in 2015,        and 2021 for Post-Medicare reaching
                                       decreasing to 14.2% for 2017 after      the ultimate rate of 4.5% for
                                       which the rate is no longer applied     Pre-Medicare and Post-Medicare.
                                       as projected employer costs will have
                                       reached the plan cap.

   Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% increase in the assumed healthcare costs trend rates would increase total service and interest costs components and APBO by less than $1 million. A 1% decrease in the assumed healthcare costs trend rates would decrease total service and interest costs components and APBO by less than $1 million.

   As of December 31, 2014, the improved mortality rate assumption used for all pension and postretirement benefit plans is the RP-2000 healthy mortality table projected generationally using 175% of Scale AA. The mortality rate assumption was revised based upon the results of a comprehensive study of MetLife's demographic experience and reflects the current best estimate of expected mortality rates for MetLife's participant population. Prior to December 31, 2014, the mortality rate assumption used to value the benefit obligations and net periodic benefit cost for these plans was the RP-2000 healthy mortality table projected generationally using 100% of Scale AA.

  Plan Assets

   The pension plan assets are categorized into a three-level fair value hierarchy, as defined in Note 8,based upon the significant input with the lowest level in its valuation. The following summarizes the types of assets included within the three-level fair value hierarchy presented below.

                Level 1  This category includes separate
                         accounts that are invested in fixed
                         maturity securities, equity
                         securities and short-term investments
                         which have unadjusted quoted market
                         prices in active markets for
                         identical assets and liabilities.

                Level 2  This category includes certain
                         separate accounts that are primarily
                         invested in liquid and readily
                         marketable securities. The estimated
                         fair value of such separate account
                         is based upon reported NAV provided
                         by fund managers and this value
                         represents the amount at which
                         transfers into and out of the
                         respective separate account are
                         effected. These separate accounts
                         provide reasonable levels of price
                         transparency and can be corroborated
                         through observable market data.
                         Directly held investments are
                         primarily invested in U.S. and
                         foreign government and corporate
                         securities.

               New England Life Insurance Company and Subsidiary

                Level 3  This category includes separate
                         accounts that are invested in fixed
                         maturity securities that provide
                         little or no price transparency due
                         to the infrequency with which the
                         underlying assets trade and generally
                         require additional time to liquidate
                         in an orderly manner. Accordingly,
                         the values for separate accounts
                         invested in these alternative asset
                         classes are based on inputs that
                         cannot be readily derived from or
                         corroborated by observable market
                         data.
                         Certain separate accounts are
                         invested in investment partnerships
                         designated as hedge funds. The values
                         for these separate accounts is
                         determined monthly based on the NAV
                         of the underlying hedge fund
                         investment. Additionally, such hedge
                         funds generally contain lock out or
                         other waiting period provisions for
                         redemption requests to be filled.
                         While the reporting and redemption
                         restrictions may limit the frequency
                         of trading activity in separate
                         accounts invested in hedge funds, the
                         reported NAV, and thus the referenced
                         value of the separate account,
                         provides a reasonable level of price
                         transparency that can be corroborated
                         through observable market data.

  The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

  The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plan (the "Invested Plan") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.

  The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward
(i) maximizing the Invested Plan's funded status; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

               New England Life Insurance Company and Subsidiary

  Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

  The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2014 for the Invested Plans:

                                                  December 31,
                                               ------------------------
                                                   2014        2013
                                               ---------------  -----
                                               Target Actual Allocation
                                               ------ -----------------
               Asset Class
                Fixed maturity securities (1).   75%    79%      78%
                Equity securities (2).........   12%    18%      21%
                Alternative securities (3)....   13%     3%       1%
                                                       -----    -----
                  Total assets................         100%     100%
                                                       =====    =====

--------

(1)Fixed maturity securities include primarily collateralized mortgage obligations, corporate, federal agency, foreign bonds, mortgage-backed securities, municipals and U.S. government bonds.
(2)Equity securities primarily include common stock of U.S. companies.
(3)Alternative securities primarily include other investments.

               New England Life Insurance Company and Subsidiary

  The pension plan assets measured at estimated fair value on a recurring basis were determined as described in "-- Plan Assets." These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                 December 31, 2014
                                      ---------------------------------------
                                       Fair Value Hierarchy
                                      -----------------------
                                                              Total Estimated
                                      Level 1 Level 2 Level 3   Fair Value
                                      ------- ------- ------- ---------------
                                                   (In millions)
  Assets
  Fixed maturity securities:
   Corporate......................... $   --  $   49  $    1    $          50
   U.S. government bonds.............     32       7      --               39
   Foreign bonds.....................     --      15      --               15
   Federal agencies..................     --       8      --                8
   Municipals........................     --       3      --                3
   Other (1).........................     --       7      --                7
                                      ------  ------  ------    -------------
     Total fixed maturity securities.     32      89       1              122
                                      ------  ------  ------    -------------
  Equity securities:
   Common stock -- domestic..........     27      --      --               27
   Common stock -- foreign...........      1      --      --                1
                                      ------  ------  ------    -------------
     Total equity securities.........     28      --      --               28
                                      ------  ------  ------    -------------
  Short-term investments.............      2       2      --                4
                                      ------  ------  ------    -------------
       Total assets.................. $   62  $   91  $    1    $         154
                                      ======  ======  ======    =============

               New England Life Insurance Company and Subsidiary

                                                 December 31, 2013
                                      ---------------------------------------
                                       Fair Value Hierarchy
                                      -----------------------
                                                              Total Estimated
                                      Level 1 Level 2 Level 3   Fair Value
                                      ------- ------- ------- ---------------
                                                   (In millions)
  Assets
  Fixed maturity securities:
   Corporate......................... $   --  $   41  $    1    $          42
   U.S. government bonds.............     27       5      --               32
   Foreign bonds.....................     --      13      --               13
   Federal agencies..................     --       6      --                6
   Municipals........................     --       4      --                4
   Other (1).........................     --       6      --                6
                                      ------  ------  ------    -------------
     Total fixed maturity securities.     27      75       1              103
                                      ------  ------  ------    -------------
  Equity securities:
   Common stock -- domestic..........     28      --      --               28
   Common stock -- foreign...........      1      --      --                1
                                      ------  ------  ------    -------------
     Total equity securities.........     29      --      --               29
                                      ------  ------  ------    -------------
  Short-term investments.............     --       1      --                1
                                      ------  ------  ------    -------------
         Total assets................ $   56  $   76  $    1    $         133
                                      ======  ======  ======    =============

--------

(1)Other primarily includes mortgage-backed securities and collateralized mortgage obligations.

  For the years ended December 31, 2014, 2013 and 2012, the changes to pension plan assets invested in corporate fixed maturity securities measured at estimated fair value on a recurring basis using significant unobservable (Level
3) inputs were not significant.

 Expected Future Contributions and Benefit Payments

   It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2015. The Company expects to make discretionary contributions to the qualified pension plan of $3 million in 2015. For information on employer contributions, see "-- Obligations and Funded Status."

   Benefit payments due under the non-qualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $1 million to fund the benefit payments in 2015.

   Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The Company expects to make contributions of $1 million towards benefit obligations in 2015 to pay postretirement medical claims.

               New England Life Insurance Company and Subsidiary

   Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                                                             Other
                                                         Postretirement
                                        Pension Benefits    Benefits
                                        ---------------- --------------
                                                 (In millions)
         2015..........................   $          7    $          2
         2016..........................   $          8    $          2
         2017..........................   $          9    $          2
         2018..........................   $         10    $          2
         2019..........................   $         10    $          2
         2020-2024.....................   $         62    $         11

 Additional Information

   As previously discussed, most of the assets of the pension benefit plan are held in a group annuity contract issued by the Company. Total revenues from these contracts recognized in the consolidated statements of operations were less than $1 million for each of the years ended December 31, 2014, 2013 and 2012, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $22 million, ($2) million and $11 million for the years ended December 31, 2014, 2013 and 2012, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

  Defined Contribution Plans

   The Company sponsors defined contribution plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed less than $1 million for each of the years ended December 31, 2014, 2013 and 2012. Effective December 31, 2014, the defined contribution plans were merged into the MetLife Savings & Investment Plan sponsored by MLIC.

12. Income Tax

  The provision for income tax was as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                       2014    2013     2012
                                                       ------   -----  ------
                                                         (In millions)
       Current:
        Federal...................................... $   74   $  62   $   41
       Deferred:
        Federal......................................     23    (53)       33
                                                       ------   -----  ------
          Provision for income tax expense (benefit). $   97   $   9   $   74
                                                       ======   =====  ======

               New England Life Insurance Company and Subsidiary

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                       2014     2013    2012
                                                        -----    -----   -----
                                                         (In millions)
        Tax provision at U.S. statutory rate.......... $ 116    $  18   $  75
        Tax effect of:
         Prior year tax...............................   (4)       13      12
         Tax credits..................................   (1)      (1)     (1)
         Tax-exempt income............................   (1)       --     (1)
         Dividends received deduction.................  (13)     (11)    (11)
         Change in valuation allowance................    --     (10)      --
                                                        -----    -----   -----
           Provision for income tax expense (benefit). $  97    $   9   $  74
                                                        =====    =====   =====

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                   ----------------------------
                                                        2014          2013
                                                   -------------- -------------
                                                          (In millions)
 Deferred income tax assets:
  Policyholder liabilities and receivables........ $           93 $         120
  Employee benefits...............................             15            20
  Investments, including derivatives..............             --             5
  Tax credit carryforwards........................              5             3
                                                   -------------- -------------
    Total deferred income tax assets..............            113           148
                                                   -------------- -------------
 Deferred income tax liabilities:
  DAC.............................................            200           212
  Net unrealized investment gains.................             42            14
  Investments, including derivatives..............             12            --
  Other...........................................              1             2
                                                   -------------- -------------
    Total deferred income tax liabilities.........            255           228
                                                   -------------- -------------
      Net deferred income tax asset (liability)... $        (142) $        (80)
                                                   ============== =============

   Tax credit carryforwards of $6 million at December 31, 2014 will expire beginning in 2021.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) affiliates included $13 million, ($2) million and ($3) million for the years ended December 31, 2014, 2013 and 2012, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years

               New England Life Insurance Company and Subsidiary under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates to policyholder liability deductions which the Company continues to protest.

   During June 2014, the IRS concluded its audit of the Company's tax returns for the years 2003 through 2006 and issued a Revenue Agent's report. The Company agreed with certain tax adjustments and filed a protest in July 2014 for one tax adjustment. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          -----------------------
                                                                           2014     2013    2012
                                                                          -------  ------- -------
                                                                               (In millions)
Balance at January 1,.................................................... $    22  $    18 $     7
Additions for tax positions of prior years...............................       1        4      11
Reductions for tax positions of prior years..............................     (2)       --      --
                                                                          -------  ------- -------
Balance at December 31,.................................................. $    21  $    22 $    18
                                                                          =======  ======= =======
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    20  $    22 $    18
                                                                          =======  ======= =======

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                                           Years Ended December 31,
                                                                           -----------------------
                                                                             2014     2013   2012
                                                                           --------  ------ -------
                                                                                (In millions)
Interest recognized in the consolidated statements of operations.......... $    (1)  $    5 $    --

                                                                                      December 31,
                                                                                     --------------
                                                                                      2014   2013
                                                                                     ------ -------
                                                                                     (In millions)
Interest included in other liabilities in the consolidated balance sheets.           $    5 $     6

  The Company had no penalties for the years ended December 31, 2014, 2013 and 2012.

               New England Life Insurance Company and Subsidiary

13. Contingencies, Commitments and Guarantees


  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2014 and 2013, the Company recognized an income tax benefit of $15 million and $11 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $2 million related to a true-up of the 2013 tax return.

Contingencies

 Litigation

  Unclaimed Property Inquiries

   In April 2012, MetLife, for itself and on behalf of entities including NELICO, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. On November 21, 2012, the West Virginia Treasurer filed an action against NELICO in West Virginia state court (West Virginia ex rel. John D. Perdue v. New England Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-376), alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 30, 2013, the court granted defendants' motion to dismiss the action. The Treasurer has appealed the dismissal order.

  Sales Practices Claims

   The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Regulatory authorities in a small number of states and the Financial Industry Regulatory Authority, and occasionally the U.S. Securities and Exchange Commission ("SEC"), have also conducted investigations or inquiries relating to sales of individual life insurance policies or annuities or other products issued by the Company. These investigations often focus on the conduct of particular financial service representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner.

Diversified Lending Group

  The Company conducted an internal investigation of an agency in Los Angeles, California concerning the referral of clients to an entity which the SEC has put into receivership for allegedly defrauding investors. Three of the Company's former representatives may have encouraged customers to invest in this entity. Restitution has

               New England Life Insurance Company and Subsidiary been made to certain customers. The Company has been named in three related lawsuits currently pending in California state court. In one of the lawsuits and four other lawsuits in which the Company was not named directly, one of the Company's former representatives has asserted claims for indemnification against the Company. The Court recently denied plaintiffs' motion for class certification. The Company believes adequate provision has been made in its financial statements for any probable and reasonably estimable loss for this matter.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. At both December 31, 2014 and 2013, the Company held a liability of $1 million. At both December 31, 2014 and 2013, the Company held the related assets for premium tax offsets of $1 million for future undiscounted assessments with respect to impaired, insolvent or failed insurers. At both December 31, 2014 and 2013, the Company held an asset of $1 million for premium tax offsets currently available for paid assessments.

               New England Life Insurance Company and Subsidiary

Commitments

  Leases

    The Company, as lessee, has entered into various lease agreements for office space. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                          Amount
                                       -------------
                                       (In millions)
                           2015.......   $      12
                           2016.......          10
                           2017.......           8
                           2018.......           7
                           2019.......           5
                           Thereafter.           3
                                         ---------
                            Total.....   $      45
                                         =========

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $2 million at both December 31, 2014 and 2013.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In one case, the maximum potential obligation under the indemnities and guarantees is $45 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

               New England Life Insurance Company and Subsidiary

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2014 and 2013.

14. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $43 million, $60 million and $60 million for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $26 million, $27 million and $25 million for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $48 million, $43 million and $96 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company also entered into agreements to sell insurance products on behalf of certain affiliates. Expenses incurred by the Company related to these agreements, included in other expenses, were $117 million, $163 million and $207 million for the years ended December 31, 2014, 2013 and 2012, respectively, and were reimbursed to the Company by these affiliates.

  The Company had net receivables from affiliates, related to the items discussed above, of $49 million and $28 million at December 31, 2014 and 2013, respectively.

  See Notes 5 and 6 for additional information on related party transactions.

15. Subsequent Events

  The Company has evaluated events subsequent to December 31, 2014, through April 20, 2015, which is the date these consolidated financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    PART II



                          UNDERTAKING TO FILE REPORTS




Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                              RULE 484 UNDERTAKING




As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), each of which is incorporated in the State of Delaware, and the Depositor, which is incorporated in the State of Massachusetts shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).

As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



                                REPRESENTATIONS



New England Life Insurance Company hereby represents that the fees and charges deducted variable ordinary life insurance policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by New England Life Insurance Company.


                       CONTENTS OF REGISTRATION STATEMENT



This Registration Statement comprises the following papers and documents:


     The facing sheet.

     A reconciliation and tie-in of the information shown in the prospectus with the items of Form N-8B-2.


     The prospectuses and supplement consisting of 3,671 pages.


     The undertaking to file reports.

     The undertaking pursuant to Rule 484(b) under the Securities Act of 1933.

     Representations.

     The signatures.

     Written consents of the following persons:
          Marie C. Swift, Esq. (see Exhibit 3(ii) below)
          James J. Reilly, Jr., F.S.A., M.A.A.A. (see Exhibit 3(i) below) Independent Registered Public Accounting Firm (see Exhibit 11 below)

The following exhibits:



     1.A.(1) January 31, 1983 resolution of the Board of Directors of NEVLICO (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File No. 033-66864, filed February 25, 1998.)



        (2)         None



        (3)(a) Distribution Agreement between NEVLICO and NELESCO (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)


           (b) (i) Form of Contract between NELICO and its General Agents (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File No. 033-66864, filed February 25, 1998.)


              (ii) Form of contract between NELICO and its Agents (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)


           (c) Commission Schedule for Policies (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)


           (d) Form of contract among NES, NELICO and other broker dealers (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6, File No. 333-21767, filed July 16, 1997.)


           (e) Enterprise Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated September 2012 (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 23, 2013.)


           (f) Principal Underwriting Agreement between NELICO and MetLife Investors Distribution Company dated April 28, 2014 (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 22, 2014.)


        (4)          None



        (5) (a) Specimen of Policy, including Application (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)


            (b) Riders to Policy (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Form Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)


            (c) Acceleration of Benefits Rider (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form S-6, File No. 033-52050, filed April 30, 1997.)


            (d) Additional Form of application (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form S-6, File No. 033-88082, filed January 20, 1999.)

            (e) Additional Riders and Endorsements 99 Incorporated herein by reference to the Post-Effective Amendment No. 10 to the Registrant's Form S-6 Registration Statement, File No. 033-52050, filed April 26, 1999.


        (6) (a) Amended and Restated Articles of Organization (Incorporated herein by reference to the Registrant's Registration Statement on Form S-6, File No. 333-21767, filed February 13, 1997.)


          (b) Amendments to Amended and Restated Articles of Organization (Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form S-6, File No. 033-65263, filed February 24, 1999.)


          (c) Amended and Restated By-Laws of NELICO (Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form S-6, File No. 333-21767, filed April 25, 2001.)



        (7)         None

        (8)         None

        (9)         None

        (10)        See Exhibit 1.A.(5)(a)


     2.             See Exhibit 3(i)


     3. (i) Opinion and consent of James J. Reilly, Jr., F.S.A., M.A.A.A. (Incorporated herein by reference to the Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form S-6, File No. 033-52050, filed April 26, 2001.)


        (ii) Opinion and consent of Marie C. Swift, Esquire (Incorporated herein by reference to the Post-Effective Amendment No. 16 to the Variable Account's Registration Statement on Form S-6, File No. 033-52050, filed April 30, 2004.)


     4.             None

     5.             Inapplicable

     6.             Inapplicable

     7.             Powers of Attorney (Filed herewith)

     8. Notice of Withdrawal Right for Policies (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)


     9.             Inapplicable

     10.            Inapplicable

     11.            Consent of Independent Registered Public Accounting Firm
                    (Filed herewith)


     12. Schedule for computation of performance quotations (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)


     13. (i) Consolidated memorandum describing certain procedures, filed pursuant to Rule 6e-2(b)(12)(ii) and Rule 6e-3(T)(b)(12)(iii) (Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-6, File No. 333-73676, filed April 19, 2007.)


         (ii) Second Addendum to Consolidated Memorandum (Incorporated herein by reference to the Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form S-6, File No. 033-52050, filed April 26, 1999.)


      14. (i) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Variable Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6,
                    File No. 033-52050, filed April 24, 1998.)

         (ii) Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Variable Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6, File No. 033-88082, filed June 22, 1995.)


        (iii) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and New England Variable Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6, File No. 033-88082, filed June 22, 1995.)


         (iv) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form S-6, File No. 033-88082, filed November 9, 2000.)


         (v) Amendment No. 2 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Life Insurance Company (Incorporated herein by reference to the Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form S-6, File No. 333-89409, filed February 26, 2001.)


         (vi) Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and New England Life Insurance Company (Incorporated herein by reference to the Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form S-6, File No. 333-89409, filed February 26, 2001.)


         (vii) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distributors Inc. and New England Life Insurance Company (Incorporated herein by reference to the Registrant's Registration Statement on Form S-6, File No. 333-73676, filed November 19, 2001.)


        (viii) Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company (Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form S-6, File No. 333-89409, filed July 20, 2001.)


        (ix) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company (8/31/07) (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-6, File No. 333-73676, filed April 22, 2008.)


        (x) Net Worth Maintenance Agreement (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-6, File No. 333-46401, filed April 26, 2006.)


        (xi) First Amendment to the Participation Agreement with Met Investors Series Trust (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-6, File No. 333-46401, filed April 23, 2009.)


        (xii) Amendment to Participation Agreement between American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company dated April 30, 2010 (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-6, File No. 333-46401, filed April 22, 2011.)


        (xiii) Summary Prospectus Agreement between Fidelity Distributors Corporation and New England Life Insurance Company dated April 30, 2010 (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-6, File No. 333-46401, filed April 22, 2011.)


        (xiv) Amendments to Participation Agreements with Met Investors Series Trust and Metropolitan Series Fund, Inc. effective April 30, 2010 (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 25, 2012.)

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, the Registrant, New England Variable Life Separate Account, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Boston, and the Commonwealth of Massachusetts, on April 28, 2015.



                                     New England Variable Life Separate Account
                                                (Registrant)


                                     By: New England Life Insurance Company
                                                (Depositor)


                                     By: /s/ Peter H. Duffy
                                        ---------------------------------------
                                        Peter H. Duffy, Esq.
                                        Vice President



Attest:



/s/ John M. Richards
----------------------------------
John M. Richards
Counsel

Pursuant to the requirements of the Securities Act of 1933, the Depositor, New England Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Boston, and the Commonwealth of Massachusetts, on April 28, 2015.



                                     New England Life Insurance Company


                                     By: /s/ Peter M. Duffy
                                        ---------------------------------------
                                        Peter H. Duffy
                                        Vice President



Attest:


/s/ John M. Richards
----------------------------------
John M. Richards
Counsel




Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities indicated, on April 28, 2015.




             *                Chairman of the Board, President and Chief Executive Officer and a Director
------------------------
      Eric T. Steigerwalt
             *                Director
------------------------
      Steven H. Ashton
             *                Director
------------------------
    Kimberly A. Berwanger
             *                Director, Executive Vice President and Chief Accounting Officer
------------------------
      Peter M. Carlson
             *                Director
------------------------
        Kumar Das Gupta
             *                Director
------------------------
       Christine DeBiase
             *                Director
------------------------
       Meghan S. Doscher
             *                Director
------------------------
       Gene L. Lunman
             *                Vice President (Principal Financial Officer)
------------------------
      James J. Reilly



By: /s/ John M. Richards
     --------------------------------
     John M. Richards, Esq.
     Attorney-in-fact

* Executed by John M. Richards, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

EXHIBIT
NUMBER         TITLE
------         -----


7.             Powers of Attorney


11.            Consent of the Independent Registered Public Accounting Firm